As filed with the Securities and Exchange Commission on January 31, 1996.
                                                                File No. 33-8982
                                                                ICA No. 811-4852
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                      Pre-Effective Amendment No. _____                     [ ]
                       Post-Effective Amendment No. 27                      [X]
                                       and
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                     [X]
                              Amendment No. 28                              [X]
                             The Victory Portfolios
         (Exact name of Registrant as Specified in Declaration of Trust)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                                   Copy to:

George O. Martinez                                 Carl Frischling, Esq.
Concord Holding Corporation                        Kramer, Levin, Naftalis,
3435 Stelzer Road                                  Nessen, Kamin & Frankel
Columbus, Ohio 43219                               919 Third Avenue
                                                   New York, New York 10022
--------------------------------------------------------------------------------

(Name and Address of Agent for  Service)
It is  proposed  that this filing will
become effective:

|_|   Immediately upon filing pursuant to    |X|  on February 1, 1996
      paragraph (b)                               pursuant to paragraph (b)
|_|   60 days after filing pursuant to       |_|  on (            ) pursuant to
      paragraph (a)(1)                            paragraph (a)(1)
|_|   75 days after filing pursuant to       |_|  on (          ) pursuant to
      paragraph (a)(2)                            paragraph (a)(2), of rule 485.

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of Shares pursuant to Rule 24f-2 and its Rule 24f-2 Notice for its April 30, 1995 fiscal year was filed on June 30, 1995, for its August 31, 1995 fiscal year was filed on October 25, 1995, and for its October 31, 1995 fiscal year was filed on December 28, 1995, in accordance with Rule 24f-2.

The Victory Portfolios



                             THE VICTORY PORTFOLIOS
                              CROSS-REFERENCE SHEET

Form N-1A Part A Item Prospectus Caption

i.    Cover Page                             Cover Page

ii.   Synopsis                               Summary of Fund Expenses

iii.  Condensed Financial Information        Financial Highlights

iv.   General  Description  of Registrant    Investment  Objective;  Investment
                                             Policies  and  Risk  Factors;
                                             Limiting Investment Risks;
                                             Additional Information; Fund
                                             Organization and Fees; Additional

v.    Management of the Fund                 Fund Organization and Fees

v.    Management's Discussion of Fund        Inapplicable
      Performance

vi.   Capital Stock and Other Securities     How to Invest, Exchange and Redeem;
                                             Dividends, Distributions and Taxes;
                                             Fund Organization and Fees;
                                             Additional Information

vii.  Purchase of Securities Being Offered   How to Invest, Exchange and Redeem

viii. Redemption or Repurchase               How to Invest, Exchange and Redeem

ix.   Pending Legal Proceedings              Inapplicable

The Victory Portfolios



                              Cross Reference Sheet
                      The Victory Portfolios - Statement of
                             Additional Information


         Form N-1A Part B Item
         ---------------------

x.     Cover Page                            Cover Page

xi.    Table of Contents                     Table of Contents

xii.   General Information and History       Additional Information

xiii.  Investment Objectives and Policies    Investment Objective and Policies
                                             Investment Limitations and
                                             Restrictions

xiv.   Management of the Fund                Trustees and Officers

xv.    Control Persons and Principal         Additional Information      -
       Holders of Securities



xvi.   Investment Advisory and Other         Advisory and Other Contracts
       Services



xvii.  Brokerage Allocation and Other        Advisory and Other Contracts
       Practices


xviii. Capital Stock and Other Securities    Valuation of Portfolio Securities;
                                             Additional Purchase Exchange and
                                             Redemption Information; Affecting
                                             Additional Information

xix.   Purchase, Redemption and Pricing      Valuation of Portfolio Securities;
       of Securities being Offered           Additional Purchase Exchange and
                                             Redemption Information; Performance
                                             Additional Information

 xx.    Tax Status                           Dividends and Distributions

xxi.   Underwriters                          Advisory and Other Contracts


xxii.  Calculation of Performance Data


xxiii. Financial Statements

The Victory Portfolios



                                     PART A

THE
VICTORY
PORTFOLIOS

 BALANCED FUND


PROSPECTUS              For current yield, purchase, and redemption information,
February 1, 1996                            call 800-539-FUND or 800-539-3863


THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the BALANCED FUND (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of
KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").

The Fund seeks to provide income and long-term growth of capital. The Fund pursues this objective by investing primarily in common stocks and fixed income securities.

The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.


SHARES OF THE FUND ARE:

O        NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                         PAGE
                                                                          ----

Fund Expenses                                                                3
Financial Highlights                                                         5
Investment Objective                                                         6
Investment Policies and Risk Factors                                         6
How to Invest, Exchange and Redeem                                          12
Dividends, Distributions and Taxes                                          23
Performance                                                                 25
Fund Organization and Fees                                                  26
Additional Information                                                      29

                                  FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.


SHAREHOLDER TRANSACTION EXPENSES(1)
                                              CLASS A   CLASS B
                                              -------   -------

Maximum Sales Charge Imposed on Purchases
  (as a percentage of the offering price)      4.75%          none
Maximum Sales Charge Imposed on Reinvested
  Dividends                                    none           none
Deferred Sales Charge                          none           5% in the first
                                                              year, declining
                                                              to 1% in the
                                                              sixth year and

                                                              eliminated
                                                              thereafter
Redemption Fees                               none            none
Exchange Fee                                  none            none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                              CLASS A         CLASS B
                                              -------         -------
Management Fees(2)                             .60%             .60%

Administration Fees                            .15%             .15%

Rule 12b-1 Distribution Fees                   .00%             .75%

Other Expenses(3)                              .50%             .64%
                                              -----            -----
Total Fund Operating Expenses(2) (3)          1.25%            2.14%
                                              =====            =====

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")

 (2) The Adviser has agreed to reduce its investment advisory fees for the indefinite future. Absent the voluntary reduction of investment advisory fees, "Management Fees" as a percentage of average daily net assets would be 1.00%, and "Total Operating Expenses" as a percentage of average daily net assets for Class A and Class B shares would be 1.65% and 2.54%, respectively.

(3) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").


EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                         1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                         ------    -------  -------  --------


Balanced Fund - Class A Shares              $60      $85      $113       $191

Balanced Fund - Class B Shares              $72      $97      $135       $224



The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS




The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to February 1, 1996, and therefore no information on Class B shares is reflected in the table below. The information set forth below is for a Class A share outstanding for each period indicated.

                            THE VICTORY BALANCED FUND
                                 CLASS A SHARES


                                        YEAR ENDED
                                        OCTOBER 31,     DECEMBER 10, 1993 TO
                                            1995        OCTOBER  31, 1994(a)
                                        -----------     --------------------

NET ASSET VALUE, BEGINNING OF          $    9.62             $   10.00
   PERIOD

Income from Investment Activities
   Net investment income                    0.41                  0.33
   Net realized and unrealized
      gains (losses) on investments         1.40                 (0.39)

               Total from Investment
               Activities                   1.81                 (0.06)

Distributions
   Net investment income                   (0.42)                (0.32)
   Net realized gains                       --                      --
         Total Distributions               (0.42)                (0.32)

NET ASSET VALUE, END OF PERIOD          $  11.01            $     9.62
                                        ========            ==========

Total Return (Excludes Sales
   Charge)                                 19.24%                (0.57%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)         $201,073             $127,285

Ratio of expenses to average net
   assets                                   0.98%                0.87%(c)

Ratio of net investment
   income to average net assets             4.05%                3.97%(c)

Ratio of expenses to average net
assets(d)                                   1.36%                1.49%(c)

Ratio of net investment
income to average net assets(d)             3.67%                3.35%(c)


Portfolio turnover                         69.22%              118.49%




(a)      Period from commencement of operations.

(b)      Not Annualized

(c)      Annualized

(d) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                              INVESTMENT OBJECTIVE

The Fund seeks to provide income and long-term growth of capital. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund will invest primarily in common stocks and fixed income securities. The Fund may invest in any type or class of security.

Under normal market conditions, the Fund will invest in common stocks, fixed income securities and securities convertible into common stock (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights). At least 25% of the value of the Fund's assets will be invested in fixed income securities, primarily preferred stock of United States corporations and debt securities, such as bonds, notes and debentures of United States corporations and bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities. It is anticipated that between 40% to 70% of the total asset value of the Fund will be invested in common stocks. The average weighted maturity of the Fund's investment in fixed income securities is expected to be in the range of seven to twelve years under normal market conditions, but this range may be altered by Key Advisers or the Sub-Adviser in response to changes in market conditions.

Investments in equity-based securities (which are both common stocks and those debt securities and preferred stocks which are convertible into common stocks) will be based on such factors as the growth and profitability prospects for the economic sector and markets in which the company operates, and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities; and the price of the security, how that price compares to historical price levels, to current price levels in the general market, prices of competing companies, projected earnings estimates and earnings growth rate for the company.

It is anticipated that the Fund will invest in debt securities of United States corporations which are "Investment Grade." The Fund expects to dispose of any debt security that is no longer "Investment Grade," as defined below under "Additional Information Regarding the Fund's Investment." Investments in preferred stock will be based on considerations by Key Advisers or the Sub-Adviser of matters such as the issuer's financial strength, including its historic and current financial condition, its projected earnings, cash flow and borrowing requirements, as well as the issuer's continuing ability to meet its obligations.

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. The value of a convertible security is dependent upon interest rates and the value of the equity securities into which the debt instrument is convertible.


ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENT

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

O SHORT-TERM OBLIGATIONS. There may be times when, in Key Advisers' or the SubAdviser's opinion, market conditions warrant that, for temporary defensive purposes, the Fund may hold more than 20% of its total assets in short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include "High-Quality" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and United States Treasury Bills. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. For a discussion of repurchase agreements, see below.

O INVESTMENT GRADE AND HIGH QUALITY SECURITIES. "Investment Grade" obligations are those rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, are obligations that Key Advisers or the Sub-Adviser determine to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information. "High-Quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation or "P-1" or "P-2" by Moody's Investors Service, Inc. or (2) are unrated by an NRSRO but are determined by Key Advisers or the Sub-Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees.

O FOREIGN SECURITIES. The Fund may invest in equity securities of foreign issuers, including securities traded in the form of American Depository Receipts. The Fund will limit its investments in such securities to 20% of its total assets. The Fund will not hold foreign currency as a result of investment in foreign securities.

Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; limitations on the removal of securities, property or other assets of the Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. Key Advisers or the Sub-Adviser will take such factors into consideration in managing the Fund's investments.


O FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may enter into futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek to offset a decline in the value of its portfolio securities by entering into futures contract transactions. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets (other than in connection with bona fide hedging purposes), and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


O ZERO COUPON BONDS. The Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates
 . For this reason, zero coupon bonds are subject to substantially  greater price
fluctuations   during  periods  of  changing  market  interest  rates  than  are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.

O RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").


STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

O SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by Key Advisers or the Sub-Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Board of Trustees (the "Trustees"). The Fund will limit its securities lending to 33 1/3% of total assets.

O WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

O VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase Investment Grade variable and floating rate notes . The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's total assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities."

O REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements may be considered by the staff of the Commission to constitute loans by the Fund.


O REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


O INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers or the Sub-Adviser will waive its fee attributable to the Fund's assets invested in a fund of the Victory Portfolios, and, to the extent required by the laws of any state in which shares of the Fund are sold, Key Advisers or the Sub-Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by Key Advisers or the Sub-Adviser.

O PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in High Quality commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other Restricted Securities (as defined in the Statement of Additional Information) that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Key Advisers or the Sub-Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. See "Investment Limitations" below.

O OPTIONS. The Fund may write call options from time to time. The Fund will write only "covered" call futures (options on securities owned by the Fund and index options). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction," i.e., the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Fund intends to limit its investments in call and index options to 25% of its total assets.

Certain investment management techniques which the Fund may use, such as the purchase and sale of futures and options (described above), may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.

O PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what Key Advisers or the Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal year ended October 31 , 1995, the portfolio turnover rate was 69.22% compared to 118.49% in the fiscal period December 10, 1993 to October 31, 1994.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a lending relationship.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

2. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, Key Advisers or the Sub-Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

3. The Fund is "diversified" within the meaning of the 1940 Act. With respect to 75% of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. The Fund's policy regarding concentration of investments provides that the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST

The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


O CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

O WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

4. INVESTMENT PROFESSIONALS. A salesperson , financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such persons.

O HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.

o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organization and Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.


O INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.


The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


O BY MAIL. You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                            The Victory Balanced Fund
                            Primary Funds Service Corporation
                            P.O. Box 9741
                            Providence, RI 02940-9741.


Subsequent purchases may be made in the same manner.


O BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:


                            Boston Safe Deposit & Trust Co.
                            ABA #011001234
                            Credit PFSC DDA#16-918-8

                      The Victory Portfolios: Balanced Fund

You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent (see "Fund Organization and Fees - Transfer Agent" below). The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. In most cases, to receive that day's offering price, the Transfer Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below). If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price.


INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.


CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:


                                                                   DEALER
                                   CLASS A SALES CHARGE          REALLOWANCE
                                  AS A % OF     AS A % OF          AS A %
                                   OFFERING     NET AMOUNT       OF OFFERING
         AMOUNT OF PURCHASE         PRICE        INVESTED          PRICE
                                  ---------    ------------     ------------
         Less than $49,999          4.75%          4.99%            4.00%
         $50,000 to $99,999         4.50%          4.71%            4.00%
         $100,000 to $249,999       3.50%          3.63%            3.00%
         $250,000 to $499,999       2.25%          2.30%            2.00%
         $500,000 to $999,999       1.75%          1.78%            1.50%
         $1,000,000 and above       0.00%          0.00%              (1)

(1) There is no initial sales charge on purchases of $1 million or more. Investment Professionals will be compensated at the rate of up to 0.25% on such purchases.


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for activities in maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of the Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.


The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

O REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.

For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800-539-3863. This program, however, may be modified or eliminated at any time without notice.




o RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund, and other funds of the Victory Portfolios, by combining a current purchase with purchases of another fund(s), or with certain prior purchases of shares of the Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of the Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.


O WAIVERS OF CLASS A SALES CHARGES. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):


(1) Current or retired Trustees of the Victory Portfolios; employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to the Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which Key Advisers, the Sub-Adviser or the Administrator belongs;


(2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;




(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors Preference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory
         Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges);

(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."


CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                             CONTINGENT DEFERRED SALES CHARGE
         YEARS SINCE PURCHASE                 ON REDEMPTIONS IN THAT YEAR
           PAYMENT WAS MADE                 (AS % OF AMOUNT SUBJECT TO CHARGE)
         --------------------                --------------------------------

                    0-1                                  5.0%
                    1-2                                  4.0%
                    2-3                                  3.0%
                    3-4                                  3.0%
                    4-5                                  2.0%
                    5-6                                  1.0%
               6 and following                           None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


O WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary;

(2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration), and (3) returns of excess contributions to Retirement Plans.


The CDSC is also waived on Class B shares in the following cases: (1) shares sold to Key Advisers, the SubAdviser or their affiliates; (2) shares issued in plans of reorganization to which the Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

O AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements-Class B Conversion Feature" in the Statement of Additional Information.


O DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.


The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For activities in maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC for a redemption of a share during the first year after purchase over any scheduled payment to the selling broker on such share. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. If the Plan is terminated by the Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts - Class B Shares Distribution Plan" in the Statement of Additional Information.


SPECIAL INVESTOR SERVICES


O THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.

O THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.


Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.


O TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.


O RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.


HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.


(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER FUNDS OF THE VICTORY GROUP. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800-539-3863. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the Valuation Time on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (generally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales load upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.


You may redeem shares in several ways:


O  BY MAIL.  Send a written request to:   The Victory Portfolios:  Balanced Fund
                                          P.O. Box 9741
                                          Providence, RI 02940-9741

Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (generally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741.

O BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

O ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.


If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.




SHAREHOLDER ACCOUNT RULES AND POLICIES


O SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities may be determined by an independent pricing service based primarily upon information concerning market transactions and dealers quotations for comparable securities.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.

o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.


o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.

o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.


o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income monthly. The Fund may make distributions at least annually out of any realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your application, you will be assigned this option.



2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.



4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.


5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.



O STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

O REDEMPTIONS OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

O COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

o BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their
shares.   Such  distributions  are  not  eligible  for  the   dividends-received
deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gains dividend on those shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE


From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

From time to time performance information for each class of shares of the Fund showing the yield may also be presented in advertisements, sales literature and in reports to shareholders. Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. All performance figures are based on historical earnings and are not intended to indicate future performance.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week,

American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.


Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


Additional  information  regarding  the  performance  of  each  of  the  Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.

                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of one percent (1.00%) of the average daily net assets of the Fund. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Victory Portfolios' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .60% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society

Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the subadvisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .65% of the first $10 million of average daily net assets; .50% of the next $15 million of average daily net assets; .40% of the next $25 million of average daily net assets; and .35% of average daily net assets in excess of $50 million.

The persons primarily responsible for the investment management of the Fund as well as their previous experience is as follows:

    PORTFOLIO              MANAGING                     PREVIOUS
    MANAGER               FUND SINCE                   EXPERIENCE
    ---------             ----------                   ----------

    Denise Coyne        January, 1995      Portfolio  Manager for Society  Asset
                                           Management,    Inc.,    1995;    Vice
                                           President Equity Research for Society
                                           National  Bank since  1992;  Research
                                           Analyst   with   Ameritrust   Company
                                           National Association since 1985.

    Richard T. Heine    Commencement of    Vice President and Portfolio  Manager
                        Operations         for Society  Asset  Management,  Inc.
                                           beginning in 1993; Vice President and
                                           Portfolio    Manager    for   Society
                                           National   Bank  since   1992;   with
                                           Ameritrust      Company      National
                                           Association from 1973 to 1992.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding  Corporation  is the  administrator  for  the  Fund  .  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.


SHAREHOLDER SERVICING


The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the net assets of each class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund .

FUND  ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT


In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance , and other administrative and support services.

For such services, the Sub-Adviser pays fees to Key Advisers as follows: .45% on the first $10 million of average daily net assets; .30% of the next $15 million of average daily net assets ; .20% of the next $25 million of average daily net assets; and .15% of average daily net assets in excess of $50 million.


EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses (for Class A shares) were 1.36% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.

                             ADDITIONAL INFORMATION

The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling (800) 539- 3863.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser
and/or  the  Victory   Portfolios'   officers   regarding  expected  trends  and
strategies.


Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.






NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The
Victory

Portfolios
 Diversified Stock Fund


Prospectus              For current yield, purchase, and redemption information,
February 1, 1996                           call 800-539-FUND or 800-539-3863


The Victory Portfolios (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the Diversified Stock Fund (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").


The Fund seeks to provide long-term growth of capital. The Fund pursues this investment objective by investing primarily in common stocks and securities convertible into common stocks issued by established domestic and foreign companies.


The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.


SHARES OF THE FUND ARE:

o        NOT INSURED BY THE FDIC;

o NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

o SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                     PAGE
-----------------                                     ----

    Fund Expenses                                        3
Financial Highlights                                     4
    Investment Objective                                 5
    Investment Policies and Risk Factors                 5
How to Invest, Exchange and Redeem                      10
Dividends, Distributions and Taxes                      20
Performance                                             22
Fund Organization and Fees                              23
Additional Information                                  26

                                  Fund Expenses

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.


SHAREHOLDER TRANSACTION EXPENSES(1)
                                                 CLASS A           CLASS B


Maximum Sales  Charge Imposed on Purchases
  (as a percentage of the offering price)         4.75%             none
                      ---
Maximum Sales  Charge Imposed on Reinvested       none              none
  Dividends
Deferred Sales     Charge                         none           5% in the first
                   ------                                        year, declining
                                                                 to 1% in the
                                                                 sixth year and
                                                                 eliminated
                                                                 thereafter
Redemption  Fees                                  none              none
Exchange Fee                                      none              none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                 CLASS A           CLASS B
Management Fees                                   .65%              .65%

Administration Fees                               .15%              .15%
Rule 12b-1 Distribution Fee                       .00%              .75%
Other Expenses(2)                                 .25%              .39%
                                               --------             ----
Total Fund Operating Expenses(2)                 1.05%             1.94%
                                              ====-----            -----

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")


(2) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").

Example:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                          1 Year  3 Years  5 Years   10 Years
                                          ------  -------  -------   --------

Diversified Stock Fund - Class A Shares    $58      $79     $103      $170
                                                    ---     ----      ----
Diversified Stock Fund - Class B Shares    $70      $91     $125      $203
                                           ---      ---     ----      ----

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS




The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to February 1, 1996, and therefore no information on Class B shares is reflected in the table below. The information set forth below is for a Class A share outstanding for each period indicated.




                       The Victory Diversified Stock Fund
                                 Class A Shares
                                                                                                                         October 20,
                                                                                                                           1989 to
                                                               Year Ended October 31,                                    October 31,
                                            1995            1994          1993          1992          1991        1990(c) 1989(a)(c)
                                            ----            ----          ----          ----          ----        ----    ----

Net Asset Value, Beginning of
   Period ........................   $      12.68  $      13.39  $      12.16  $      11.44  $       9.25     $    9.90    $  10.00


Income from Investment Activities
   Net investment income .........           0.27          0.25          0.18          0.19          0.23          0.26

   Net realized and unrealized
      gains (losses) on investments          2.33          0.64          1.50          1.11          2.20         (0.67)      (0.10)
                                        ---------     ---------     ---------     ---------     ---------     ---------   ---------


              Total from Investment
                Activities
                                             2.60          0.89          1.68          1.30          2.43         (0.41)      (0.10)
                                        ---------     ---------     ---------     ---------     ---------     ---------   ---------


Distributions

   Net investment income .........          (0.28)        (0.23)        (0.21)        (0.19)        (0.24)        (0.24)
   Net realized gains ............          (1.38)        (1.37)        (0.24)        (0.39)
                                           -------     ---------     ---------     ---------     ---------     ---------
         Total Distributions .....          (1.66)        (1.60)        (0.45)        (0.58)        (0.24)        (0.24)
                                         ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period ...      $   13.62     $   12.68     $   13.39     $   12.16     $   11.44     $    9.25    $   9.90
                                         =========     =========     =========     =========     =========     =========   =========
Total Return (Excludes Sales
      Charge)                               23.54%         7.39%        14.04%        11.57%        27.50%        (4.29%)    (1.00%)

Ratios/Supplemental Data:

Net Assets, End of Period (000) ..      $ 409,549     $ 263,227     $ 257,405     $ 227,839     $ 177,472     $ 121,754    $ 80,046
    Ratio of expenses to average
net ..............................           0.92%         0.89%         0.89%         0.91%         0.91%         0.91%      0.75%
   assets
    Ratio of net investment ......           2.11%         2.06%         1.45%         1.63%         2.06%         2.75%      1.39%
   income to average net assets ..
Ratio of expenses to average net .           0.95%         1.10%         0.90%
  assets(b) ......................
Ratio of net investment income ...           2.07%         1.86%         1.43%
   to average net assets(b) ......

Portfolio turnover ...............          75.05%       103.62%        86.32%        74.83%        50.78%        63.10%      3.00%




(a)      Period from commencement of operations.

(b) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) This information is not included in the financial statements audited by Coopers & Lybrand.

                              INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed-rate preferred stock, convertible fixed income securities, options, and rights) issued by established domestic and foreign companies which Key Advisers or the Sub-Adviser believe represent investment value because their market prices do not reflect their earnings performance or because Key Advisers or the Sub-Adviser believe they are selling below historical price relationships and/or underlying asset values.



Investments are based on analysis by Key Advisers or the Sub-Adviser of cash flow, book value, dividend yield and growth potential, quality of management, adequacy of revenues, earnings and capitalization, and future relative earnings growth. Key Advisers and the Sub-Adviser will attempt to choose investments which, in the aggregate, provide above average dividend yield and potential for appreciation.

Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks, and no more than 20% of the value of its total assets in preferred stocks, investment-grade corporate bonds and notes, warrants, and high quality short-term debt obligations (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations.


Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.



ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

o SHORT-TERM OBLIGATIONS. While the Fund will normally be predominantly invested in equity securities, there may be times when, in Key Advisers' or the Sub-Adviser's opinion, market conditions warrant that, for temporary defensive purposes, the Fund may hold more than 20% of its total assets in short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include "High-Quality" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and United States

Treasury Bills. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. For a discussion of repurchase agreements, see below.

o INVESTMENT GRADE AND HIGH QUALITY SECURITIES. "Investment Grade" obligations are those rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, are obligations that Key Advisers or the Sub-Adviser determine to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information. "High-Quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation or "P-1" or "P-2" by Moody's Investors Service, Inc. or (2) are unrated by an NRSRO but are determined by Key Advisers or the Sub-Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees.

o FOREIGN SECURITIES. The Fund may invest in equity securities of foreign issuers, including securities traded in the form of American Depository Receipts. The Fund will limit its investments in such securities to 20% of its total assets. The Fund will not hold foreign currency as a result of investment in foreign securities.

Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; limitations on the removal of securities, property or other assets of the Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. Key Advisers or the Sub-Adviser will take such factors into consideration in managing the Fund's investments.

o ZERO COUPON BONDS. The Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates
 . For this reason, zero coupon bonds are subject to substantially  greater price
fluctuations   during  periods  of  changing  market  interest  rates  than  are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.


o RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").
                                      - 6 -

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

o SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by Key Advisers or the Sub-Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Board of Trustees (the "Trustees"). The Fund will limit its securities lending to 33 1/3% of total assets.

o WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

o VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase Investment Grade variable and floating rate notes . The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's total assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities."

o REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements may be considered by the staff of the Commission to constitute loans by the Fund.


o REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


o INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers or the Sub-Adviser will waive its fee attributable to the Fund's assets invested in a fund of the Victory Portfolios, and, to the extent required by the laws of any state in which shares of the Fund are sold, Key Advisers or the Sub-Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by Key Advisers or the Sub-Adviser.



o PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in High Quality commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other Restricted Securities (as defined in the Statement of Additional Information) that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Key Advisers or the Sub-Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. See "Investment Limitations" below.

o OPTIONS. The Fund may write call options from time to time. The Fund will write only " covered" call options (options on securities owned by the Fund and index options). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction," i.e., the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Fund intends to limit its investments in call and index options to 25% of its total assets.

Certain investment management techniques which the Fund may use, such as the purchase and sale of options (described above), may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.

o PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what Key Advisers or the Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal year ended October 31, 1995, the portfolio turnover rate was 75.05% compared to 103.62% in the prior fiscal year.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a lending relationship.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

2. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, Key Advisers or the Sub-Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

3. The Fund is "diversified" within the meaning of the 1940 Act. With respect to 75% of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. The Fund's policy regarding concentration of investments provides that the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST

The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


o CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

o WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

4. INVESTMENT PROFESSIONALS. A salesperson , financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge ) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such persons.

o HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.


o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organization and Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.


o INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.


The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


o BY MAIL. You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                                    The Victory Diversified Stock Fund
                                    Primary Funds Service Corporation
                                    P.O.  Box 9741
                                    Providence, RI 02940-9741

 Subsequent purchases may be made in the same manner.

o BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:


                                Boston Safe Deposit & Trust Co.
                                ABA #011001234
                                Credit PFSC DDA#16-918-8
                                The Victory Portfolios: Diversified Stock Fund

You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. In most cases, to receive that day's offering price, the Transfer

Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below). If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price.


INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.


CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:

                                                                    DEALER
                                      CLASS A SALES CHARGE       REALLOWANCE
                                  AS A % OF      AS A % OF         AS A %
                                    OFFERING     NET AMOUNT      OF OFFERING
         AMOUNT OF PURCHASE           PRICE      INVESTED           PRICE
         ------------------           -----      --------           -----

         Less than $49,999             4.75%      4.99%             4.00%
         $50,000 to $99,999            4.50%      4.71%             4.00%
         $100,000 to $249,999          3.50%      3.63%             3.00%
         $250,000 to $499,999          2.25%      2.30%             2.00%
         $500,000 to $999,999          1.75%      1.78%             1.50%
         $1,000,000 and above          0.00%      0.00%             (1)

(1) There is no initial sales charge on purchases of $1 million or more. Investment Professionals will be compensated at the rate of up to 0.25% on such purchases.


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for activities in maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of the Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.


The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

o REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.



For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800-539-3863. This program, however, may be modified or eliminated at any time without notice.

o RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund, and other funds of the Victory Portfolios, by combining a current purchase with purchases of another fund(s), or with certain prior purchases of shares of the Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of the Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.


o WAIVERS OF CLASS A SALES CHARGES. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):


(1) Current or retired Trustees of the Victory Portfolios; employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to the Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which Key Advisers, the Sub-Adviser or the Administrator belongs;


 (2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;




(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors Preference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges);

(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."


CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                                CONTINGENT DEFERRED SALES CHARGE
                 YEARS SINCE PURCHASE            ON REDEMPTIONS IN THAT YEAR
                   PAYMENT WAS MADE           (AS % OF AMOUNT SUBJECT TO CHARGE)
                   ----------------           ----------------------------------

                          0-1                              5.0%
                          1-2                              4.0%
                          2-3                              3.0%
                          3-4                              3.0%
                          4-5                              2.0%
                          5-6                              1.0%
                    6 and following                        None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


o WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary; (2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration), and (3) returns of excess contributions to Retirement Plans.

The CDSC is also waived on Class B shares in the following cases: (1) shares sold to Key Advisers, the SubAdviser or their affiliates; (2) shares issued in plans of reorganization to which the Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

o AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements-Class B Conversion Feature" in the Statement of Additional Information.


o DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.

The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For activities in maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC for a redemption of a share during the first year after purchase over any scheduled payment to the selling broker on such share. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. If the Plan is terminated by the Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts - Class B Shares Distribution Plan" in the Statement of Additional Information.

SPECIAL INVESTOR SERVICES


o THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.



o THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.


Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.


o TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.


o Retirement Plans. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.


HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

     (1) Shares of the fund selected for exchange must be available for sale in your state of residence.

     (2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

     (3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

     (4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

     (5) The registration and tax identification numbers of the two accounts must be identical. (6) Before exchanging, obtain and read the prospectus for the fund you wish to purchase by exchange.

Shares of a particular class may be exchanged only for shares of the same class in the other funds of the Victory Group. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800-539-3863. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the Valuation Time on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (generally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales load upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.


You may redeem shares in several ways:


o  BY MAIL.  Send a written request to: The Victory Portfolios:
                                        Diversified Stock Fund
                                        P.O. Box 9741
                                        Providence, RI 02940-9741



Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (generally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741.

o BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

o ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.




SHAREHOLDER ACCOUNT RULES AND POLICIES


o SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities may be determined by an independent pricing service based primarily upon information concerning market transactions and dealers quotations for comparable securities.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.


o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.


o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.


o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


Dividends

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund may make distributions at least annually out of any realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:


1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3.   INCOME   EARNED   OPTION.   You  will  have  your  capital  gain   dividend
     distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.


5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.




o STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

o REDEMPTIONS OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

o COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

o BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.


FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gains dividend on those shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that such dividends were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE


From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

From time to time performance information for each class of shares of the Fund showing the yield may also be presented in advertisements, sales literature and in reports to shareholders. Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. All performance figures are based on historical earnings and are not intended to indicate future performance.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


Additional  information  regarding  the  performance  of  each  of  the  Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.

                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of sixty-five one-hundredths of one percent (.65%) of the average daily net assets of the Fund. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .62% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the subadvisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows: 65% of the first $10 million of average daily net assets; .50% of the next $15 million of average daily net assets; .40% of the next $25 million of average daily net assets; and .35% of average daily net assets in excess of $50 million.


The person primarily responsible for the investment management of the Fund as well as his previous experience is as follows:


         PORTFOLIO                 MANAGING             PREVIOUS
          MANAGER                 FUND SINCE            EXPERIENCE
          -------                 ----------            ----------

         Lawrence G. Babin    Commencement of    Portfolio Manager  with
                                Operations       Society Asset Management, Inc.
                                                  since 1993; Portfolio Manager
                                                  with Society National Bank
                                                  since 1981.


EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR

Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.


SHAREHOLDER SERVICING


The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the net assets of each class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund .

FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT

In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board ofTrustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .30% on the first $10 million of average daily net assets; .15% of the next $15 million of average daily net assets ; .05% of the next $25 million of average daily net assets; and .00% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses (for Class A shares) were .95% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.

                             ADDITIONAL INFORMATION

The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios.

Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling (800) 539- 3863.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.


Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE
VICTORY
PORTFOLIOS

INTERNATIONAL GROWTH FUND

PROSPECTUS              For current yield, purchase, and redemption information,
February 1, 1996                               call 800-539-FUND or 800-539-3863

THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the INTERNATIONAL GROWTH FUND (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").

The Fund seeks to provide capital growth consistent with reasonable investment risk. The Fund pursues this objective by investing primarily in equity securities of foreign corporations, most of which will be denominated in foreign currencies.

The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.


SHARES OF THE FUND ARE:

O        NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                           PAGE


Fund Expenses................................................................  3
Financial Highlights.........................................................  4
Investment Objective.........................................................  5
Investment Policies and Risk Factors.........................................  5
How to Invest, Exchange and Redeem........................................... 11
Dividends, Distributions and Taxes........................................... 21
Performance.................................................................. 23
Fund Organization and Fees................................................... 24
Additional Information....................................................... 27

                                  FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.

SHAREHOLDER TRANSACTION EXPENSES(1)

                                               CLASS A                   CLASS B
                                               -------                   -------

Maximum Sales  Charge Imposed on Purchases
 (as a percentage of the offering price)         4.75%                     none
Maximum Sales  Charge Imposed on Reinvested      none                      none
 Dividends                                       none                      none
Deferred Sales  Charge                                           5% in the first
                                                                 year, declining
                                                                 to 1% in the
                                                                 sixth year and
                                                                 eliminated
                                                                 thereafter
Redemption  Fees                                 none                      none
Exchange Fee                                     none                      none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE  DAILY NET ASSETS)


                                               CLASS A                   CLASS B
                                               -------                   -------

Management Fees                                  1.10%                    1.10%
Administration Fees                               .15%                     .15%
Rule 12b-1 Distribution Fee                       .00%                     .75%
Other Expenses(2)                                 .45%                     .60%
Total Fund Operating Expenses(2)                 1.70%                    2.60%
                                                 =====                    ====

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")

(2) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").

EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------

International Growth Fund - Class A Shares   $64      $99       $135       $239
International Growth Fund - Class B Shares   $76     $111       $158       $272

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to February 1, 1996, and therefore no information on Class B shares is reflected in the table below. The information set forth below is for a Class A share outstanding for each period indicated.


                      THE VICTORY INTERNATIONAL GROWTH FUND
                                 CLASS A SHARES

                                                                                                               MAY 18, 1990
                                                                   YEAR ENDED OCTOBER 31,                           TO
                                           -----------------------------------------------------------------   OCTOBER 31,
                                           1995(c)         1994            1993           1992          1991     1990(a)(d)
                                           ----            ----            ----           ----          ----     ----------
NET ASSET VALUE, BEGINNING
 OF PERIOD .....................             $13.32         $11.93          $8.93          $9.20         $9.46        $10.00
                                             ------         ------          -----          -----         -----        ------
INVESTMENT ACTIVITIES
 Net investment income (loss) ....            (0.05)         (0.01)         (0.03)         (0.02)         0.51          0.09
 Net realized and unrealized
  gains (losses) on investments ..            (0.42)          1.40           3.03          (0.17)        (0.25)        (0.55)
                                              -----           ----           ----          -----         -----         -----
  Total from Investment Activities            (0.37)          1.39           3.00          (0.19)         0.26         (0.46)
                                              -----           ----           ----          -----          ----         -----
Distributions:
 Net investment income ...........                                                         (0.01)        (0.52)        (0.08)
 Net realized gains ..............            (0.55)                                       (0.07)
 Tax return of capital ...........            (0.07)
TOTAL DISTRIBUTIONS ..............            (0.62)                                       (0.08)        (0.52)         0.08)
                                              -----          -----          -----          -----
Net Asset Value, End of Period ...           $12.33         $13.32         $11.93          $8.93         $9.20         $9.46
                                             ======         ======         ======          =====         =====         =====
TOTAL RETURN(Excludes
  Sales Charge) ..................            (2.50%)        11.65%         33.59%         (2.08%)        2.93%        (4.54%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000) ..         $106,477        $81,307         30,629        $11,091        $5,682        $9,878
Ratio of expenses to average
  net assets .....................             1.53%          1.48%          1.46%          1.56%         1.72%         1.70%(b)
Ratio of net investment
  income (loss) to average
  net assets .....................             0.75%         (0.51%)        (0.74%)        (0.20%)        5.97%         2.51%(b)
Ratio of expenses to average
  net assets (b) .................             1.65%          1.83%          1.63%          1.72%
Ratio of net investment loss
  to average net assets (b) ......             0.63%         (0.86%)        (0.91%)        (0.35%)
Portfolio turnover ...............            68.09%         50.66%         45.43%         91.92%       102.53%        12.16%


(a)      Period from commencement of operations.

(b) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the Fund. Financial highlights for the periods prior to June 5, 1995 represent the Fund.

(d) This information is not included in the financial statements audited by Coopers & Lybrand.

                              INVESTMENT OBJECTIVE


The Fund seeks to provide capital growth consistent with reasonable investment risk. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund pursues its objective by investing primarily in equity securities of foreign corporations, most of which will be denominated in foreign currencies.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies which derive more than 50% of their gross revenues from or have more than 50% of their assets outside the United States including in the form of American Depository Receipts ("ADRs"). Additionally, under normal market conditions, at least 65% of the Fund's assets will be invested in securities for which the principal trading market is located in at least three different countries (excluding the United States), although for temporary defensive purposes the Fund may invest all of its assets in a single foreign country. The Fund invests most of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may purchase securities of companies located in developing countries and other developed countries.

By investing in foreign securities, the Fund attempts to take advantage of differences between economic trends and the performance of securities markets in various countries, regions and geographic areas. The return on equity investments in some countries has at times exceeded the return on similar investments in the U.S., while at other times the return has been less than that of similar U.S. securities. The Fund seeks diversification by investing in securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The multinational character of the Fund's investments should reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund's investments in one foreign market may offset gains from the Fund's investments in another market. See "Additional Information Regarding The Fund's Investments -- Foreign
Securities" below for a discussion of the certain risks associated with investment in foreign securities.

Although the Fund intends to invest primarily in foreign equity securities, a portion of its assets, normally not to exceed 35% of its total assets, may be invested in domestic money market securities (including repurchase agreements) for liquidity purposes. In addition, the Fund may invest in securities convertible into common stock, attached and unattached warrants, sponsored and unsponsored ADRs, as well as forward spot currency contracts.

For temporary defensive purposes, when deemed necessary by Key Advisers or the Sub-Adviser, the Fund may invest up to 100% of its assets in U.S. Government obligations or "high-quality" debt obligations of companies incorporated and having principal business activities in the United States. When the Fund's assets are so invested, they are not invested so as to meet the Fund's investment objective. "High-Quality" short-term obligations are those obligations which, at the time of purchase , (1) possess a rating in one of the two highest ratings categories from at least one nationally recognized statistical ratings organization ("NRSRO") (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation or "P-1" or "P-2" by Moody's Investors Service, Inc. or (2) are unrated by an NRSRO but are determined by Key Advisers or the Sub-Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. The applicable securities ratings are described in the Appendix to the Statement of Additional Information.

Additionally, as long the Fund's shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, the Fund will invest only in debt securities which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO, or if unrated, those securities which Key Advisers or the Sub-Adviser deems to be of comparable quality.


Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.



ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

O FOREIGN SECURITIES. Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; limitations on the removal of securities, property or other assets of the Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. Key Advisers or the Sub-Adviser will take such factors into consideration in managing the Fund's investments.

The Fund may invest up to twenty percent (20%) of its total assets in companies located in developing countries. In addition to the above-described risks of investments in the securities of foreign issuers, companies located in developing countries are subject to some additional risks. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain, as well as greater risk of loss, than securities of companies located in developed countries.

When the Fund invests in foreign securities, such securities will usually be denominated in foreign currency, and the Fund may temporarily hold funds in foreign currencies. Thus, the value of the Fund's shares will be affected by changes in currency exchange rates. The value of the Fund's investments denominated in foreign currencies and any cash it holds in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political factors. Changes in the foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Accordingly, the Fund's ability to achieve its investment objective will depend, to a great extent, on favorable exchange rates.

O FUTURES CONTRACTS. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.


The Fund may enter into futures contracts in an effort to hedge against market and currency risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek to offset a decline in the value of its portfolio securities by entering into futures contract transactions. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.


The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets (other than in connection with bona fide hedging purposes), and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


O ZERO COUPON BONDS. The Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates
 . For this reason, zero coupon bonds are subject to substantially  greater price
fluctuations   during  periods  of  changing  market  interest  rates  than  are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.


O RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

O SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by Key Advisers or the Sub-Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Board of Trustees (the "Trustees"). The Fund will limit its securities lending to 33 1/3% of total assets.

O WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

O VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase Investment Grade variable and floating rate notes . The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's total assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities."

O REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements may be considered by the staff of the Commission to constitute loans by the Fund.


O REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


O INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers or the Sub-Adviser will waive its fee attributable to the Fund's assets invested in a fund of the Victory Portfolios, and, to the extent required by the laws of any state in which shares of the Fund are sold, Key Advisers or the Sub-Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by Key Advisers or the Sub-Adviser.



O PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in High Quality commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other Restricted Securities (as defined in the Statement of Additional Information) that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Key Advisers or the Sub-Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. See "Investment Limitations" below.

O OPTIONS.  The Fund may write  call  options  from time to time.  The Fund will write only covered call options (options on securities owned by the Fund and index options). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction," i.e., the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Fund intends to limit its investments in call and index options to 25% of its total assets.

Certain investment management techniques which the Fund may use, such as the purchase and sale of futures contracts and options (described above), may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.

O PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what Key Advisers or the Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal year ended October 31, 1995, the portfolio turnover rate was 68.09%, compared to 50.66% in the prior fiscal year.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a lending relationship.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

2. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, Key Advisers or the Sub-Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

3. The Fund is "diversified" within the meaning of the 1940 Act. With respect to 75% of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. The Fund's policy regarding concentration of investments provides that the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST

The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


O CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

O WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

4. INVESTMENT PROFESSIONALS. A salesperson , financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge ) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such person.

O HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.


o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organization and Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.


O INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.


The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


O BY MAIL. You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                                  The Victory International Growth Fund
                                  Primary Funds Service Corporation
                                  P.O. Box 9741
                                  Providence, RI 02940-9741


Subsequent purchases may be made in the same manner.


O BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:


                               Boston Safe Deposit & Trust Co.
                               ABA #011001234
                               Credit PFSC DDA#16-918-8
                               The Victory Portfolios: International Growth Fund

You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. In most cases, to receive that day's offering price, the Transfer

Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below). If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price.


INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.


CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:

                                                                     DEALER
                                 CLASS A SALES CHARGE             REALLOWANCE
                              AS A % OF        AS A % OF             AS A %
                              OFFERING          NET AMOUNT        OF OFFERING
   AMOUNT OF PURCHASE           PRICE            INVESTED            PRICE

   Less than $49,999             4.75%             4.99%              4.00%
   $50,000 to $99,999            4.50%             4.71%              4.00%
   $100,000 to $249,999          3.50%             3.63%              3.00%
   $250,000 to $499,999          2.25%             2.30%              2.00%
   $500,000 to $999,999          1.75%             1.78%              1.50%
   $1,000,000 and above          0.00%             0.00%                (1)

(1) There is no initial sales charge on purchases of $1 million or more. Investment Professionals will be compensated at the rate of up to 0.25% on such purchases.


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for activities in maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of the Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.


The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

O REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.





For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800-539-3863. This program, however, may be modified or eliminated at any time without notice.

o RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund, and other funds of the Victory Portfolios, by combining a current purchase with purchases of another fund(s), or with certain prior purchases of shares of the Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of the Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.


O WAIVERS OF CLASS A SALES CHARGES. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):


(1) Current or retired Trustees of the Victory Portfolios; employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to the Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which Key Advisers, the Sub-Adviser or the Administrator belongs;


(2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;




(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors Preference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory
         Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges);

(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plan and trusts used to fund those plan, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."

CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gain distribution. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                             CONTINGENT DEFERRED SALES CHARGE
         YEARS SINCE PURCHASE                  ON REDEMPTIONS IN THAT YEAR
         PAYMENT WAS MADE                    (AS % OF AMOUNT SUBJECT TO CHARGE)


                    0-1                                     5.0%
                    1-2                                     4.0%
                    2-3                                     3.0%
                    3-4                                     3.0%
                    4-5                                     2.0%
                    5-6                                     1.0%
               6 and following                              None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


O WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary; (2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration), and (3) returns of excess contributions to Retirement Plans.

The CDSC is also waived on Class B shares in the following cases: (1) shares sold to Key Advisers, the SubAdviser or their affiliates; (2) shares issued in plans of reorganization to which the Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

O AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements-Class B Conversion Feature" in the Statement of Additional Information.


O DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.

The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For activities in maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC for a redemption of a share during the first year after purchase over any scheduled payment to the selling broker on such share. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. If the Plan is terminated by the Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts - Class B Shares Distribution Plan" in the Statement of Additional Information.

SPECIAL INVESTOR SERVICES

O THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.



O THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the Account Application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.


Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.


O TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the

Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.


O RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.


HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.

SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER FUNDS OF THE VICTORY GROUP. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800-539-3863. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the Valuation Time on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (generally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales load upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.


You may redeem shares in several ways:


O BY MAIL. Send a written request to:
               The Victory Portfolios:International Growth Fund

               P.O. Box 9741
               Providence, RI 02940-9741


Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (generally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741.

O BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

O ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.


SHAREHOLDER ACCOUNT RULES AND POLICIES

O SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities may be determined by an independent pricing service based primarily upon information concerning market transactions and dealers quotations for comparable securities.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.


o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.


o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.


o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund may make distributions at least annually out of any realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.

5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.




O STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.



O REDEMPTIONS OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

O COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

O BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends-received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gains dividend on those shares.

Under certain circumstances, the Fund may be in a position to (in which case it would) elect to "pass-through" to its shareholders the right to a credit or deduction for income or other creditable taxes paid by the Fund to foreign governments.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year, including the amount of any foreign taxes "passed-through."

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE


From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

From time to time performance information for each class of shares of the Fund showing the yield may also be presented in advertisements, sales literature and in reports to shareholders. Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. All performance figures are based on historical earnings and are not intended to indicate future performance.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


Additional  information  regarding  the  performance  of  each  of  the  Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.

                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of one and ten one-hundredths of one percent (1.10%) of the average daily net assets of the Fund. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Victory Portfolios' Board of Trustees believes such fees to be comparable to advisory fees paid by many international funds having similar objectives and policies. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. Clay Finlay Inc. served as sub-adviser to the Fund from November 1, 1994 until June 5, 1995. During the Fund's fiscal year ended October 31, 1995, Society Asset

Management, Inc. received investment advisory fees aggregating .54% of the Fund's average daily net assets, and Clay Finlay Inc. received investment sub-advisory fees aggregating .43% of the Fund's average daily net assets.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the subadvisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .90% of the first $10 million of average daily net assets; .70% of the next $15 million of average daily net assets; .55% of the next $25 million of average daily net assets; and .45% of average daily net assets in excess of $50 million.

The person primarily responsible for the investment management of the Fund as well as his previous experience is as follows:


                      MANAGING       PREVIOUS
Portfolio Manager  PORTFOLIOS SINCE  EXPERIENCE
-----------------  ----------------  ----------

 Conrad R. Metz     October, 1995    Vice  President and Portfolio  Manager with
                                     Society Asset Management,  Inc. since 1995;
                                     Senior   Vice   President,    International
                                     Equities, with Bailard, Biehl & Kaiser from
                                     1993  -  1995;   Principal,   International
                                     Port-folio  Manager,   Vice  President  and
                                     Analyst with Harris Investment Management from 1983 - 1993; Assistant Vice President and Investment Officer, Equity Research with National Bank of Detroit from 1978 -
                                     1983.




EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.


SHAREHOLDER SERVICING


The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the net assets of each class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund .

FUND  ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian. The Bank of New York serves as sub-custodian for the Fund and receives fees for the services it performs as sub-custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT


In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .55% on the first $10 million of average daily net assets; .35% of the next $15 million of average daily net assets; .20% of the next $25 million of average daily net assets; and .10% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses (for Class A shares) were 1.65% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.


                             ADDITIONAL INFORMATION


The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling (800) 539- 3863.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.

Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailing of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE
VICTORY

PORTFOLIOS
 OHIO REGIONAL STOCK FUND


PROSPECTUS              For current yield, purchase, and redemption information,
February 1, 1996                               call 800-539-FUND or 800-539-3863


THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the OHIO REGIONAL STOCK FUND (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").


The Fund seeks to provide capital appreciation. The Fund pursues this objective by investing primarily in common stocks and securities convertible into common stocks issued by companies whose headquarters are located in the State of Ohio.


The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.


SHARES OF THE FUND ARE:

O        NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS                                                   PAGE
 -----------------                                                   ----

Fund Expenses......................................................... 3
Financial Highlights.................................................. 4
Investment Objective.................................................. 5
Investment Policies and Risk Factors.................................. 5
How to Invest, Exchange and Redeem................................... 10
Dividends, Distributions and Taxes................................... 21
Performance.......................................................... 23
Fund Organization and Fees........................................... 24
Additional Information............................................... 27

                                 FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.

SHAREHOLDER TRANSACTION EXPENSES(1)
-----------------------------------

                                                   CLASS A   CLASS B
                                                   -------   -------


Maximum Sales  Charge Imposed on Purchases
  (as a percentage of the offering price)            4.75%   none

Maximum Sales  Charge Imposed on Reinvested          none    none
  Dividends
Deferred Sales     Charge                            none    5% in the first
                                                             year, declining
                                                             to 1% in the
                                                             sixth year and
                                                             eliminated
                                                             thereafter
Redemption  Fees                                    none     none
Exchange Fee                                        none     none



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE  DAILY NET ASSETS)

                                      CLASS A           CLASS B

Management Fees                        .75%               .75%

Administration Fees                    .15%               .15%

Rule 12b-1 Distribution Fee            .00%               .75%

Other Expenses(2)                      .55%               .68%
                                      -----              -----
Total Fund Operating Expenses(2)      1.45%              2.33%
                                      =====              =====

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")


(2) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").

EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                             1 YEAR 3 YEARS  5 YEARS  10 YEARS
                                             ------  ------- -------  --------


Ohio Regional Stock Fund - Class A Shares    $62     $ 91    $123     $213

Ohio Regional Stock Fund - Class B Shares    $74     $103    $145     $245



The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS




The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to February 1, 1996, and therefore no information on Class B shares is reflected in the table below. The information set forth below is for a Class A share outstanding for each period indicated.





                                   THE VICTORY OHIO REGIONAL STOCK FUND
                                             CLASS A SHARES                                                              OCTOBER 20,
                                             --------------                                                               1989 TO
                                                                               YEAR ENDED OCTOBER 31,                    OCTOBER 31,
                                      1995          1994         1993           1992           1991        1990(a)(c)    1989(a)(c)
                                      ----          ----         ----           ----           ----        ----------    ----------

NET ASSET VALUE, BEGINNING OF
PERIOD                               $14.56        $14.69        $12.12        $11.15         $6.75         $9.72        $10.00

Income from Investment Activities
Net investment income                  0.17          0.18          0.16          0.20          0.21          0.24
Net realized and unrealized
gains (losses) on investments          2.13          0.39          2.63          1.07          4.39         (2.98)        (0.28)

Total from Investment
Activities                            2.30          0.57          2.79          1.27          4.60         (2.74)        (0.28)
----------                            ----          ----          ----          ----          ----         ------        ------

Distributions
Net investment income                 (0.18)        (0.17)        (0.18)        (0.21)        (0.20)        (0.23)
Net realized gains                    (0.74)        (0.53)        (0.04)        (0.09)
Total Distributions                   (0.92)        (0.70)        (0.22)        (0.30)        (0.20)        (0.23)
                                       ====          ====          ====          ====          ====          ====

NET ASSET VALUE, END OF PERIOD       $15.94        $14.56        $14.69        $12.12        $11.15         $6.75         $9.72

Total Return (Excludes Sales
Charge)                               16.93%         3.96%        23.16%        11.50%        68.68%       (28.63%)       (2.80%)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)     $39,048       $33,965       $34,926       $36,115       $27,092       $13,039          $20,277
Ratio of expenses to average net       1.20%         1.04%         1.04%         1.04%         1.08%         1.11%         0.88%(b)
assets
Ratio of net investment                1.13%         1.27%         1.17%         1.73%         2.16%         2.66%         0.47%(b)
income to average net assets
Ratio of expenses to average           1.24%         1.27%         1.06%
net assets(b)
Ratio of net investment income         1.09%         1.04%         1.15%
to average net assets (b)

Portfolio turnover                    11.44%        14.38%         7.25%         7.56%        14.59%        11.17%





(a)      Period from commencement of operations.

(b) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) This information is not included in the financial statements audited by Coopers & Lybrand.

                              INVESTMENT OBJECTIVE


The Fund seeks to provide capital appreciation. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

 SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks issued by companies whose headquarters are located in the State of Ohio.

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks issued by companies whose headquarters are located in the State of Ohio. Investments are based on analysis by Key Advisers or the Sub- Adviser of cash flow, book value, dividend growth potential, quality of management, adequacy of revenues, earnings and capitalization, and future relative earnings growth. Along with investments in nationally recognized companies, the Fund will seek to invest in companies which are relatively unknown because they are new or have a small capitalization, but which offer the potential for capital appreciation. The stock prices of such lesser-known companies are generally more volatile than stock prices of stocks of mature companies.

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value. The Fund's policy of concentrating its investments in the State of Ohio means that its assets may be subject to greater risk from economic, political, or other developments having an unfavorable impact upon the State of Ohio. Moreover, because of the geographic limitation, the Fund may be less varied (by industry and by issuer) than other funds with a similar investment objective and no such geographic limitation.

ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

O SHORT-TERM OBLIGATIONS. While the Fund will normally be predominantly invested in equity securities, there may be times when, in Key Advisers' or the Sub-Adviser's opinion, market conditions warrant that, for temporary defensive purposes, the Fund may hold more than 20% of its total assets in short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include "High-Quality" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and United States Treasury Bills. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. For a discussion of repurchase agreements, see below.

O INVESTMENT GRADE SECURITIES. The Fund may invest in "investment grade" obligations -- those rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, are obligations that Key Advisers or the Sub-Adviser determine to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information. "High-Quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation or "P-1" or "P-2" by Moody's Investors Service, Inc. or (2) are unrated by an NRSRO but are determined by Key Advisers or the Sub-Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees.

O FOREIGN SECURITIES. The Fund may invest in equity securities of foreign issuers, including securities traded in the form of American Depository Receipts. The Fund will limit its investments in such securities to 20% of its total assets. The Fund will not hold foreign currency as a result of investment in foreign securities.

Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; limitations on the removal of securities, property or other assets of the Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. Key Advisers or the Sub-Adviser will take such factors into consideration in managing the Fund's investments.

O ZERO COUPON BONDS. The Fund is permitted to purchase both zero coupon U.S. government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates . For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.


O RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

O SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by Key Advisers or the Sub-Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Board of Trustees (the "Trustees"). The Fund will limit its securities lending to 33 1/3% of total assets.

O WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

O VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase Investment Grade variable and floating rate notes . The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's total assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities."

O REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements are considered by the staff of the Commission to constitute loans by the Fund.


O REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


O INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers or the Sub-Adviser will waive its fee attributable to the Fund's assets invested in a fund of the Victory Portfolios, and, to the extent required by the laws of any state in which shares of the Fund are sold, Key Advisers or the Sub-Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by Key Advisers or the Sub-Adviser.

O PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in High Quality commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other Restricted Securities (as defined in the Statement of Additional Information) that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Key Advisers or the Sub-Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. See "Investment Limitations" below.

O OPTIONS. The Fund may write call options from time to time. The Fund will write only "covered" call options (options on securities owned by the Fund and index options). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction," i.e., the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Fund intends to limit its investments in call and index options to 25% of its total assets.

Certain investment management techniques which the Fund may use, such as the purchase and sale of options (described above), may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.

O PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what Key Advisers or the Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal year ended October 31, 1995, the portfolio turnover rate was 11.44% compared to 14.38% in the prior fiscal year.

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a lending relationship.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

2. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, Key Advisers or the Sub-Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

3. The Fund is "diversified" within the meaning of the 1940 Act. With respect to 75% of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. The Fund's policy regarding concentration of investments provides that the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST

The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


O CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

O WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

4. INVESTMENT PROFESSIONALS. A salesperson , financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge ) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such persons.

O HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.


o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organiztation Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment

Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.


O INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.


The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


O BY MAIL. You may purchase shares by completing and signing an account application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                               The Victory Ohio Regional  Stock Fund
                               Primary Funds Service Corporation,
                               P.O.  Box 9741, Providence, RI 02940-9741.


Subsequent purchases may be made in the same manner.


O BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:


                               Boston Safe  Deposit & Trust Co.
                               ABA  #011001234  Credit PFSC  DDA#16-918-8
                               The Victory Portfolios: Ohio Regional Stock Fund

You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. In most cases, to receive that day's offering price, the Transfer Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below). If you buy shares through an Investment Professional, the

Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price.


INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.

CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems his/her shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:


                                                                   DEALER
                                   CLASS A SALES CHARGE         REALLOWANCE
                                  AS A % OF     AS A % OF          AS A %
                                    OFFERING  NET AMOUNT        OF OFFERING
         AMOUNT OF PURCHASE           PRICE    INVESTED           PRICE
         ------------------           -----    --------           -----

         Less than $49,999           4.75%      4.99%            4.00%
         $50,000 to $99,999          4.50%      4.71%            4.00%
         $100,000 to $249,999        3.50%      3.63%            3.00%
         $250,000 to $499,999        2.25%      2.30%            2.00%
         $500,000 to $999,999        1.75%      1.78%            1.50%
         $1,000,000 and above        0.00%      0.00%              (1)

(1) There is no initial sales charge on purchases of $1 million or more. Investment Professionals will be compensated at the rate of up to 0.25% on such purchases.


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for activities in maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of the Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.

The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

O REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.



For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800-539-3863. This program, however, may be modified or eliminated at any time without notice.



o RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund and other funds of the Victory Portfolios by combining a current purchase with purchases of another fund(s) or with certain prior purchases of shares of the Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of the Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.


O WAIVERS OF CLASS A SALES CHARGES. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):


(1) Current or retired Trustees of the Victory Portfolios; employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to the Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which Key Advisers, the Sub-Adviser or the Administrator belongs;



(2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;


(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors Preference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory
         Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges);

(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."


CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The

Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                   CONTINGENT DEFERRED SALES CHARGE
         YEARS SINCE PURCHASE          ON REDEMPTIONS IN THAT YEAR
         PAYMENT WAS MADE          (AS % OF AMOUNT SUBJECT TO CHARGE)
         ----------------          ----------------------------------


                 0-1                              5.0%
                 1-2                              4.0%
                 2-3                              3.0%
                 3-4                              3.0%
                 4-5                              2.0%
                 5-6                              1.0%
               6 and following                    None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


O WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary; (2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration), and (3) returns of excess contributions to Retirement Plans.

The CDSC is also waived on Class B shares in the following cases: (1) shares sold to Key Advisers, the SubAdviser or their affiliates; (2) shares issued in plans of reorganization to which the Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

O AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements-Class B Conversion Feature" in the Statement of Additional Information.


O DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.

The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For activities in maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC for a redemption of a share during the first year after purchase over any scheduled payment to the selling broker on such share. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. If the Plan is terminated by the Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts - Class B Shares Distribution Plan" in the Statement of Additional Information.


SPECIAL INVESTOR SERVICES


O THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.

O THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.


Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.


O TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the

Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.


O RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.


HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.


SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER FUNDS OF THE VICTORY GROUP. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800-539-3863. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the Valuation Time on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (generally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales load upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.


You may redeem shares in several ways:


 O BY MAIL. Send a written request to: The Victory Portfolios: Ohio Regional
                                       Stock Fund P.O. Box 9741
                                       Providence, RI 02940-9741

Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (generally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741.

O BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

O ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.



SHAREHOLDER ACCOUNT RULES AND POLICIES


O SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .


The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities is determined by an independent pricing service approved by the Trustees based primarily upon information concerning market transactions and dealers quotations for similar securities.


o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.


o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.


o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.


o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund may make distributions at least annually out of any realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3.      INCOME  EARNED  OPTION.   You  will  have  your  capital  gain  dividend
        distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.

5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.




O STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.



O REDEMPTIONS OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

O COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

O BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gains dividend on those shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE

From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

From time to time performance information for each class of shares of the Fund showing the yield and/or effective yield for each class of shares may also be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. Effective yield is computed in a similar manner, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, current performance will fluctuate and is not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


Additional  information  regarding  the  performance  of  each  of  the  Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.

                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of seventy-five one-hundredths of one percent (.75%) of the average daily net assets of the Fund. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Victory Portfolios' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Victory Portfolios' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society

Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .71% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the sub-advisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .90% of the first $10 million of average daily net assets; .70% of the next $15 million of average daily net assets; .55% of the next $25 million of average daily net assets; and .45% of average daily net assets in excess of $50 million.


The person primarily responsible for the investment management of the Fund as well as his previous experience is as follows:


          PORTFOLIO MANAGER        MANAGING FUND        PREVIOUS EXPEREINCE
          -----------------        -------------        -------------------
          Lynn S Hamilton          Commencement of      Portfolio Manager
                                   Operation            with Society Asset
                                                        Management since 1993;
                                                        Portfolio Manager with
                                                        with Society Natnional
                                                        Bank since 1982.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services.

It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.


SHAREHOLDER SERVICING


The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to 25% of the net assets of each class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund .

FUND  ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT

In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and compliance systems and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .55% on the first $10 million of average daily net assets; .35% of the next $15 million of average daily net assets ; .20% of the next $25 million of average daily net assets; and .10% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses (for Class A shares) were 1.24% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.


                             ADDITIONAL INFORMATION


The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against. them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling (800) 539- 3863.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.


Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The
Victory

Portfolios
 Special Value Fund


Prospectus              For current yield, purchase, and redemption information,
February 1, 1996                               call 800-539-FUND or 800-539-3863


The Victory Portfolios (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the Special Value Fund (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").

The Fund seeks to provide long-term growth of capital and dividend income. The Fund pursues this objective by investing primarily in common stocks of small and medium-size companies listed on a nationally recognized exchange with an emphasis on companies with above average total return potential.

The Fund offers two classes of shares: (1) Class A shares, which are offered at net asset value plus the applicable sales charge (maximum of 4.75% of public offering price) and (2) Class B shares, which are offered at net asset value with a maximum contingent deferred sales charge ("CDSC") of 5.0% imposed on certain redemptions. At the end of the sixth year after purchase, the CDSC will no longer apply to redemptions. Class B shares have higher ongoing expenses than Class A shares, but automatically convert to Class A shares eight years after purchase.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.


SHARES OF THE FUND ARE:

o        NOT INSURED BY THE FDIC;

o NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

o SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents                                     Page

Fund Expenses                                           3
Financial Highlights                                    4
    Investment Objective                                5
    Investment Policies and Risk Factors                5
How to Invest, Exchange and Redeem                     10
Dividends, Distributions and Taxes                     21
Performance                                            23
Fund Organization and Fees                             24
Additional Information                                 27

                                  Fund Expenses

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.

Shareholder Transaction Expenses(1)

                                             CLASS A     CLASS B
                                             -------     -------

Maximum Sales Charge Imposed on Purchases
  (as a percentage of the offering price)     4.75%       none
Maximum Sales Charge Imposed on Reinvested
Dividends                                     none        none
Deferred Sales Charge                         none        5% in the first year,
                                                          declining to 1% in the
                                                          sixth year and
                                                          eliminated thereafter
Redemption  Fees                              none        none
Exchange Fee                                  none        none

Annual Fund Operating Expenses (as a percentage of average daily net assets)


                                             CLASS A     CLASS B
                                             -------     -------
Management Fees                               1.00%       1.00%

Administration Fees                            .15%        .15%
Rule 12b-1 Distribution Fees                   .00%        .75%
Other Expenses(2)                              .30%        .45%
                                              -----       ----
Total Fund Operating Expenses(2)               1.45%      2.35%
                                              =====       ====

(1) Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")

(2) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").

Example:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.


                                       1 Year    3 Years    5 Years     10 Years
                                       ------    -------     -------    --------


Special Value Fund - Class A Shares     $62        $91         $123       $213

Special Value Fund - Class B Shares     $74       $103         $146       $246



The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              Financial Highlights




The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Class B shares were publicly issued prior to February 1, 1996, and therefore no information on Class B shares is reflected in the table below. The information set forth below is for a Class A share outstanding for each period indicated.

                         The Victory Special Value Fund
                                 Class A Shares



                                                                 December 3,
                                                  Year Ended     1993 to
                                                  October 31,    October 31,
                                                     1995           1994(a)
                                                  ----------      ------------

Net Asset Value, Beginning of
  Period                                             $10.49          $10.00

Income from Investment Activities
  Net Investment income                                0.15            0.11
  Net realized and unrealized
   gains (losses)on investments                        1.71            0.48

              Total from Investment
                Activities                             1.86            0.59

Distributions
  Net investment income                               (0.15)          (0.10)
  Net ealized gains                                   (0.05)             --
                                                       ----            -----
              Total Distributions                     (0.20)          (0.10)
                                                       ----            -----
Net Asset Value, End of Period                       $12.15          $10.49
                                                      =====           =====
 Total Return (Excludes Sales
  Charge)                                             18.01%           5.92%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                    $194,700            $118,600
Ratio of expenses to average net
   assets                                              1.04%           1.00%(b)
Ratio of net investment
   income to average net assets                        1.35%           1.23%(b)
Ratio of expenses to average
   net assets (d)                                      1.30%           1.49%(b)
Ratio of net investment income
  to average net assets (d)                            1.09%           0.74%(b)


Portfolio turnover                                    38.57%           17.90%






(a)      Period from commencement of operations.

(b)      Annualized.


(c)      Not Annualized

(d) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.




                              INVESTMENT OBJECTIVE


The Fund seeks to provide long-term growth of capital and dividend income. The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

The Fund pursues its objective by investing primarily in common stocks of small and medium-size companies listed on a nationally recognized exchange with an emphasis on companies with above average total return potential.

Under normal market conditions, the Fund will invest in a diversified portfolio of common stocks , and will invest at least 65% of its total assets in common and preferred stocks, debt securities, and securities convertible into common stock of small and medium-sized companies . For purposes of the foregoing sentence, small-sized companies are considered to be those with [a market] capitalization of less than $1 billion and medium-sized companies are considered to be those with [a market] capitalization of $1 billion or more but less than $5 billion. In selecting such investments, the Fund will seek to emphasize the common stocks of under-valued companies, which posses above-average yields, below-average price/earnings, price/book value and price/cash flow ratios, and which are therefore considered to be statistically cheap.


Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value. In addition, smaller, less seasoned companies may be subject to greater business risks than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the net asset value of shares of the Fund will fluctuate.


ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

o SHORT-TERM OBLIGATIONS. While the Fund will normally be predominantly invested in equity securities, there may be times when, in Key Advisers' or the Sub-Adviser's opinion, market conditions warrant that, for temporary defensive purposes, the Fund may hold more than 20% of its total assets in short-term obligations. To the extent that the Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include "High-Quality" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and United States Treasury Bills. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. For a discussion of repurchase agreements, see below.


o INVESTMENT GRADE. The Fund may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO") or, if unrated, are obligations that Key Advisers or the Sub-Adviser determine to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information.

o FOREIGN SECURITIES. The Fund may invest in equity securities of foreign issuers, including securities traded in the form of American Depository Receipts. The Fund will limit its investments in such securities to 20% of its total assets. The Fund will not hold foreign currency as a result of investment in foreign securities.

Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; limitations on the removal of securities, property or other assets of the Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. Key Advisers or the Sub-Adviser will take such factors into consideration in managing the Fund's investments.

o FUTURES CONTRACTS. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.


The Fund may enter into futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek to offset a decline in the value of its portfolio securities by entering into futures contract transactions. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets (other than in connection with bona fide hedging purposes), and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


o ZERO COUPON BONDS.   The Fund is permitted  to purchase  both zero coupon U.S.
government securities and zero coupon corporate securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates
 . For this reason, zero coupon bonds are subject to substantially  greater price
fluctuations   during  periods  of  changing  market  interest  rates  than  are comparable securities which pay interest periodically. The amount of price fluctuation tends to increase as maturity of the security increases.

o RECEIPTS. In addition to bills, notes and bonds issued by the U.S. Treasury, the Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

o SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities. The Fund must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due, which collateral must be marked to market daily by Key Advisers or the Sub-Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate any loan and regain the right to vote if that is considered important with respect to the Fund's investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Board of Trustees (the "Trustees"). The Fund will limit its securities lending to 33 1/3% of total assets.

o WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment. Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

o VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase Investment Grade variable and floating rate notes . The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may be subject to a floor or ceiling. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. There may be no active secondary market with respect to a particular variable or floating rate note. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities held by the Fund, does not exceed 15% of the Fund's total assets unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand therefor. These securities are included among those which are sometimes referred to as "derivative securities."

o REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Repurchase agreements may be considered by the staff of the Commission to constitute loans by the Fund.


o REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


o INVESTMENT COMPANY SECURITIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers or the Sub-Adviser will waive its fee attributable to the Fund's assets invested in a fund of the Victory Portfolios, and, to the extent required by the laws of any state in which shares of the Fund are sold, Key Advisers or the Sub-Adviser will waive its investment advisory fees as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by Key Advisers or the Sub-Adviser.



o PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in High Quality commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other Restricted Securities (as defined in the Statement of Additional

Information) that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Key Advisers or the Sub-Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. See "Investment Limitations" below.

o OPTIONS. The Fund may write call options from time to time. The Fund will write only "covered" call options (options on securities owned by the Fund and index options). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction," i.e., the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular security. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. The Fund intends to limit its investments in call and index options to 25% of its total assets.

Certain investment management techniques which the Fund may use, such as the purchase and sale of futures and options (described above), may expose the Fund to special risks. These products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to fluctuation in security prices, interest rates, or other factors that affect security values, regardless of the issuer's credit risk. Regardless of whether the intent was to decrease risk or increase return, if market conditions do not perform consistently with expectations, these products may result in a loss. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater risk of loss than more traditional equity investments.



o PORTFOLIO TRANSACTIONS. The Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to take advantage of what Key Advisers or the Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the Fund's turnover rate and its transaction costs. High turnover will generally result in higher brokerage costs and possible tax consequences for the Fund. In the fiscal year ended October 31, 1995, the portfolio turnover rate was 38.57% compared to 17.90% in the fiscal period December 3, 1993 to October 31, 1994 .

NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a lending relationship.

INVESTMENT LIMITATIONS

The following summarizes some of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations and provides additional information about investment restrictions designed to reduce the risk of an investment in the Fund.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the

         Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

2. The Fund will not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities are investments that cannot be readily sold within seven days in the usual course of business at approximately the price at which the Fund has valued them. Under the supervision of the Trustees, Key Advisers or the Sub-Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

3. The Fund is "diversified" within the meaning of the 1940 Act. With respect to 75% of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. The Fund's policy regarding concentration of investments provides that the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Each of the investment limitations indicated above in this subsection are fundamental, except for the limitation pertaining to illiquid securities. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). If the value of the Fund's illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                       HOW TO INVEST, EXCHANGE AND REDEEM

HOW TO INVEST

The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


o CLASS A SHARES AND CLASS B SHARES. If Class A shares are purchased, there is an initial sales charge (on investments up to $1 million). If Class B shares are purchased, there is no sales charge at the time of purchase, but if the shares are redeemed within six years, you will normally pay a contingent deferred sales charge ("CDSC") that varies depending on how long you own your shares.

o WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser:

1. AMOUNT OF INVESTMENT. If you plan to invest a substantial amount, the reduced sales charges available for larger purchases of Class A shares may be more beneficial to you. Any order for $1 million or more will only be accepted as Class A shares for that reason.

2. INVESTMENT HORIZON. While future financial needs cannot be predicted with certainty, investors who prefer not to pay an initial sales charge and who plan to hold their shares for more than six years might consider Class B shares. Investors who plan to redeem shares within eight years might prefer Class A shares.

3. DIFFERENCES IN ACCOUNT FEATURES. The dividends payable to Class B shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge to which Class B shares are subject, as described below and in the Statement of Additional Information.

4. INVESTMENT PROFESSIONALS. A salesperson , financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets (an "Investment Professional") or other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. Both the CDSC (an asset-based sales charge ) for Class B shares and the front-end sales charge on sales of Class A shares are used primarily to compensate such persons.

o HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Class A or Class B shares. If you do not make a selection, your investment will be made in Class A shares.

o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL. Your Investment Professional will place your order with the Transfer Agent (see "Fund Organization and Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.


o INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.


The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.

Investing Directly


o BY MAIL. You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

                        The Victory Special Value Fund
                        Primary Funds Service Corporation
                        P.O. Box 9741
                        Providence, RI  02940-9741

 Subsequent purchases may be made in the same manner.

o By Wire. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:


                        Boston Safe Deposit & Trust Co.
                        ABA #011001234
                        Credit PFSC DDA #16-918-8
                        The Victory Portfolios:  Special Value Fund

You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Class A shares are sold at the public offering price based on the net asset value that is next determined after the Transfer Agent receives the purchase order. In most cases, to receive that day's offering price, the Transfer Agent must receive your order as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below). If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to receive that day's share price.


INVESTMENT REQUIREMENTS

All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.


CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. When you invest, the Fund receives the net asset value for your account. The sales charge varies depending on the amount of your purchase and a portion may be retained by the Distributor and allocated to your Investment Professional. The Victory Portfolios has a reinstatement policy which allows an investor who redeems shares originally purchased with a sales charge to reinvest within 90 days without incurring an additional sales charge. The current sales charge rates and commissions paid to Investment Professionals are as follows:



                                                                       Dealer
                                         Class A Sales Charge        Reallowance
                                     As a % of          As a % of         As a %
                                     Offering          Net Amount    of Offering
         Amount of Purchase            Price            Invested        Price
         ------------------          ---------         ----------    -----------
         Less than $49,999              4.75%             4.99%          4.00%
         $50,000 to $99,999             4.50%             4.71%          4.00%
         $100,000 to $249,999           3.50%             3.63%          3.00%
         $250,000 to $499,999           2.25%             2.30%          2.00%
         $500,000 to $999,999           1.75%             1.78%          1.50%
         $1,000,000 and above           0.00%             0.00%            (1)


(1) There is no initial sales charge on purchases of $1 million or more. Investment Professionals will be compensated at the rate of up to 0.25% on such purchases.



The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

The Distributor may pay all or a portion of any applicable sales charges and service fees to Investment Professionals who sell shares of the Fund and provide ongoing sales support services or shareholder support services. For the three-year period commencing April 30, 1994, for activities in maintaining and servicing accounts of customers invested in the Fund, First Albany Corporation ("First Albany") and PFIC Securities Corporation ("PFIC") may receive payments from the Distributor equal to two-thirds of the Dealer Retention (as defined below) on any shares of the Fund (and other funds of the Victory Portfolios) sold by First Albany or PFIC and their broker-dealer affiliates. "Dealer Retention" is an amount equal to the difference between the applicable sales charge and such part of the sales charge which is reallowed to broker-dealers.


The Distributor, at its expense, may also provide additional cash compensation to dealers in connection with sales of shares of the Fund. The maximum cash compensation payable by the Distributor is 4.00% of the offering price. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealer-sponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

o REDUCED SALES CHARGES FOR CLASS A SHARES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

o LETTER OF INTENT. An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase shares of the Fund at a specified total public offering price within a 13-month period.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the total amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends (if any) on escrowed shares, whether paid in cash or reinvested in additional shares, are not subject to escrow. The escrowed shares will not be available for redemption, exchange or other disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. A Letter of Intent may include purchases of shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor may combine purchases that are made in an individual capacity with (1) purchases that are made by members of the investor's immediate family and (2) purchases made by businesses that the investor owns as sole proprietorships, for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the Account Application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.

If an investor qualifies for a further reduced sales charge because the investor has either purchased more than the dollar amount indicated on the Letter of Intent or has entered into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the difference in the sales charge will be used to purchase additional shares of the Fund on behalf of the investor; thus the total purchases (included in the Letter of Intent) will reflect the applicable reduced sales charge of the Letter of Intent.




For further information about Letters of Intent, interested investors should contact the Transfer Agent at 800-539-3863. This program, however, may be modified or eliminated at any time without notice.



o RIGHT OF ACCUMULATION AND CONCURRENT PURCHASES. A shareholder may qualify for a reduced sales charge on purchases of Class A Shares of the Fund, and other funds of the Victory Portfolios, by combining a current purchase with purchases of another fund(s), or with certain prior purchases of shares of the Victory Portfolios. The applicable sales charge is based on the sum of (1) the purchaser's current purchase plus (2) the current public offering price of the purchaser's previous purchases of (a) all shares held by the purchaser in the Fund and (b) all shares held by the purchaser in any other fund of the Victory Portfolios (except money market funds).

To receive the applicable public offering price pursuant to the right of accumulation, shareholders must provide the Transfer Agent with sufficient information at the time of purchase to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor. See "Combined Purchases" and "Rights of Accumulation" in the Statement of Additional Information.

o Waivers of Class A Sales Charges. No sales charge is imposed on sales of Class A shares to the following categories of persons (which categories may be changed or eliminated at any time):

(1) Current or retired Trustees of the Victory Portfolios; employees, directors, trustees, and their family members of KeyCorp or an "Affiliated Provider" ("Affiliated Providers" refer to affiliates and subsidiaries of KeyCorp and service providers to the Victory Portfolios and the Victory Shares (collectively, the "Victory Group")), dealers having an agreement with the Distributor and any trade organization to which Key Advisers, the Sub-Adviser or the Administrator belongs;

(2) Investors who purchase shares for trust, investment management or certain other advisory accounts established with KeyCorp or any of its affiliates;


(3) Investors who reinvest assets received in a distribution from a qualified, non-qualified or deferred compensation plan, agency, trust or custody account that was either (a) maintained by KeyCorp or an Affiliated Provider, or (b) invested in a fund of the Victory Group;

(4) Investors who, within 90 days of redemption, use the proceeds from the redemption of shares of another mutual fund complex for which they previously paid a front end sales charge or sales charge upon redemption of shares;

(5) Shareholders of the former Investors Preference Fund For Income, Inc. and the Investors reference New York Tax-Free Fund, Inc. who have continuously maintained accounts with a fund or funds of the Victory
         Group with a balance of $250,000 or more (investors with less than $250,000 will pay any applicable sales charges);


(6) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent. Such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."

CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The CDSC is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


To determine whether the CDSC applies to a redemption, the Victory Portfolios redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                             Contingent Deferred Sales Charge
         Years Since Purchase                On Redemptions in That Year
         Payment Was Made                    (As % of Amount Subject to Charge)
         --------------------                ----------------------------------
                    0-1                               5.0%
                    1-2                               4.0%

                    2-3                               3.0%
                    3-4                               3.0%
                    4-5                               2.0%
                    5-6                               1.0%
               6 and following                        None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


o WAIVERS OF CLASS B CDSC. The Class B CDSC will be waived if the shareholder requests it for any of the following redemptions: (1) distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary; (2) redemptions from accounts other than Retirement Plans following the death or disability of the shareholder (as evidenced by a determination of disability by the Social Security Administration), and (3) returns of excess contributions to Retirement Plans.

The CDSC is also waived on Class B shares in the following cases: (1) shares sold to Key Advisers, the Sub- Adviser or their affiliates; (2) shares issued in plans of reorganization to which the Victory Portfolios is a party; and (3) shares redeemed in involuntary redemptions as described above.

o AUTOMATIC CONVERSION OF CLASS B SHARES. Eight years after Class B shares are purchased, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales charge or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements-Class B Conversion Feature" in the Statement of Additional Information.


o DISTRIBUTION PLAN FOR CLASS B SHARES. The Victory Portfolios has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Victory Portfolios pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. This fee is computed on the average daily net assets of Class B shares and paid monthly. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares. The asset-based sales charge increases Class B expenses by up to 0.75% of average net assets per year.


The Distributor pays sales commissions of 4.00% of the purchase price to dealers from its own resources at the time of sale. For activities in maintaining and servicing accounts of customers invested in the Fund, First Albany and PFIC Securities Corporation may receive payments from the Distributor equal to two-thirds of the excess of the scheduled CDSC for a redemption of a share during the first year after purchase over any scheduled payment to the selling broker on such share. The Distributor retains the asset-based sales charge to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. If the Plan is terminated by the Victory Portfolios, it provides that the Trustees may elect to continue payments for certain expenses already incurred. The payments under the Plan increase the annual expenses of Class B shares. For more details, please refer to "Advisory and Other Contracts - Class B Shares Distribution Plan" in the Statement of Additional Information.


SPECIAL INVESTOR SERVICES

o THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions, and a debit entry will appear on your bank statement.



o THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted. If any applicable sales charges are applied to new purchases of shares of the Fund, it is to your disadvantage to buy shares of the Fund while also making systematic redemptions.


Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.


o TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.


o RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your

Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.


HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) Before exchanging, obtain and read the prospectus for the fund you wish to purchase by exchange.

Shares of a particular class may be exchanged only for shares of the same class in the other funds of the Victory Group. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the funds offer the same two classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Certain funds offer Class A or Class B shares and a list can be obtained by calling the Transfer Agent at 800-539-3863. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the Valuation Time on any Business Day (See "Shareholder Account Rules and Policies-- Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by Valuation Time (generally 4:00 p.m. Eastern time) that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales load upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request. If the Fund account is closed, any accrued dividends will be paid at the beginning of the following month.


You may redeem shares in several ways:


o  BY MAIL. Send a written request to: The Victory Portfolios:Special Value Fund
                                       P.O. Box 9741
                                       Providence, RI 02940-9741

Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before Valuation Time (generally 4:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the next Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741.

o BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

o ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.


If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record. Shares will be redeemed at the last calculated NAV on the day the account is closed.




SHAREHOLDER ACCOUNT RULES AND POLICIES


o SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of each class of shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the class, and then dividing the result by the number of shares of the class outstanding. The NAV of the Fund is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's securities are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Fair value of these portfolio securities may be determined by an independent pricing service based primarily upon information concerning market transactions and dealers quotations for comparable securities.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.


o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o The redemption price for shares will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.


o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.


o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee. Under the circumstances described in "How to Invest," you may be subject to a CDSC when redeeming Class B shares.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund may make distributions at least annually out of any realized capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the dividend payment date which may be more than 7 days after the dividend record date.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.

5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend record date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.


o STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

o REDEMPTIONS OR EXCHANGES. Investors may realize a gain or loss when redeeming (selling) or exchanging shares. For most types of accounts, the Fund reports the proceeds to the IRS annually. Because the shareholders' tax treatment also depends on their purchase price and personal tax positions, shareholders should keep their regular account statements to use in determining their tax. See "Buying a Dividend."

o COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

o BUYING A DIVIDEND. On the record date for a distribution of ordinary income or capital gains dividend, the net asset value of the Fund is reduced by the amount of the distribution. An investor who buys shares just before the record date ("buying a dividend") will pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.

FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that it will not be subject to federal income taxes or the 4% excise tax on undistributed income.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but only a portion thereof may qualify for the 70% dividends received deduction for corporate shareholders (which portion may not exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund and must be designated by the Fund as so qualifying). Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction. If a shareholder disposes of shares in the Fund at a loss before holding such shares for more than six months, the loss will be treated as a long-term capital loss to the extent that the shareholder has received a capital gains dividend on those shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

Income from securities of foreign issuers may be subject to foreign withholding taxes. Credit for such foreign taxes, if any, will not pass through to the shareholders.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. Investors considering an investment in the Fund should consult their tax adviser to determine whether the Fund is suitable to their particular tax situation.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                  PERFORMANCE


From time to time, performance information for each class of shares of the Fund showing total return of each class of shares may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in a class at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

From time to time performance information for each class of shares of the Fund showing the yield may also be presented in advertisements, sales literature and in reports to shareholders. Yield will be computed by dividing the Fund's net investment income per share earned during a recent thirty-day period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. All performance figures are based on historical earnings and are not intended to indicate future performance.


Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical

Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and data reported are not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.


Additional  information  regarding  the  performance  of  each  of  the  Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.


                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of one percent (1.00%) of the average daily net assets of the Fund. The investment advisory fee paid by the Fund is higher than the advisory fees paid by most mutual funds, although the Victory Portfolios' Board of Trustees believes such fees to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .74% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the sub-advisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub- Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .90% of the first $10 million of average daily net assets; .70% of the next $15 million of average daily net assets; .55% of the next $25 million of average daily net assets; and .45% of average daily net assets in excess of $50 million. The persons primarily responsible for the investment management of the Fund as well as their previous experience is as follows:



                         Managing
Portfolio                  Fund
Manager                    Since          Previous Experience

Anthony Aveni        Commencement of      Portfolio  Manager with Society Asset
                        Operations        Management,    Inc.    since    1993;
                                          Portfolio   Manager  with  Ameritrust
                                          from 1981 to 1992

Barbara Myers           June, 1995        Portfolio  Manager with Society Asset
                                          Management,  Inc.  since June,  1994;
                                          Portfolio Manager with Duff & Phelps,
                                          Inc. from 1989 to June, 1994

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.


SHAREHOLDER SERVICING


The Victory Portfolios has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the net assets of each class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund.

FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT


In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .55% on the first $10 million of average daily net assets; .35% of the next $15 million of average daily net assets ; .20% of the next $25 million of average daily net assets; and .10% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses (for Class A shares) were 1.04% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.


                             ADDITIONAL INFORMATION


The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


MASSACHUSETTS LAW

The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against. them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


As of the date of this Prospectus, the Fund offers only the classes of shares that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by contacting your Investment Professional or by calling (800) 539-3863.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.

Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.

























































NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE
VICTORY
PORTFOLIOS

U.S. GOVERNMENT OBLIGATIONS FUND - INVESTOR SHARES


PROSPECTUS              For current yield, purchase, and redemption information,
February 1, 1996                               call 800-539-FUND or 800-539-3863


THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the Investor Shares class of the U.S. GOVERNMENT OBLIGATIONS FUND (the "Fund"), a diversified portfolio. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub- Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").

The Fund seeks to provide current income consistent with liquidity and stability of principal. The Fund pursues this investment objective by investing only in short-term U.S. Government securities backed by the full faith and credit of the U.S. Treasury.

The Fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, and shares of the Fund are offered at net asset value. The Fund offers two classes of shares: (1) Investor Shares, which bear no shareholder servicing fee and are available to certain institutions, and (2) Select Shares, which bear a shareholder servicing fee not to exceed 0.25% of the aggregate net assets of that class, paid to financial institutions and securities brokers that provide shareholder services.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.


SHARES OF THE FUND ARE:

O        NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                           PAGE


Fund Expenses                                                                  3
Financial Highlights                                                           4
Investment Objective                                                           5
Investment Policies and Risk Factors                                           5
How to Invest, Exchange and Redeem                                             6
Dividends, Distributions and Taxes                                            12
Performance                                                                   14
Fund Organization and Fees                                                    15
Additional Information                                                        17

                                  FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objective, policies and risk factors.

SHAREHOLDER TRANSACTION EXPENSES(1)

Maximum Sales Charge Imposed on Purchases
 (as a percentage of the offering price)..................................  none
Maximum Sales Charge Imposed on Reinvested
Dividends.................................................................  none
Deferred Sales Charge....................................................   none
Redemption  Fees..........................................................  none
Exchange Fee..............................................................  none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                        Investor
                                                                         Shares
                                                                        --------
Management Fees.........................................................  .35%
Administration Fees.....................................................  .15%
Other Expenses..........................................................  .10%
Total Fund Operating Expenses...........................................  .60%

(1) Investors may be charged a fee if they effect transactions in fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")


EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------

U.S. Government Obligations
 Fund - Investor Shares                $6         $19         $33          $75


The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS




The table below sets forth certain financial information with respect to the financial highlights for the Select Shares class of the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. No Investor Shares were publicly issued prior to February 1, 1996, and therefore no information on Investor Shares is reflected in the table below. The information set forth below is for a Select Share outstanding throughout each period indicated.



                  THE VICTORY U.S. GOVERNMENT OBLIGATIONS FUND
                                  SELECT SHARES


                                                                               YEAR ENDED OCTOBER 31,

                                         1995(a)         1994          1993          1992          1991         1990(c)      1989(c)
                                         -------         ----          ----          ----          ----         -------      -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $1.00         $1.00         $1.00         $1.00         $1.00         $1.00         $1.00

Investment Activities

  Net Investment Income                    0.052         0.032         0.026         0.036         0.060         0.076         0.081

Distributions

   Net Investment Income                 (0.052)       (0.032)       (0.026)       (0.036)       (0.060)       (0.076)       (0.081)

NET ASSET VALUE, END OF PERIOD            $1.00         $1.00         $1.00         $1.00         $1.00         $1.00         $1.00

Total Return                               5.38%         3.30%         2.62%         3.66%         6.14%         7.83%         8.44%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000)         $964,929      $412,048      $515,734      $579,836      $430,248      $376,021      $152,718

Ratio of expenses to average net
   assets                                  0.58%         0.63%         0.60%         0.60%         0.60%         0.62%         0.62%

Ratio of net investment income to
   average net assets                      5.28%         3.20%         2.57%         3.50%         5.92%         7.56%         8.16%

Ratio of expenses to average net
    assets (b)                             0.60%         0.80%

Ratio of net investment income to
    average net assets(b)                  5.26%         3.03%



(a) Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the Fund.

(b) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) This information is not included in the financial statements audited by Coopers & Lybrand.

                              INVESTMENT OBJECTIVE


The Fund seeks to provide current income consistent with liquidity and stability of principal. The investment objective of the Fund is fundamental and therefore may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

Pursuant to a fundamental policy, the Fund invests only in U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities whose obligations are backed by the full faith and credit of the U.S. Treasury, some of which may be subject to repurchase agreements.


All securities or instruments in which the Fund may invest must have remaining maturities of 397 days or less, although securities subject to repurchase agreements and certain variable interest rate instruments may bear longer maturities. The average weighted maturity of the securities in the Fund will not exceed 90 days.


ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

O REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action.


O REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

INVESTMENT LIMITATIONS

The following summarizes one of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets .

The Fund does not engage in borrowing for the purpose of leverage.

The investment limitation on borrowing indicated in numbered paragraph 1 above is fundamental. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act).




                       HOW TO INVEST, EXCHANGE AND REDEEM



HOW TO INVEST

o INVESTMENT PROFESSIONALS. An "Investment Professional" is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets.

O HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Investor Shares.

o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL . Your Investment Professional will place your order with the Transfer Agent (See "Fund Organizational Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.

O INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.

The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


O BY MAIL. You may purchase shares by completing and signing an account application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

            The Victory U.S. Government Obligations Fund - Investor Shares Primary Funds Service Corporation
            P.O.  Box 9741
            Providence, RI  02940-9741.


Subsequent purchases may be made in the same manner.


O BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

            Boston Safe Deposit & Trust Co.
            ABA #011001234
            Credit PFSC DDA#16-918-8
            The Victory Portfolios: U.S. Government Obligations Fund - Investor Shares


You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Shares are sold at the net asset value that is next determined after the Transfer Agent receives the purchase order. The net asset value of each share of the Fund is determined on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below) as of 2:00 p.m. (Eastern time) and all net income of the Fund is declared as a dividend to the Fund's shareholders of record as of that time. If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to begin earning dividends on the Business Day when the order to purchase such shares is deemed to have been received as provided above.


INVESTMENT REQUIREMENTS


All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.



SPECIAL INVESTOR SERVICES


O THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the net asset value next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions , and a debit entry will appear on your bank statement.

O THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted.

Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.

O TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.

O RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.

HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.

Exchanges into a fund with a sales charge will be processed at the offering price, unless the shares of the Fund that you wish to exchange were acquired by exchanging shares of a fund of the Victory Group that were originally purchased subject to a sales charge; in that event, the shares will be exchanged on the basis of current net asset values plus any difference in the sales charge originally paid and the sales charge applicable to the shares you wish to acquire through the exchange. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the applicable valuation time for both Funds involved in the exchange on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by the applicable valuation time that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales charge upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.


HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request.


You may redeem shares in several ways:


O  BY MAIL.  Send a written request to:

            The Victory Portfolios:  U.S. Government
             Obligations Fund - Investor Shares
            P.O. Box 9741
            Providence, RI 02940-9741


Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before the valuation time (2:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the same Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation , P.O. Box 9741, Providence, RI 02940-9741.

O BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

O ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record.

SHAREHOLDER ACCOUNT RULES AND POLICIES

O SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of Investor Shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the Investor Shares class, and then dividing the result by the number of Investor Shares outstanding. The NAV of the Fund is determined and its shares are priced as of 2:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New

Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's assets are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. Although the Fund seeks to maintain an NAV of $1.00, there can be no assurance that it will be able to do so.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.

o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.

o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee.

O The Distributor at its expense, may provide cash compensation to dealers in connection with sales of shares of the Fund. The Distributor will, from time to time at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealersponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS


The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent necessary to qualify for favorable federal tax treatment. The Fund accrues and declares dividends from its net investment income daily and pays such dividends on or around the second Business Day of the succeeding month.

DISTRIBUTION OPTIONS

When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the dividend payment date. If you do not indicate a choice on your application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the last day of the preceding month.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased as of the dividend payment date. If you are reinvesting dividends of the Fund in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price for such other fund. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.


5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend payment date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.




O STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

O COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.

O  FEDERAL TAXES

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that the Fund will not be subject to federal income taxes or the 4% excise tax on undistributed income.

It is anticipated that no part of any Fund distribution will be eligible for the dividends received deduction for corporations.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. The Fund does not expect to realize any, such capital gains

To the extent that dividends paid to shareholders are derived from taxable income or from capital gains, such dividends will be subject to federal income tax whether received in cash or in additional shares and may also be subject to state and local taxes.

Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

The Fund's distributions may be exempt from state and local taxes to the extent that they consist of interest from obligations of the U.S. Government and certain of its agencies and instrumentalities. The fund intends to advise shareholders of the proportion of their dividend distributions which consist of such interest. Shareholders are urged to consult their own tax advisers regarding the possible exclusion of a portion of their dividend distributions for state and local tax purposes in their respective jurisdictions.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. If investors do not comply with IRS regulations, the IRS may require the Fund to withhold 31% of taxable distributions and redemptions from their account.


                                   PERFORMANCE


From time to time, the Fund's "yield" and "effective yield" for the Investor Shares may be presented in advertisements, sales literature and in reports to shareholders. The "yield" of the Investor Shares of the Fund is based upon the income earned by the Fund over a seven-day period, which is then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of the Investor Shares of the Fund is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in shares of the Fund and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

From time to time, performance information for the Investor Shares of the Fund showing total return of this class of shares may also be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in the Investor Shares at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, performance will fluctuate and is not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.

Additional  information  regarding the  performance  of each fund of the Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.


                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.


INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of thirty-five one-hundredths of one percent (.35%) of the average daily net assets of the Fund. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .35% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the sub-advisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .25% of the first $10 million of average daily net assets; .20% of the next $15 million of average daily net assets; .15% of the next $25 million of average daily net assets; and .125% of average daily net assets in excess of $50 million.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

During the fiscal year ended October 31, 1995, the Administrator earned administration fees of .14% of the average daily net assets of the Fund, after a voluntary waiver of its fees.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.

FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT


In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .20% on the first $10 million of average daily net assets; .15% of the next $15 million of average daily net assets ; .10% of the next $25 million of average daily net assets; and .075% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses were .60% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements. Prior to February 1, 1996, the Investor Shares class had not commenced operations.


                             ADDITIONAL INFORMATION

The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder.

On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


The Fund also offers the Select Shares class, which has different charges and other expenses. These charges and expenses would affect investment performance. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different charges and other expenses, which would affect investment performance. To obtain a free prospectus of another class of shares or to obtain additional information, call your Investment Professional, call (800) 539-3863 or write to the address listed on the cover of this Prospectus.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.


Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.


The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.





















NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE
VICTORY
PORTFOLIOS

 U.S. GOVERNMENT OBLIGATIONS FUND - SELECT SHARES


PROSPECTUS              For current yield, purchase, and redemption information,
February 1, 1996                              call 800-539-FUND or 800-539-3863


THE VICTORY PORTFOLIOS (the "Victory Portfolios") is a registered open-end management investment company that offers investors a selection of money market, fixed-income, municipal bond, domestic and international equity portfolios. This Prospectus relates to the Select Shares class of the U.S. GOVERNMENT OBLIGATIONS FUND (the "Fund"), a diversified portfolio. Prior to February 1, 1996, the Select Shares class was the only class of shares offered by the Fund. KeyCorp Mutual Fund Advisers, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment adviser to the Fund ("Key Advisers" or the "Adviser"). Society Asset Management, Inc., Cleveland, Ohio, an indirect subsidiary of KeyCorp, is the investment sub-adviser to the Fund (the "Sub-Adviser" or "Society"). Concord Holding Corporation is the Fund's administrator (the "Administrator"). Victory Broker-Dealer Services, Inc. is the Fund's distributor (the "Distributor").

The Fund seeks to provide current income consistent with liquidity and stability of principal. The Fund pursues this investment objective by investing only in short-term U.S. Government securities backed by the full faith and credit of the U.S. Treasury.

The Fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, and shares of the Fund are offered at net asset value.

Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the Fund's goals match your own. Retain this document for future reference. A Statement of Additional Information (dated February 1, 1996) for the Fund and an audited annual report for the Fund's fiscal year ended October 31, 1995 have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 800-539-3863.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.


SHARES OF THE FUND ARE:

O        NOT INSURED BY THE FDIC;

O NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;

O SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                       PAGE
-----------------                                       ----

Fund Expenses                                             3
Financial Highlights                                      4
Investment Objective                                      5
Investment Policies and Risk Factors                      5
How to Invest, Exchange and Redeem                        6
Dividends, Distributions and Taxes                       12
Performance                                              14
Fund Organization and Fees                               15
Additional Information                                   18

                                  FUND EXPENSES

The table below summarizes the expenses associated with the Fund. This standard format was developed for use by all mutual funds to help an investor make investment decisions. You should consider this expense information along with other important information in this Prospectus, including the Fund's investment objectives, policies and risk factors.


SHAREHOLDER TRANSACTION EXPENSES(1)

Maximum Sales Charge Imposed on Purchases
  (as a percentage of the offering price).........................   none

Maximum Sales Charge Imposed on Reinvested
  Dividends.......................................................   none
Deferred Sales Charge.............................................   none
Redemption     Fees...............................................   none
Exchange Fee......................................................   none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE  DAILY NET ASSETS)

                                                                     Select
                                                                     Shares

Management Fees.................................................... .35%
Administration Fees................................................ .15%
Other Expenses(2).................................................. .35%
                                                                    ---

Total Fund Operating Expenses(2)................................... .85%
                                                                    ===

(1) Investors may be charged a fee if they effect transactions in fund shares through a broker or agent, including affiliated banks and non-bank affiliates of Key Advisers and KeyCorp. (See "How to Invest, Exchange and Redeem.")

(2) These amounts include an estimate of the shareholder servicing fees the Fund expects to pay (see "Fund Organization and Fees - Shareholder Servicing").


EXAMPLE:  You would pay the following expenses on a $1,000 investment,  assuming
(1) a 5% annual return and (2) full redemption at the end of each time period.

                                               1 YEAR  3 YEARS 5 YEARS 10 YEARS
                                               ------  ------- ------- --------

U.S.Government Obligations Fund - Select Shares  $9     $27     $47      $105

The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Fund Organization and Fees" for a more complete discussion of annual operating expenses of the Fund. The foregoing example is based upon expenses for the fiscal year ended October 31, 1995 and expenses that the Fund is expected to incur during the current fiscal year. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS




The table below sets forth certain financial information with respect to the financial highlights for the Fund for the periods indicated. The information below has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Victory Portfolios, whose report thereon, together with the financial statements of the Fund, is incorporated by reference into the Statement of Additional Information. The information set forth below is for a Select Share outstanding for each period indicated.


                  THE VICTORY U.S. GOVERNMENT OBLIGATIONS FUND
                                  SELECT SHARES

                                                                         Year Ended October 31,


                                             1995(a)        1994         1993         1992         1991        1990(c)     1989(c)
NET ASSET VALUE, BEGINNING OF
   PERIOD ...........................      $   1.00      $  1.00     $   1.00      $  1.00      $  1.00     $   1.00     $   1.00

Income from Investment Activities

  Net Investment Income .............          0.052        0.032        0.026        0.036        0.060        0.076        0.081

Distributions

  Net Investment Income ............          (0.052)      (0.032)      (0.026)      (0.036)      (0.060)      (0.076)      (0.081)
                                              ------       ------       ------       ------       ------       ------       ------

NET ASSET VALUE, END OF PERIOD ......      $   1.00      $  1.00     $   1.00      $  1.00      $  1.00     $   1.00     $   1.00
                                           ========     ========     ========     ========     ========     ========     ========

Total Return ........................          5.38%        3.30%        2.62%        3.66%        6.14%        7.83%        8.44%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000) .          $964,929      412,048     $515,734     $579,836     $430,248     $376,021     $152,718

 Ratio of expenses to average net
   assets ...........................          0.58%        0.63%        0.60%        0.60%        0.60%        0.62%        0.62%

Ratio of net investment income to
   average net assets ...............          5.28%        3.20%        2.57%        3.50%        5.92%        7.56%        8.16%

Ratio of expenses to average net
    assets (b) ......................          0.60%        0.80%

Ratio of net investment income to
    average net assets(b) ...........          5.26%        3.03%




(a) Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the Fund.

(b) During the period the investment advisory, administrator and/or shareholder service fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) This information is not included in the financial statements audited by Coopers & Lybrand.

                              INVESTMENT OBJECTIVE


The Fund seeks to provide current income consistent with liquidity and stability of principal. The investment objective of the Fund is fundamental and therefore may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

                      INVESTMENT POLICIES AND RISK FACTORS

SUMMARY OF PRINCIPAL INVESTMENT POLICIES

Pursuant to a fundamental policy, the Fund invests only in U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities whose obligations are backed by the full faith and credit of the U.S. Treasury, some of which may be subject to repurchase agreements .


All securities or instruments in which the Fund may invest must have remaining maturities of 397 days or less, although securities subject to repurchase agreements and certain variable interest rate instruments may bear longer maturities. The average weighted maturity of the securities in the Fund will not exceed 90 days.


 ADDITIONAL INFORMATION REGARDING THE FUND'S INVESTMENTS

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies and limitations, including certain transactions it may make and strategies it may adopt. The following also contains a brief description of certain risk factors. The Fund may, following notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in this Prospectus.

O REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund was delayed pending court action.


O REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest); the collateral will be marked to market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


NOTE: The Statement of Additional Information contains additional information about the investment practices of the Fund and risk factors. The investment policies and limitations of the Fund may be changed by the Trustees without any vote of shareholders unless (1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

From time to time, the Fund, to the extent consistent with its investment objectives, policies and restrictions, may invest in securities of issuers with which Key Advisers or the Sub-Adviser or its affiliates have a binding relationship.

INVESTMENT LIMITATIONS

The following summarizes one of the Fund's principal investment limitations. The Statement of Additional Information contains a complete listing of the Fund's investment limitations.

1. The Fund may not borrow money other than (a) by entering into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of such commitments do not exceed 33 1/3% of the Fund's total assets; and (b) for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets .

The Fund does not engage in borrowing for the purpose of leverage.

The investment limitation on borrowing indicated in numbered paragraph 1 above is fundamental. Non-fundamental limitations may be changed without shareholder approval. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the investment and any subsequent change in values, assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act).



                       HOW TO INVEST, EXCHANGE AND REDEEM



HOW TO INVEST

o INVESTMENT PROFESSIONALS. An "Investment Professional" is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets.

O HOW ARE SHARES PURCHASED? Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into a selling agreement with the Fund or the Distributor. Shares are also available to clients of bank trust departments . The minimum investment is $500 for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums. When you buy shares, be sure to specify Select Shares.

o INVESTING THROUGH YOUR INVESTMENT PROFESSIONAL . Your Investment Professional will place your order with the Transfer Agent (See "Fund Organization nad Fees - Transfer Agent" below) on your behalf. You may be required to establish a brokerage or agency account. Your Investment Professional will notify you whether subsequent trades should be directed to the Investment Professional or directly to the Fund's Transfer Agent. Accounts established with Investment Professionals may have different features, requirements and fees. In addition, Investment Professionals may charge for their services. Information regarding these features, requirements and fees will be provided by the Investment Professional. If you are purchasing shares of any Fund through a program of services offered or administered by your Investment Professional, you should read the program materials in conjunction with this Prospectus. You may initiate any transaction by telephone either through your bank trust department or through your Investment Professional. Subsequent investments by telephone may be made directly. See "How to Redeem--By Telephone" and "Special Investor Services" for more information about telephone transactions.

O INVESTING THROUGH YOUR BANK TRUST DEPARTMENT. Your bank trust department may require a minimum investment and may charge additional fees. Fee schedules for such accounts are available upon request and are detailed in the agreements by which a client opens the desired account. Your bank trust department may require a completed and signed application for the Fund in which an investment is made. Additional documents may be required from corporations, associations, and certain fiduciaries. Any account information, such as balances, should be obtained through your bank trust department. Additional purchases, exchanges or redemptions should also be coordinated through your bank trust department. Contact your bank trust department for instructions.

The services rendered by a bank trust department, including Key Trust Company of Ohio, N.A. and other affiliates of Key Advisers or the Sub-Adviser are not duplicative of any of the services for which Key Advisers or the Sub-Adviser as the investment adviser or sub-adviser, respectively, is compensated for advising the Fund. The charges paid by clients of bank trust departments, or their affiliates, should also be considered by the investor in addition to the net yield and return on the investment in the Fund, although such charges do not affect the Fund's dividends or distributions.

o INVESTING THROUGH THE SYSTEMATIC INVESTMENT PLAN. You can use the Systematic Investment Plan to purchase shares directly from your bank account. Please refer to "The Systematic Investment Plan" below for more details.


INVESTING DIRECTLY


O BY MAIL. You may purchase shares by completing and signing an account application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in the amount of at least the minimum investment requirement to:

       The Victory U.S. Government Obligations Fund - Select Shares Primary Funds Service Corporation
       P.O.  Box 9741
       Providence, RI  02940-9741.


Subsequent purchases may be made in the same manner.


O BY WIRE. Call 800-539-3863 to set up your Fund account to accommodate wire transactions. YOU MUST CALL THE TRANSFER AGENT BEFORE WIRING FUNDS. Federal funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) should be wired to:

        Boston Safe Deposit & Trust Co.
        ABA #011001234
        Credit PFSC DDA#16-918-8
        The Victory Portfolios: U.S. Government Obligations Fund - Select Shares


You must include your account number, your name(s), tax identification number(s) and the control number assigned by the Transfer Agent. The Fund does not impose a fee for wire transactions, although your bank may charge you a fee for this service.


Shares are sold at the net asset value that is next determined after the Transfer Agent receives the purchase order. The net asset value of each share of the Fund is determined on each Business Day (as defined in "Shareholder Account Rules and Policies -- Share Price" below) as of 2:00 p.m. (Eastern time) and all net income of the Fund is declared as a dividend to the Fund's shareholders of record as of that time. If you buy shares through an Investment Professional, the Investment Professional must receive your order in a timely fashion on a regular Business Day and transmit it to the Transfer Agent so that it is received before the close of business that day. The Transfer Agent may reject any purchase order for the Fund's shares, in its sole discretion. It is the responsibility of your Investment Professional to transmit your order to purchase shares to the Transfer Agent in a timely fashion in order for you to begin earning dividends on the Business Day when the order to purchase such shares is deemed to have been received, as provided above.


INVESTMENT REQUIREMENTS


All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. If you make a purchase with more than one check, each check must have a value of at least $25, and the minimum investment requirement still applies. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Payment for the purchase is expected at the time of the order. If payment is not received within three business days of the date of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses.

The Distributor, at its expense, may provide additional cash compensation to dealers in connection with sales of shares of the Fund. The Distributor will, from time to time at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Victory Portfolios and/or other dealersponsored special events including payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.


SPECIAL INVESTOR SERVICES


O THE SYSTEMATIC INVESTMENT PLAN. You can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Account Application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign. You must first meet the Fund's initial investment requirement of $500, then investments may be made monthly by automatically deducting $25 or more from your bank checking account. For officers, trustees, directors and employees, including retired directors and employees, of the Victory Group, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required. You may change the amount of your monthly purchase at any time. A bank draft form must be completed for this option. Your bank checking account will be debited on the date indicated on your Account Application. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent. You may cancel the Systematic Investment Plan at any time without payment of a cancellation fee. Your monthly account statement will reflect systematic investment transactions , and a debit entry will appear on your bank statement.

O THE SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals from your account with the Systematic Withdrawal Plan by completing the appropriate section of the Account Application. If you own shares in a fund worth $5,000 or more, you can have monthly, quarterly, semi-annual or annual checks sent from your account directly to you, to a person named by you, or to your bank checking account. The minimum withdrawal is $25. If you are having checks sent to your bank checking account, attach a voided personal check with your bank's magnetic coding number across the front of the account application. If your account is jointly owned, be sure that all owners sign the application. You may obtain information about the Systematic Withdrawal Plan by contacting your Investment Professional. Your Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends and capital gain dividend distributions earned on your Fund shares, your account eventually may be exhausted.

Your account will be debited on the date you indicate on your Account Application. Shares will be redeemed at the net asset value per share (the "NAV") as determined on the debit date indicated on your Account Application. You may cancel the Systematic Withdrawal Plan at any time without payment of a cancellation fee. Each Systematic Withdrawal Plan transaction will appear as a debit entry on your monthly account statement.

O TELEPHONE TRANSACTIONS. You can initiate any transaction by telephone. You may call the Transfer Agent toll-free at 800-539-3863 or call your Investment Professional or bank trust department. Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

Generally, neither the Fund, the bank trust department nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. The Transfer Agent and the Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The identification procedures may include, but are not limited to, the following: account number, registration and address, personalized security codes, taxpayer identification number and other information particular to the account. Your Investment Professional, bank trust department or the Transfer Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them.

O RETIREMENT PLANS. Retirement plans can be among the best tax-planning vehicles available to individuals. Call your Investment Professional for more information on the plans and their benefits, provisions and fees. Your Investment Professional can set up your new account in the Fund under one of several tax-sheltered plans. These plans let you invest for retirement and shelter your investment income from current taxes. Plans include Individual Retirement Accounts (IRAs) and Rollover IRAs. Other fees may be charged by the IRA custodian or trustee.

HOW TO EXCHANGE

Shares of the Fund may be exchanged for shares of certain funds of the Victory Group at net asset value per share at the time of exchange, without a sales charge. To exchange shares, you must meet several conditions:

(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.

(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.

Exchanges into a fund with a sales charge will be processed at the offering price, unless the shares of the Fund that you wish to exchange were acquired by exchanging shares of a fund of the Victory Group that were originally purchased subject to a sales charge; in that event, the shares will be exchanged on the basis of current net asset values plus any difference in the sales charge originally paid and the sales charge applicable to the shares you wish to acquire through the exchange. Please refer to the Statement of Additional Information for more details about this policy.

Telephone exchange requests may be made either by calling your Investment Professional or the Transfer Agent at 800-539-3863 prior to the applicable valuation time for both Funds involved in the exchange on any Business Day (See "Shareholder Account Rules and Policies--Share Price" below).

You can obtain a list of eligible funds of the Victory Group by calling the Transfer Agent at 800-539-3863. Exchanges of shares involve a redemption of the shares of the Fund and a purchase of shares of the other fund of the Victory Group.

There are certain exchange policies you should be aware of:

o Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Transfer Agent receives an exchange request by the applicable valuation time that is in proper form, but either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.

o Because excessive trading can hurt fund performance and harm shareholders, the Victory Portfolios reserves the right to refuse any exchange request that will impede the Fund's ability to invest effectively or otherwise have the potential to disadvantage the Fund, or to refuse multiple exchange requests submitted by a shareholder or dealer.

o The Victory Portfolios may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.

o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o  Each exchange may produce a gain or loss for tax purposes.

Shareholders of the former Investors Preference Fund for Income, Inc. and Investors Preference New York Tax-Free Fund, Inc. will not be subject to any additional sales charge upon an exchange of shares attributable to an Investors Preference Funds account for shares of other funds of the Victory Portfolios.

HOW TO REDEEM

You may redeem all or a portion of your shares on any day that the Fund is open for business (See the definition of "Business Day" under "Shareholder Account Rules and Policies--Share Price" below). Shares will be redeemed at the NAV next calculated after the Transfer Agent has received the redemption request.


You may redeem shares in several ways:


O  BY MAIL.  Send a written request to:
       The Victory Portfolios: U.S. Government Obligations Fund - Select Shares P.O. Box 9741
       Providence, RI 02940-9741


Write a "letter of instruction" with your name, the Fund's name, your Fund account number, the dollar amount or number of shares to be redeemed, and any additional requirements that apply to each particular account. You will need the letter of instruction signed by all persons required to sign for transactions, exactly as their names appear on the account application. A signature guarantee is required if: you wish to redeem more than $10,000 worth of shares; your Fund account registration has changed within the last 60 days; the check is not being mailed to the address on your account; the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another Victory Group account with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. A signature guarantee is designed to protect you, the Fund and its agents from fraud. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

o BY WIRE. You may make redemptions by wire provided you have established a Fund account to accommodate wire transactions. If telephone instructions are received before the valuation time (2:00 p.m. Eastern time), proceeds of the redemption will be wired as federal funds on the same Business Day to the bank account designated with the Transfer Agent. You may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, Primary Funds Service Corporation , P.O. Box 9741, Providence, RI 02940-9741.

O BY TELEPHONE. To redeem by telephone, you may call the Transfer Agent toll free at 800-539-3863 or call your Investment Professional or bank trust department. See "Special Investor Services" for more information about telephone transactions.

O ADDITIONAL REDEMPTION REQUIREMENTS. The Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to 15 days. Also, when the New York Stock Exchange ("NYSE") is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission to merit such action, the right of redemption may be suspended or the date of payment postponed for a period of time that may exceed 7 days. In addition, the Fund reserves the right to advance the time on that day by which purchase and redemption orders must be received. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

If you are unable to reach the Transfer Agent by telephone (for example, during times of unusual market activity), consider placing your order by mail directly to the Transfer Agent. In case of suspension of the right of redemption, you may either withdraw your request for redemption or receive payment based on the NAV next determined after the termination of the suspension. If your balance in a Fund falls below $500, you may be given 60 days' notice to reestablish the minimum balance (except with respect to officers, trustees, directors and employees, including retired directors and employees, of the Victory Portfolios, KeyCorp and its affiliates, and the Administrator and its affiliates (and family members of each of the foregoing) participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). If you do not increase your balance, your account may be closed and the proceeds mailed to you at the address on record.

SHAREHOLDER ACCOUNT RULES AND POLICIES

O SHARE PRICE. The term "net asset value per share," or "NAV", means the value of one share. The NAV of Select Shares is calculated by adding the value of all the Fund's investments, plus cash and other assets, deducting liabilities of the Fund and of the Select Shares class, and then dividing the result by the number of Select Shares outstanding. The NAV of the Fund is determined and its shares are priced as of 2:00 p.m. Eastern time) (the "Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open, and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in its portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas .

The Fund's assets are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. Although the Fund seeks to maintain an NAV of $1.00, there can be no assurance that it will be able to do so.

o The offering of shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Trustees at any time the Trustees believe it is in the Fund's best interest to do so.

o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Victory Portfolios if the dealer performs any transaction erroneously.

o Payment for redeemed shares is made ordinarily in cash and forwarded by check within three business days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. The Transfer Agent may delay forwarding a check for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 15 days from the date the shares were purchased. That delay may be avoided if you arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

o If your account value has fallen below $500, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your minimum balance, your account may be closed and the proceeds mailed to you at the record address. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund. Please refer to the Statement of Additional Information for more details.

o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Victory Portfolios with a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

o The Victory Portfolios does not charge a redemption fee, but if an Investment Professional handles your redemption, the Investment Professional may charge a separate service fee.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS


The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent necessary to qualify for favorable federal tax treatment. The Fund accrues and declares dividends from its net investment income daily and pays such dividends on or around the second Business Day of the succeeding month.

DISTRIBUTION OPTIONS


When you fill out your Account Application, you can specify how you want to receive your dividend distributions. Currently, there are five available options:

1. REINVESTMENT OPTION. Your income and capital gain dividends, if any, will be automatically reinvested in additional shares of the Fund. Income and capital gain dividends will be reinvested at the net asset value of the Fund as of the dividend payment date. If you do not indicate a choice on your application, you will be assigned this option.


2. CASH OPTION. You will receive a check for each income or capital gain dividend, if any. Distribution checks will be mailed no later than 7 days after the last day of the preceding month.

3. INCOME EARNED OPTION. You will have your capital gain dividend distributions, if any, reinvested automatically in the Fund and have your income dividends paid in cash.


4. DIRECTED DIVIDENDS OPTION. You will have income and capital gain dividends, or only capital gain dividends, automatically reinvested in shares of another fund of the Victory Group. Shares will be purchased as of the dividend payment date. If you are reinvesting dividends of the Fund in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price for such other fund. If you are reinvesting dividends of a fund sold with a sales charge in shares of a fund sold with or without a sales charge, the shares will be purchased at the net asset value of the fund. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.


5. DIRECTED BANK ACCOUNT OPTION. You will have your income and capital gain dividends, or only your income dividends, automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within 7 days of the dividend payment date. Dividend distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Transfer Agent to learn more about this dividend distribution option.

Any election or revocation of any of the above dividend distribution options may be made in writing to the Fund and sent to Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by calling the Transfer Agent at 800-539-3863, and will become effective with respect to dividends having record dates after receipt of the application or request by the Transfer Agent.

Reinvested dividend distributions receive the same tax treatment as dividend distributions paid in cash.



O STATEMENTS AND REPORTS. You will receive a monthly statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affected the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. Transactions that affect the share balance of your Fund investment in an account established with an Investment Professional or financial institution will be detailed in regular statements or through confirmation procedures of the financial institution. Certificates representing shares of the Fund will not be issued. An IRS Form 1099-DIV with federal tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial reports.

O COMPLETE REDEMPTIONS. If you request a complete redemption of all your Fund shares, any dividend accrued to your account will be included in the redemption check.


FEDERAL TAXES


The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund contemplates the distribution of all of its net investment income and capital gains, if any, in accordance with the timing requirements imposed by the Code, so that the Fund will not be subject to federal income taxes or the 4% excise tax on undistributed income.

It is anticipated that no part of any Fund distribution will be eligible for the dividends received deduction for corporations.

Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares. The Fund does not expect to realize much, if any, such capital gain.

To the extent that Fund distributions are derived from taxable income (for example, interest on certificates of deposit or repurchase agreements) or from capital gains, such distributions will be subject to federal income tax whether received in cash or in additional shares and may also be subject to state and local taxes. Distributions received by shareholders of the Fund in January of a given year will be treated as received on December 31 of the preceding year provided that they were declared to shareholders of record on a date in October, November or December of such preceding year. The Fund sends tax statements to its shareholders (with copies to the Internal Revenue Service (the "IRS")) by January 31 showing the amounts and tax status of distributions made (or deemed made) during the preceding calendar year.

The Fund's distributions may be exempt from state and local taxes to the extent that they consist of interest from obligations of the U.S. Government and certain of its agencies and instrumentalities. The fund intends to advise shareholders of the proportion of their dividend distributions which consist of such interest. Shareholders are urged to consult their own tax advisers regarding the possible exclusion of a portion of their dividend distributions for state and local tax purposes in their respective jurisdictions.

o OTHER TAX INFORMATION. The information above is only a summary of some of the federal income tax consequences generally affecting the Fund and its U.S. shareholders, and no attempt has been made to discuss individual tax consequences. A prospective investor should also review the more detailed discussion of federal income tax considerations in the Statement of Additional Information. In addition to the federal income tax, a shareholder may be subject to state or local taxes on his or her investment in the Fund, depending on the laws in the shareholder's jurisdiction. INVESTORS CONSIDERING AN INVESTMENT IN THE FUND SHOULD CONSULT THEIR TAX ADVISER TO DETERMINE WHETHER THE FUND IS SUITABLE TO THEIR PARTICULAR TAX SITUATION.

When investors sign their Account Application, they are asked to provide their correct social security or taxpayer identification number and other required certifications. Investors who do not comply with IRS regulations are subject to withholding by the Fund, at the rate of 31% of amounts distributed to them by the Fund as dividends or in redemption of their shares.


                                   PERFORMANCE


From time to time, the Fund's "yield" and "effective yield" for the Select Shares may be presented in advertisements, sales literature and in reports to shareholders. The "yield" of the Select Shares of the Fund is based upon the income earned by the Fund over a seven-day period, which is then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of the Select Shares of the Fund is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in shares of the Fund and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

From time to time, performance information for the Select Shares of the Fund showing total return of this class of shares may also be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period of more than one year. Average annual total return is measured by comparing the value of an investment in the Select Shares at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing that figure. Cumulative total return is calculated similarly to average annual total return, except that the resulting difference is not annualized.

Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.

Performance is a function of the type and quality of instruments held in the Fund's portfolio, operating expenses, and market conditions. Consequently, current performance will fluctuate and is not necessarily representative of future results. Any fees charged by service providers with respect to customer accounts for investing in shares of the Fund will not be reflected in performance calculations.

Additional  information  regarding the  performance  of each fund of the Victory
Portfolios is included in the Victory Portfolios' annual report, which is available free of charge by calling 800-539-3863.


                           FUND ORGANIZATION AND FEES


The Victory Portfolios is an open-end management investment company, commonly known as a mutual fund, and currently consisting of twenty-eight series portfolios. On or about February 29, 1996, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios has been operating continuously since 1986, when it was created under Massachusetts law as a Massachusetts business trust although certain of its funds have a prior operating history from their predecessor funds. The Victory Portfolios' offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Overall responsibility for management of the Victory Portfolios rests with its Board of Trustees, who are elected by the shareholders of the Victory Portfolios.



INVESTMENT ADVISER AND SUB-ADVISER

KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Fund. Key Advisers directs the investment of the Fund's assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund investments.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

For the services provided and expenses incurred pursuant to the investment advisory agreement between the Victory Portfolios respecting the Fund, Key Advisers is entitled to receive a fee, computed daily and paid monthly, at an annual rate of thirty-five one-hundredths of one percent (.35%) of the average daily net assets of the Fund. The advisory fees for the Fund have been determined to be fair and reasonable in light of the services provided to the Fund. Key Advisers may periodically waive all or a portion of its advisory fee with respect to the Fund . Prior to January, 1996, Society Asset Management, Inc. served as investment adviser to the Fund. During the Fund's fiscal period ended October 31, 1995, Society Asset Management, Inc. earned investment advisory fees aggregating .35% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers (the "Investment Advisory Agreement"), the Adviser may delegate a portion of its responsibilities to a sub-adviser. Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. The Investment Advisory Agreement and the sub-advisory agreement, respectively, provide that Key Advisers and the Sub-Adviser, respectively, may render services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers and the Sub-Adviser, respectively, and Key Advisers and the Sub-Adviser, respectively, will be as fully responsible to the Fund for the acts and omissions of such persons as they are for their own acts and omissions.

For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser fees as a percentage of average daily net assets as follows:
 .25% of the first $10 million of average daily net assets; .20% of the next $15 million of average daily net assets; .15% of the next $25 million of average daily net assets; and .125% of average daily net assets in excess of $50 million.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, custodian or shareholder servicing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers, nor should they prevent Key Advisers, the Sub-Adviser or the Fund from compensating third parties for performing such functions. Key Advisers, the Sub-Adviser and their affiliates are subject to such banking laws and regulations.

Key Advisers and the Sub-Adviser believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations and that they or their affiliates can perform the other services indicated above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations could prevent the Key Advisers, the Sub-Adviser and their affiliates from continuing to perform all or a part of the above services for their customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any service then being provided by Key Advisers, the Sub-Adviser and their affiliates, and the Trustees would consider alternate investment advisers and other means of continuing available services. It is not expected that the Fund's shareholders would suffer any adverse financial consequences (if other service providers are retained) as a result of any of these occurrences.


ADMINISTRATOR AND DISTRIBUTOR


Concord  Holding   Corporation  is  the  administrator  for  the  Fund.  Victory
Broker-Dealer   Services,   Inc.  is  the  Fund's   principal   underwriter  and
Distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses incurred and services provided as Administrator pursuant to its management and administration agreement with the Victory Portfolios, the Administrator receives a fee from the Fund, computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (.15%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund .

Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are responsible for the underwriting of Fund shares.

During the fiscal year ended October 31, 1995, the Administrator earned administration fees of .14% of the average daily net assets of the Fund, after a voluntary waiver of its fees.

TRANSFER AGENT

Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, serves as the Fund's Transfer Agent pursuant to a Transfer Agency and Shareholder Service Agreement with the Victory Portfolios and receives a fee for such services based on various criteria, including assets, transactions and the number of accounts.

SHAREHOLDER SERVICING

The Victory Portfolios has adopted a Shareholder Servicing Plan for the Select Shares class of the Fund. In accordance with the Shareholder Servicing Plan for the Select Shares, the Fund may enter into Shareholder Service Agreements under which the Fund pays fees of up to .25% of the net assets of such class incurred in connection with the personal service and maintenance of accounts holding the shares of such class. Such agreements are entered into between the Victory Portfolios and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquires, forwarding shareholder communication, assisting in the processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Fund .

FUND ACCOUNTANT

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services.

CUSTODIAN

Key Trust Company of Ohio, N.A. , an affiliate of the Adviser and Sub-Adviser, serves as custodian for the Fund and receives fees for the services it performs as custodian.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.


BUSINESS MANAGEMENT AGREEMENT

In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Victory Portfolios' Board of Trustees, recordkeeping services, services rendered in connection with the preparation of regulatory filings and other reports, and regulatory , compliance and other administrative and support services.


For such services, the Sub-Adviser pays fees to Key Advisers as follows: .20% on the first $10 million of average daily net assets; .15% of the next $15 million of average daily net assets ; .10% of the next $25 million of average daily net assets; and .075% of average daily net assets in excess of $50 million.

EXPENSES


For the fiscal year ended October 31, 1995, the Fund's total operating expenses were .60% of the Fund's average net assets, excluding certain voluntary fee reductions or reimbursements.


                             ADDITIONAL INFORMATION


The Victory Portfolios may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Victory Portfolios and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Victory Portfolios and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Victory Portfolios' outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.


The Victory Portfolio's Board of Trustees may authorize the Victory Portfolios to offer other funds which may differ in the types of securities in which their assets may be invested.


Key Advisers, the Sub-Adviser and the Victory Portfolios have adopted a Code of Ethics ( the "Code") which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of a Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by a Victory fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by Key Advisers and the Sub-Adviser, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.


MASSACHUSETTS LAW


The Victory Portfolios is currently organized as a Massachusetts business trust. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Victory Portfolios. To protect its shareholders, the Victory Portfolios has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Victory Portfolios. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Victory Portfolios is required to use its property to protect or compensate the shareholder. On request, the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

DELAWARE LAW


On or about February 29, 1996, the Victory Portfolios will convert to a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Victory Portfolios. In light of Delaware law, the nature of the Victory Portfolios' business, and the nature of its assets, management of Victory Portfolios believes that the risk of personal liability to a Fund shareholder would be extremely remote.

In the unlikely event a shareholder is held personally liable for the Victory Portfolios' obligations, the Delaware successor to the Victory Portfolios will be required to use its property to protect or compensate the shareholder. On request, the Delaware successor to the Victory Portfolios will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Victory Portfolios. Therefore, financial loss resulting from liability as a shareholder will occur only if the Delaware successor to the Victory Portfolios itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Delaware law authorizes electronic or telephone communications between shareholders and the Victory Portfolios. Under Delaware law, the Delaware successor to the Victory Portfolios will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Victory Portfolios, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Victory Portfolio's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.


MISCELLANEOUS


Prior to February 1, 1996, the Select Shares class was the only class of shares offered by the Fund. The Fund also offers the Investor Shares class which has different charges and other expenses. These different charges and expenses would affect investment performance. The Investor Shares class may not be available through your investment professional. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different charges and other expenses, which would affect investment performance. To obtain a free prospectus of another class of shares or to obtain additional information, call your Investment Professional, call (800) 539-3863 or write to the address listed on the cover of this Prospectus.

Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public accountants, describing the investment operations of the Fund. Each of these reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Victory Portfolios may include information in their
Annual Reports and Semi-Annual Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Victory Portfolios. Such information is provided to inform shareholders of the activities of the Victory Portfolios for the most recent fiscal year or semi-annual period and to provide the views of Key Advisers, the Sub-Adviser and/or the Victory Portfolios' officers regarding expected trends and strategies.


Inquiries regarding the Victory Portfolios or the Fund may be directed in writing to the Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephone, toll-free, at 800-539-3863.

The Fund intends to eliminate duplicate mailings of annual reports and semi-annual reports ("Reports") to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover of this Prospectus or by calling 800-539-3863.
























































NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE VICTORY PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The Victory Portfolios



                                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                                  BALANCED FUND





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - Balanced Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES .....  1   INVESTMENT  ADVISER
INVESTMENT LIMITATIONS AND                   KeyCorp Mutual Fund Advisers, Inc.
    RESTRICTIONS.......................  6
VALUATION OF PORTFOLIO SECURITIES......  9   INVESTMENT SUB-ADVISER
PERFORMANCE............................  9   Society Asset Management, Inc.
ADDITIONAL PURCHASE, EXCHANGE AND
    REDEMPTION INFORMATION............. 13   ADMINISTRATOR
DIVIDENDS AND DISTRIBUTIONS............ 17   Concord Holding Corporation
TAXES.................................. 17
TRUSTEES AND OFFICERS.................. 17   DISTRIBUTOR
ADVISORY AND OTHER CONTRACTS........... 23   Victory   Broker-Dealer   Services,
ADDITIONAL INFORMATION................. 32   Inc.
APPENDIX............................... 37
                                             TRANSFER AGENT
INDEPENDENT AUDITORS REPORT                  Primary Funds Service Corporation
FINANCIAL STATEMENTS

                                             CUSTODIAN
                                             Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory Balanced Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.


BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality

(i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.


VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN INVESTMENT. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Key Advisers or the Sub-Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

VARIABLE AND FLOATING RATE NOTES. The Fund may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

OPTIONS. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write such call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit . The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

MISCELLANEOUS SECURITIES. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund also may invest in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

"WHEN-ISSUED" SECURITIES. The Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will limit its securities lending to 33 1/3% of total assets.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers will waive its investment advisory fee with respect to assets of the Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which the Fund's shares are sold, Key Advisers will waive its investment advisory fee as to all assets invested in other investment companies.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.


GOVERNMENT "MORTGAGE-BACKED" SECURITIES. The Fund may invest in obligations of certain agencies and instrumentalities of the U.S. Government. Some such obligations, such as those issued by GNMA or the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

MORTGAGE-RELATED SECURITIES -- IN GENERAL


Mortgage-related securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Among the U.S. Government securities in which the Fund may invest are government "mortgage-backed" (or government guaranteed mortgage related securities). Such guarantees do not extend to the value of yield of the mortgage-backed securities themselves or of the Fund's shares.

GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.


The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates above par in the secondary market.

FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and collateralized mortgage obligations ("CMOs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold PCs guarantee the timely payment of both principal and interest.

CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds. FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S.
Government.

FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.


FUTURES CONTRACTS. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

The Victory Portfolios have undertaken to restrict their futures contract trading as follows: first, the Victory Portfolios will not engage in transactions in futures contracts for speculative purposes; second, the Victory Portfolios will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Victory Portfolios will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Victory Portfolios will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract

(less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, Key Advisers and the Sub-Adviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

    Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.




                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.


        4. Issue any senior security (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.


        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:


        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.


        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.



STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.



                        VALUATION OF PORTFOLIO SECURITIES


Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.



                                   PERFORMANCE


From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

STANDARDIZED YIELD.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


               Standardized Yield = 2 [(a-b + 1)^6 - 1]
                                    -------------------
                                            cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.

         b =      expenses   accrued   for  the  period   (net  of  any  expense
                  reimbursements).
         c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended October 31, 1995 was 3.25% .

DIVIDEND YIELD AND DISTRIBUTION RETURNS.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield of the
                Class =       Dividends of the Class    + Number of days
                        --------------------------------  (accrual period) x 365
                        Max. Offering Price of the Class
                        (last day of period)

The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended October 31, 1995 were 3.61% and 3.80%, respectively. The distribution returns on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 3.61% and 3.80%, respectively.

TOTAL RETURNS.

 The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


                  (ERV)^1n - 1 = Average Annual Total Return
                  -----
                  ( P )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P


In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period December 10, 1993 (commencement of operations) to October 31, 1995 (life of fund) at maximum offering price were 6.63% and 12.92%, respectively. For the one year ended October 31, 1995 the annual total return for Class A shares was 13.57%.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period December 10, 1993 (commencement of operations) to October 31, 1995 (life of fund), at net asset value, was 9.41% and 18.56%, respectively. For the year ended October 31, 1995, the average annual total return at net asset value for Class A shares was 1.92%.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the

Fund.) The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills , as compared to an investment in shares of the Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.


Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") and Federal Reserve Bank of Cleveland holiday closing schedule indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.


The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of the Victory Portfolios . To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.


In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:


COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased.

Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.


You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.


EXCHANGING SHARES.

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the Fund.)

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares " in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code of 1986, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.

                           DIVIDENDS AND DISTRIBUTIONS


The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income monthly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.


The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:


                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh International Ltd.  President                Chairman     and    Chief
                                                       Executive        Officer,
                                                       Glenleigh

53 Sylvan Road North                                   International    Limited;
Westport, CT  06880                                    from 1984 to 1989,  Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Mutual
                                                       Funds (the "Key  Funds"),
                                                       formerly    the   Spears,
                                                       Benzak,    Salomon    and
                                                       Farrell  Funds (the "SBSF
                                                       Funds").


------------
* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).

Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

Dr. Harry Gazelle,  68        Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.

Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320 Washington, D.C. 20059                       University of New York at
                                                       Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.


                               Pension or                           Total
                               Retirement   Estimated               Compensation
                               Benefits     Annual       Total      from
                               Accrued as   Benefits     Compen-    Victory
                               Portfolio    Upon         sation     "Fund
                               Expenses     Retirement   from Fund  Complex"(1)
                               ----------   ----------   ---------  ----------
Leigh A. Wilson, Trustee ......   -0-           -0-      $1,112.55  $46,716.97
Robert G. Brown, Trustee ......   -0-           -0-       1,178.91   39,815.98
John D. Buckingham, Trustee(2)    -0-           -0-         541.57   18,841.89
Edward P. Campbell, Trustee ...   -0-           -0-       1,539.75   33,799.68
Harry Gazelle, Trustee ........   -0-           -0-         974.79   35,916.98
John W. Kemper, Trustee(2) ....   -0-           -0-         541.47   22,567.31
Stanley I. Landgraf, Trustee ..   -0-           -0-       1,014.75   34,615.98
Thomas F. Morrissey, Trustee ..   -0-           -0-       1,539.75   40,366.98
H. Patrick Swygert, Trustee ...   -0-           -0-       1,014.75   37,116.98
John R. Young, Trustee (2)        -0-           -0-         577.04   21,963.81

(1) For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April,
         1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)      Resigned


OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:


                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited; from 1984 to
                                                       1989,   Chief   the   Key
                                                       Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------


William B. Blundin, 57        Vice President           Senior Vice  President of
BISYS Fund Services                                    BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New York, New York  10019                              investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc.,          registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking   Center,   Fifth
                                                       Third Bank.

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

Martin R. Dean, 32            Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035                                1987   to   April   1994;
                                                       Senior Manager,

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
 (Ireland) Limited                                     Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center,                                       Waterhouse.
Dublin 2, Ireland


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.


As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.



The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


          .25 OF 1% OF AVERAGE DAILY NET ASSETS

                  Victory Institutional Money Market Fund (1)

          .35 OF 1% OF AVERAGE DAILY NET ASSETS

                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

          .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund (1)
                  Victory Limited Term Income Fund (1)
                  Victory Government Mortgage Fund (1)
                  Victory Financial Reserves Fund (1)
                  Victory Fund for Income (2)

          .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

          .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund (1)
                  Victory Stock Index Fund (1)

          .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund (1)
                  Victory Value Fund (1)
                  Victory Growth Fund (1)
                  Victory Special Value Fund (1)
                  Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million .


         The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For the Victory Balanced Fund,          For  the  Victory  International  Growth
Diversified Stock Fund, Growth          Fund,   Ohio  Regional  Stock  Fund  and
Fund,  Stock  Index  Fund  and          Special Value
Value Fund:

                         Rate of                                    Rate of
Net Assets Fee(1)    Sub-Advisory Fee(1)   Net Assets             Sub-Advisory
-----------------    -------------------   ----------             ------------


Up to $10,000,000          0.65%           Up to $10,000,000          0.90%
Next $15,000,000           0.50%           Next $15,000,000           0.70%
Next $25,000,000           0.40%           Next $25,000,000           0.55%
Above $50,000,000          0.35%           Above $50,000,000          0.45%

For the  Victory  Intermediate          For the Victory Prime  Obligations Fund,
Income    Fund,     Investment          Tax-Free   Money   Market   Fund,   U.S.
Quality  Bond  Fund,   Limited          Government  Obligations Fund,  Financial
Term   Income    Fund,    Ohio          Reserves   Fund,   Institutional   Money
Municipal      Bond      Fund,          Market   Fund  and  Ohio  Money   Market
Government      Bond     Fund,          Municipal
Government    Mortgage   Fund,
National  Municipal  Bond Fund
and New  York  Tax-Free  Fund:
Fund:

                         Rate of                                     Rate of
Net Assets           Sub-Advisory Fee(1)   Net Assets             Sub-Advisory
-----------------    -------------------   ----------             ------------



Up to $10,000,000          0.40%           Up to $10,000,000          0.25%
Next $15,000,000           0.30%           Next $15,000,000           0.20%
Next $25,000,000           0.25%           Next $25,000,000           0.15%
Above $50,000,000          0.20%           Above $50,000,000          0.125%

--------------------


(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .





THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society served as investment adviser to the Fund.] From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1994 and 1995 the Fund paid investment advisory fees of $536,712 and $1,024,165, respectively, after fee reductions of $396,767 and $624,474, respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.




From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the investment advisory fees payable to Key Advisers by the Fund. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory
Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

In the fiscal years ended October 31, 1994 and 1995, the Fund paid $238,762 and $125,079, respectively, in brokerage commissions.

PORTFOLIO TURNOVER. The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal year ended October 31, 1995 and the period from December 10, 1993 through October 31, 1994, the Fund's portfolio turnover rates were 69.22% and 118.49%, respectively.


ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the Investment Company Act of 1940 due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the fiscal years ended October 31, 1994 and October 31, 1995, the Fund paid aggregate administration fees of $131,378, and $246,993, respectively, after fee reductions of $8,644 and $303, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the
Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal year ended October 31, 1994 Winsbury received $212,021, in underwriting commissions, and retained $0; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser)are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the 1940 Act.


The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the

Fund;  (b)  costs  involved  in  preparing,   printing  and  distributing  sales
literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose . As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995 the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $141,598, respectively.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of the Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company was shareholder of record of 96.36% of the outstanding Class A shares of the Fund, but did not hold such shares beneficially. The following shareholder beneficially owned 5% or more of the outstanding Class A shares of the Fund as of January 2, 1996:


                                     Number of Shares           % of Shares of
                                     Outstanding             Class A Outstanding
                                     ----------------        -------------------
KeyCorp Plan Balanced Fund
127 Public Square
Cleveland, OH  44114                 1,930,099.131                 10.13%




Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.


The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.


The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


          AA+.High credit quality Protection factors are strong.

          AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+.  Obligations supported by the highest capacity for timely repayment

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                             DIVERSIFIED STOCK FUND





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - Diversified Stock Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES ......  1       INVESTMENT ADVISER
INVESTMENT LIMITATIONS AND                        KeyCorp  Mutual Fund Advisers,
    RESTRICTIONS........................  6       Inc.
VALUATION OF PORTFOLIO SECURITIES.......  8
PERFORMANCE.............................  8       INVESTMENT SUB-ADVISER
ADDITIONAL PURCHASE, EXCHANGE AND                 Society Asset Management, Inc.
    REDEMPTION INFORMATION.............. 12
DIVIDENDS AND DISTRIBUTIONS............. 15       ADMINISTRATOR
TAXES................................... 16       Concord Holding Corporation
TRUSTEES AND OFFICERS................... 16
ADVISORY AND OTHER CONTRACTS............ 22       DISTRIBUTOR
ADDITIONAL INFORMATION.................. 30       Victory          Broker-Dealer
APPENDIX................................ 34       Services, Inc.
INDEPENDENT AUDITOR'S REPORT
FINANCIAL STATEMENTS                              TRANSFER AGENT
                                                  Primary      Funds     Service
                                                  Corporation


                                                  CUSTODIAN
                                                  Key  Trust  Company  of  Ohio,
                                                  N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory Diversified Stock Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.


BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.


VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN INVESTMENT. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Key Advisers or the Sub-Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

VARIABLE AND FLOATING RATE NOTES. The Fund may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

OPTIONS. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write such call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit . The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

MISCELLANEOUS SECURITIES. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund also may invest in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

"WHEN-ISSUED" SECURITIES. The Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.


U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. [The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.]

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will to limit its securities lending to 33 1/3% of total assets.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers will waive its investment advisory fee with respect to assets of the Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which the Fund's shares are sold, Key Advisers will waive its investment advisory fee as to all assets invested in other investment companies.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements . Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.


        4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.


        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:


        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.


        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.


        7. The Fund will not buy state, municipal, or private activity bonds.


STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.


GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.



The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.



                        VALUATION OF PORTFOLIO SECURITIES


Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.



                                   PERFORMANCE


From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

STANDARDIZED YIELD.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


               Standardized Yield = 2 [(a-b + 1)^6 - 1]
                                    -------------------
                                            cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses   accrued   for  the  period   (net  of  any  expense
                  reimbursements).
         c        = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum  offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended October 31, 1995 was 1.65%.

DIVIDEND YIELD AND DISTRIBUTION RETURNS.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield
     of the Class =        Dividends of the Class  +    Number of days
                   --------------------------------     (accrual period) x 365
                   Max. Offering Price of the Class
                   (last day of period)


The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 1.97% and 2.07%, respectively. The distribution returns on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 11.59% and 12.17%, respectively.

TOTAL RETURNS.

The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


                  ( ERV )^1n - 1 = Average Annual Total Return
                    ---
                  ( P  )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P


In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to October 31, 1995 (life of fund) at maximum offering price were 11.61% and 94.07%, respectively. For the one and five year periods ended October 31, 1995 annual total returns for Class A shares were 17.69% and 15.42%, respectively.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to October 31, 1995 (life of fund), at net asset value, was 12.52% and 103.77%, respectively. For the one and five year periods ended October 31, 1995, average annual total return for Class A shares was 23.54% and 16.55%, respectively.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund.) The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, and Treasury bills , as compared to an investment in shares of the Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.


Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") and Federal Reserve Bank of Cleveland holiday closing schedules indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.


Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.


The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of the Victory Portfolios . To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.


In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:


COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.


EXCHANGING SHARES.

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the Fund.)

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares " in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code of 1986, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.


The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in

"Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.


For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.


The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:




                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh International Ltd.  President                Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation; Trustee, The
                                                       Victory Funds and the Key
                                                       Mutual  Funds  (the  "Key
                                                       Funds"),   formerly   the
                                                       Spears,  Benzak,  Salomon
                                                       and  Farrell  Funds  (the
                                                       "SBSF Funds").

------------

* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).

Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

Dr. Harry Gazelle, 68         Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.

Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320 Washington, D.C. 20059                       University of New York at
                                                       Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.


                               Pension or                           Total
                               Retirement   Estimated               Compensation
                               Benefits     Annual       Total      from
                               Accrued as   Benefits     Compen-    Victory
                               Portfolio    Upon         sation     "Fund
                               Expenses     Retirement   from Fund  Complex"(1)
                               ----------   ----------   ---------  ----------
Leigh A. Wilson, Trustee ......   -0-         -0-        $2,206.35  $46,716.97
Robert G. Brown, Trustee ......   -0-         -0-         2,331.48   39,815.98
John D. Buckingham, Trustee(2)    -0-         -0-         1,060.05   18,841.89
Edward P. Campbell, Trustee ...   -0-         -0-         2,009.87   33,799.68
Harry Gazelle, Trustee ........   -0-         -0-         1,929.86   35,916.98
John W. Kemper, Trustee(2) ....   -0-         -0-         1,060.05   22,567.31
Stanley I. Landgraf, Trustee ..   -0-         -0-         2,009.87   34,615.98
Thomas F. Morrissey, Trustee ..   -0-         -0-         2,009.87   40,366.98
H. Patrick Swygert, Trustee ...   -0-         -0-         2,009.87   37,116.98
John R. Young, Trustee(2)......   -0-         -0-         1,132.82   21,963.81


(1) For certain Trustees, these amounts include compensation r eceived from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April,
         1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)      Resigned


OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:




                               POSITION(S) WITH THE      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS           VICTORY PORTFOLIOS        DURING PAST 5 YEARS
----------------------------  ---------------------    -------------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation;  Trustee  to
                                                       The Victory Funds and the
                                                       Key Funds.

                               POSITION(S) WITH THE      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS           VICTORY PORTFOLIOS        DURING PAST 5 YEARS
----------------------------  ---------------------    -------------------------

William B. Blundin, 57        Vice President           Senior Vice  President of
BISYS Fund Services                                    BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New York, New York  10019                              investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc.,          registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking Center, Fifth

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

Martin R. Dean,  32           Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035                                1987   to   April   1994;
                                                       Senior Manager, KPMG Peat
                                                       Marwick.

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
 (Ireland) Limited                                     Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center, Dublin 2, Ireland                     Waterhouse.



The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.


As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.


The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund (1)

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

         .50 OF 1% OF AVERAGE DAILY NET ASSETS Victory Ohio Municipal Money
                  Market Fund (1) Victory Limited Term Income Fund (1) Victory Government Mortgage Fund (1) Victory Financial Reserves Fund
                  (1) Victory Fund for Income (2)

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

         .60 OF 1% OF AVERAGE DAILY NET ASSETS  Victory Ohio Municipal Bond
                  Fund (1) Victory Stock Index Fund (1)

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS Victory  Balanced Fund (1) Victory
                  Value Fund (1) Victory Growth Fund (1) Victory Special Value Fund (1) Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million .


         The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For   the   Victory   Balanced   Fund,    For the Victory  International  Growth
Diversified  Stock Fund,  Growth Fund,    Fund,  Ohio  Regional  Stock  Fund and
Stock Index Fund and Value Fund:          Special Value Fund:

                         Rate of                                   Rate of
   Net Assets      Sub-Advisory Fee(1)       Net Assets      Sub-Advisory Fee(1)
   ----------      -------------------       ----------      -------------------


Up to $10,000,000        0.65%            Up to $10,000,000        0.90%
Next $15,000,000         0.50%            Next $15,000,000         0.70%
Next $25,000,000         0.40%            Next $25,000,000         0.55%
Above $50,000,000        0.35%            Above $50,000,000        0.45%

For the Victory Intermediate Income For the Victory Prime Obligations Fund, Investment Quality Bond Fund, Fund, Tax-Free Money Market Fund, U.S. Limited Term Income Fund, Ohio Government Obligations Fund, Financial
Municipal Bond Fund,  Government  Bond    Reserves  Fund,   Institutional  Money
Fund,    Government   Mortgage   Fund,    Market Fund and Ohio  Municipal  Money
National  Municipal  Bond Fund and New    Market Fund:
York Tax-Free Fund:

                         Rate of                                   Rate of
   Net Assets      Sub-Advisory Fee(1)       Net Assets      Sub-Advisory Fee(1)
   ----------      -------------------       ----------      -------------------


Up to $10,000,000        0.40%            Up to $10,000,000        0.25%
Next $15,000,000         0.30%            Next $15,000,000         0.20%
Next $25,000,000         0.25%            Next $25,000,000         0.15%
Above $50,000,000        0.20%            Above $50,000,000        0.125%

--------------------


(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .





THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society served as investment adviser to the Fund. From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1993, 1994 and 1995 the Fund paid investment advisory fees of $1,563,647, $1,548,683 and $2,006,479, respectively, after fee reductions of $33,190, $82,207 and $126,000, respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.




From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the investment advisory fees payable to Key Advisers by the Fund. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory
Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

In the fiscal years ended October 31, 1993 , 1994 and 1995, the Fund paid $421,782 , $550,131 and $615,260, respectively, in brokerage commissions.

PORTFOLIO TURNOVER. The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were 75.05% and 103.62%, respectively.


ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the Investment Company Act of 1940 due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Fund paid aggregate administration fees of $360,842, $364,211, and $490,419, respectively, after fee reductions of $1,520, $12,148 and $1,612, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the D istributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as Distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (2) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the
Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1993 and 1994 Winsbury received $77,258 and $212,021, respectively, in underwriting commissions, and retained $0 and $0, respectively; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser)are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the 1940 Act.


The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the

Fund;  (b)  costs  involved  in  preparing,   printing  and  distributing  sales
literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose . As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $141,598, respectively.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of the Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company was shareholder of record of 94.78% of the outstanding shares of the Fund, but did not hold such shares beneficially.

Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.


The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.


The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


          AA+.High credit quality Protection factors are strong.

          AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -    Leading market positions in well-established industries.

         -    High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                            INTERNATIONAL GROWTH FUND





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - International Growth Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES ....1     INVESTMENT   ADVISER
INVESTMENT LIMITATIONS AND                  KeyCorp Mutual Fund Advisers, Inc.
    RESTRICTIONS......................9
VALUATION OF PORTFOLIO SECURITIES....11
PERFORMANCE..........................12     INVESTMENT SUB-ADVISER
ADDITIONAL PURCHASE, EXCHANGE AND           Society Asset Management, Inc.
    REDEMPTION INFORMATION...........15
DIVIDENDS AND DISTRIBUTIONS..........19     ADMINISTRATOR
TAXES................................20     Concord Holding Corporation
TRUSTEES AND OFFICERS................26
ADVISORY AND OTHER CONTRACTS.........34     DISTRIBUTOR
APPENDIX.............................39     Victory Broker-Dealer Services, Inc.

INDEPENDENT AUDITOR'S REPORT                TRANSFER AGENT
FINANCIAL STATEMENTS                        Primary Funds Service Corporation

                                            CUSTODIAN
                                            Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory International Growth Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.


BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if not zrated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality

(i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument). For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN INVESTMENT. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Key Advisers or the Sub-Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

VARIABLE AND FLOATING RATE NOTES. The Fund may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

OPTIONS. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write such call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit . The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

MISCELLANEOUS SECURITIES. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund also may invest in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

"WHEN-ISSUED" SECURITIES. The Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will to limit its securities lending to 33 1/3% of total assets.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers will waive its investment advisory fee with respect to assets of the Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which the Fund's shares are sold, Key Advisers will waive its investment advisory fee as to all assets invested in other investment companies.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.


FUTURES CONTRACTS. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.


         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.


         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.


         The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

         The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.


         The Victory Portfolios have undertaken to restrict their futures contract trading as follows: first, the Victory Portfolios will not engage in transactions in futures contracts for speculative purposes; second, the Victory Portfolios will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Victory Portfolios will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Victory Portfolios will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.


         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, Key Advisers and the Sub-Adviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.


         Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.



                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.


        4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.


        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments. For purposes of this restriction, collateral arrangements with respect to margins for currency futures contracts are not deemed to be a pledge of assets.


        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:


        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.


        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund, and shall not limit the Fund's ability to make margin payments in connection with tranactions in currency future options.



        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.


        7. The Fund will not buy state, municipal, or private activity bonds.


STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.


Furthermore, the Fund will invest only in debt securities which are rated, at the time of purchase, within the three highest rating groups assigned by a NRSRO, or if unrated, those securities which Key Advisers or the Sub-Adviser deems to be of comparable quality.


GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.

                        VALUATION OF PORTFOLIO SECURITIES


Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.



                                   PERFORMANCE


From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

STANDARDIZED YIELD.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


               Standardized Yield = 2[(a-b + 1)^6 - 1]
                                    ------------------
                                           cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses   accrued   for  the  period   (net  of  any  expense
                  reimbursements).
         c =      the average  daily number of shares of that class  outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum  offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

DIVIDEND YIELD AND DISTRIBUTION RETURNS.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield of the Class =   Dividends of the Class +  Number of days
                              ------------------------    (accrual period) x 365
                              Max. Offering Price of
                              the Class (last day of
                              period)


The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The distribution return on Class A shares at maximum offering price and net asset value as of October 31, 1995, were 4.79% and 5.03%, respectively.

TOTAL RETURNS.

 The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


                   ( ERV )^n - 1 = Average Annual Total Return
                    -----
                   (  P  )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P

In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period May 18, 1990 (commencement of operations) to October 31, 1995 (life of fund) at maximum offering price were 5.40% and 33.26%, respectively. For the one and five year periods ended October 31, 1995 annual total returns for Class A shares were 7.10% and 6.91%, respectively.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period May 18, 1990 (commencement of operations) to October 31, 1995 (life of fund), at net asset value, was 6.35% and 39.92%, respectively. For the one and five year periods ended October 31, 1995, average annual total return for Class A shares was (2.50%) and 7.95%, respectively.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund.) The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, and Treasury bills , as compared to an investment in shares of the Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey; Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.


Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange (the "NYSE") and Federal Reserve Bank of Cleveland holiday closing schedule indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


 PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of the Victory Portfolios . To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.


In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:


COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or

"company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.


RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.


EXCHANGING SHARES.

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the Fund.)

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares " in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.

REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code of 1986, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.


The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


Gain or loss on the sale or other disposition of foreign currency on a spot (or cash) basis will result in ordinary gain or loss for federal income tax purposes.

Investment by the Fund in certain "passive foreign investment companies" might subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company at a gain, which tax would not be eliminated by making distributions to Fund shareholders. The Fund could avoid such a tax or charge by electing to treat the passive foreign investment company as a "qualified electing fund;" however, the Fund may not be in the position to make such an election.



                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.


The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:


                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------
Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh                     President                Chairman     and    Chief
International Ltd.                                     Executive        Officer,
53 Sylvan Road North                                   Glenleigh   International
Westport, CT  06880                                    Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation; Trustee, The
                                                       Victory Funds and the Key
                                                       Mutual  Funds  (the  "Key
                                                       Funds"),   formerly   the
                                                       Spears,  Benzak,  Salomon
                                                       and  Farrell  Funds  (the
                                                       "SBSF Funds").
------------
* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held         Principal Occupation
                              With the Victory         During Past 5 Years
Name, Address and Age         Portfolios
---------------------         ----------------         ---------------------

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).

Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

Dr. Harry Gazelle,  68        Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.

Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------


Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320 Washington, D.C. 20059                       University of New York at
                                                       Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.

                               Pension or                           Total
                               Retirement   Estimated               Compensation
                               Benefits     Annual       Total      from
                               Accrued as   Benefits     Compen-    Victory
                               Portfolio    Upon         sation     "Fund
                               Expenses     Retirement   from Fund  Complex"(1)
                               ----------   ----------   ---------  ----------
Leigh A. Wilson, Trustee ......   -0-         -0-          865.44   $46,716.97
Robert G. Brown, Trustee ......   -0-         -0-          880.52    39,815.98
John D. Buckingham, Trustee(2)    -0-         -0-          409.93    18,841.89
Edward P. Campbell, Trustee ...   -0-         -0-          670.63    33,799.68
Harry Gazelle, Trustee ........   -0-         -0-          735.72    35,916.98
John W. Kemper, Trustee(2) ....   -0-         -0-          506.60    22,567.31
Stanley I. Landgraf, Trustee ..   -0-         -0-          708.01    34,615.98
Thomas F. Morrissey, Trustee ..   -0-         -0-          802.87    40,366.98
H. Patrick Swygert, Trustee ...   -0-         -0-          802.87    37,116.98
John R. Young, Trustee(2)..       -0-         -0-          494.95    21,963.81

(1) For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April,
         1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)      Resigned


OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,     Chief    Funds.
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee  to  The  Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds


                                    . - 23 -

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

William B. Blundin, 57        Vice President           Senior Vice  President of
BISYS Fund Services                                    BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New York, New York  10019                              investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc.,          registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking Center, Fifth
                                                       Third Bank.

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

Martin R. Dean,  32           Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035                                1987   to   April   1994;
                                                       Senior Manager, KPMG Peat
                                                       Marwick.

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
(Ireland) Limited                                      Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center, Dublin 2,                             Waterhouse.
Ireland


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.


As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.



The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund (1)

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund (1)
                  Victory  Limited  Term Income Fund (1)
                  Victory Government  Mortgage Fund (1)
                  Victory Financial  Reserves Fund (1)
                  Victory Fund for Income (2)

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund (1)
                  Victory Stock Index Fund (1)

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS Victory Balanced Fund (1) Victory
                  Value Fund (1) Victory  Growth Fund (1)
                  Victory  Special Value Fund (1)
                  Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million .


         The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For  the  Victory   Balanced  Fund,     For  the  Victory  International  Growth
Diversified   Stock  Fund,   Growth     Fund,   Ohio  Regional  Stock  Fund  and
Fund,  Stock  Index  Fund and Value     Special Value Fund:
Fund:
                         Rate of                                    Rate of
Net Assets Fee(1)    Sub-Advisory Fee(1)   Net Assets             Sub-Advisory
-----------------    -------------------   ----------             ------------

Up to $10,000,000          0.65%           Up to $10,000,000          0.90%
Next  $15,000,000          0.50%           Next $15,000,000           0.70%
Next  $25,000,000          0.40%           Next $25,000,000           0.55%
Above $50,000,000          0.35%           Above $50,000,000          0.45%

For the Victory Intermediate Income          For the Victory  Prime  Obligations
Fund, Investment Quality Bond Fund,          Fund,  Tax-Free  Money Market Fund,
Limited  Term  Income  Fund,   Ohio          U.S.  Government  Obligations Fund,
Municipal  Bond  Fund,   Government          Financial       Reserves      Fund,
Bond  Fund,   Government   Mortgage          Institutional Money Market Fund and
Fund,  National Municipal Bond Fund          Ohio Municipal Money Market Fund:
and New York Tax-Free Fund:

                         Rate of                                     Rate of
Net Assets           Sub-Advisory Fee(1)   Net Assets             Sub-Advisory
-----------------    -------------------   ----------             ------------

Up to $10,000,000          0.40%           Up to $10,000,000          0.25%
Next $15,000,000           0.30%           Next $15,000,000           0.20%
Next $25,000,000           0.25%           Next $25,000,000           0.15%
Above $50,000,000          0.20%           Above $50,000,000          0.125%

--------------------


(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .





THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society National Bank served as investment adviser to the Fund. From January, 1993 through December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. Clay Finlay Inc. served as sub-adviser to the Fund from February 22, 1994 until June 5, 1995. For the fiscal years ended October 31, 1993, 1994 and 1995, the Fund paid investment advisory fees of $284,002, $532,331 and $901,337, respectively, after fee reductions of $25,853, $90,406 and $116,464, respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the investment advisory fees payable to Key Advisers by the Fund. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory
Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

In the fiscal years ended October 31, 1993 , 1994 and 1995, the Fund paid $187,410 , $272,288 and $333,609, respectively, in brokerage commissions.

PORTFOLIO TURNOVER. The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were 68.09% and 50.66%, respectively.


ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the Investment Company Act of 1940 due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Fund paid aggregate administration fees of $24,124, $69,419, and $138,965, respectively, after fee reductions of $1,711, $15,500 and $0, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the
Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1993 and 1994 Winsbury received $77,258 and $212,021, respectively, in underwriting commissions, and retained $0 and $0, respectively; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser)are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Act .


The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the

Fund;  (b)  costs  involved  in  preparing,   printing  and  distributing  sales
literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose . As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $3,333 per international fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995 the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $141,598, respectively.

CUSTODIAN.

Cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian; cash and securities owned by each of the other funds of the Victory Portfolio are held by Key Trust Company of Ohio, N.A. as custodian. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated October 30, 1995. Key Trust Company of Ohio, N.A. serves as custodian to each of the other funds of the Victory Portfolios pursuant to a Custodian Agreement dated May 24, 1995. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund;
(ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. The Bank of New York and Key Trust Company of Ohio, N.A. each may, with the approval of a fund and at the custodian's own expense, open and maintain a subcustody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios .

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company was shareholder of record of 96.32% of the outstanding Class A shares of the Fund, but did not hold such shares beneficially.

Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having an net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.


The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.


The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


         AA+.High credit quality Protection factors are strong.

         AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                            OHIO REGIONAL STOCK FUND





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - Ohio Regional Stock Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES ...  1     INVESTMENT ADVISER
INVESTMENT LIMITATIONS AND                   KeyCorp Mutual Fund Advisers, Inc.
    RESTRICTIONS.....................  6
VALUATION OF PORTFOLIO SECURITIES....  9     INVESTMENT SUB-ADVISER
PERFORMANCE..........................  9     Society Asset Management, Inc.
ADDITIONAL PURCHASE, EXCHANGE AND
    REDEMPTION INFORMATION........... 13     ADMINISTRATOR
DIVIDENDS AND DISTRIBUTIONS.......... 17     Concord Holding Corporation
TAXES................................ 17
TRUSTEES AND OFFICERS................ 17     DISTRIBUTOR
ADVISORY AND OTHER CONTRACTS......... 23     Victory   Broker-Dealer   Services,
ADDITIONAL INFORMATION............... 32     Inc.
APPENDIX............................. 37
INDEPENDENT AUDITOR'S REPORT                 TRANSFER AGENT
FINANCIAL STATEMENTS                         Primary Funds Service Corporation


                                             CUSTODIAN
                                             Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory Ohio Regional Stock Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.


BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality

(i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.


VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN INVESTMENT. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Key Advisers or the Sub-Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

VARIABLE AND FLOATING RATE NOTES. The Fund may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

OPTIONS. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write such call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit . The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

MISCELLANEOUS SECURITIES. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund also may invest in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

"WHEN-ISSUED" SECURITIES. The Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.


U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will to limit its securities lending to 33 1/3% of total assets.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers will waive its investment advisory fee with respect to assets of the Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which the Fund's shares are sold, Key Advisers will waive its investment advisory fee as to all assets invested in other investment companies.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements . Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.


                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.


        4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.


        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:


        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.


        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.


         7. The Fund will not buy state, municipal, or private activity bonds.


STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.



The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.



                        VALUATION OF PORTFOLIO SECURITIES


Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.



                                   PERFORMANCE


From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

STANDARDIZED YIELD.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


               Standardized Yield = 2[(a-b + 1)^6 - 1]
                                    -------------------
                                        cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses   accrued   for  the  period   (net  of  any  expense
                  reimbursements).
         c        = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum  offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended October 31, 1995 was 1.08% .

DIVIDEND YIELD AND DISTRIBUTION RETURNS.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield
   of the Class =          Dividends of the Class  +    Number of days
                   --------------------------------     (accrual period) x 365
                   Max. Offering Price of the Class
                   (last day of period)


The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 1.06% and 1.11%, respectively. The distribution return on Class A Shares at maximum offering price and net asset value as of October 31, 1995 were 5.47% and 5.47%, respectively.

TOTAL RETURNS.

 The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


                  ( ERV )^1n - 1 = Average Annual Total Return
                    ---
                  (  P  )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P


In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to October 31, 1995 (life of fund) at maximum offering price were 10.83% and 86.02%, respectively. For the one and five year periods ended October 31, 1995 annual total returns for Class A shares were 11.35% and 21.80%, respectively.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to October 31, 1995 (life of fund), at net asset value, was 11.93% and 95.32%, respectively. For the one and five year periods ended October 31, 1995, average annual total return for Class A shares was 16.93% and 23.00%, respectively.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.


From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral
(3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund.) The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, and Treasury bills , as compared to an investment in shares of the Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.


Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.


Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") and Federal Reserve Bank of Cleveland holiday closing schedules indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.


The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class.

Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers,
(5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of the Victory Portfolios . To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.


In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:


COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.


EXCHANGING SHARES.

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the
Fund).

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares " in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code of 1986, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.


The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in

"Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.


For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.


The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:



                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh International Ltd.  President                Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation; Trustee, The
                                                       Victory Funds and the Key
                                                       Mutual  Funds  (the  "Key
                                                       Funds"),   formerly   the
                                                       Spears,  Benzak,  Salomon
                                                       and  Farrell  Funds  (the
                                                       "SBSF Funds").

------------
* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).

Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

Dr. Harry Gazelle, 68         Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.

Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320 Washington, D.C.                             University of New York at
20059                                                  Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.


                               Pension or                           Total
                               Retirement   Estimated               Compensation
                               Benefits     Annual       Total      from
                               Accrued as   Benefits     Compen-    Victory
                               Portfolio    Upon         sation     "Fund
                               Expenses     Retirement   from Fund  Complex"(1)
                               ----------   ----------   ---------  ----------
Leigh A. Wilson, Trustee ......   -0-          -0-      252.05      $46,716.97
Robert G. Brown, Trustee ......   -0-          -0-      271.80       39,815.98
John D. Buckingham, Trustee(2)    -0-          -0-      133.11       18,841.89
Edward P. Campbell, Trustee ...   -0-          -0-      231.79       33,799.68
Harry Gazelle, Trustee ........   -0-          -0-      223.52       35,916.98
John W. Kemper, Trustee(2) ....   -0-          -0-      133.11       22,567.31
Stanley I. Landgraf, Trustee ..   -0-          -0-      231.79       34,615.98
Thomas F. Morrissey, Trustee ..   -0-          -0-      231.79       40,366.98
H. Patrick Swygert, Trustee ...   -0-          -0-      231.79       37,116.98
John R. Young, Trustee(2)......   -0-          -0-      140.98       21,963.81

(1) For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April,
         1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)      Resigned


OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:




                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation;  Trustee  to
                                                       The Victory Funds and the
                                                       Key Funds,  formerly  the
                                                       SBSF Funds.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

William B. Blundin, 57        Vice President           Senior Vice  President of
BISYS Fund Services                                    BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New York, New York  10019                              investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc.,          registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking   Center,   Fifth
                                                       Third Bank.

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

Martin R. Dean,  32           Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035                                1987   to   April   1994;
                                                       Senior Manager, KPMG Peat
                                                       Marwick.

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
 (Ireland) Limited                                     Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center,                                       Waterhouse.
Dublin 2, Ireland


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.


As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.



The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund (1)

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund (1)
                  Victory Limited Term Income Fund (1)
                  Victory Government Mortgage Fund (1)
                  Victory Financial Reserves Fund (1)
                  Victory Fund for Income (2)

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund (1)
                  Victory Stock Index Fund (1)

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund (1)
                  Victory Value Fund (1)
                  Victory Growth Fund (1)
                  Victory Special Value Fund (1)
                  Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million .


         The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For  the  Victory   Balanced  Fund,     For  the  Victory  International  Growth
Diversified   Stock  Fund,   Growth     Fund,   Ohio  Regional  Stock  Fund  and
Fund,  Stock  Index  Fund and Value     Special Value Fund:
Fund:

                         Rate of                                    Rate of
Net Assets Fee(1)    Sub-Advisory Fee(1)   Net Assets             Sub-Advisory
-----------------    -------------------   ----------             ------------

Up to $10,000,000          0.65%           Up to $10,000,000         0.90%
Next $15,000,000           0.50%           Next $15,000,000          0.70%
Next $25,000,000           0.40%           Next $25,000,000          0.55%
Above $50,000,000          0.35%           Above $50,000,000         0.45%

For the Victory Intermediate Income For the Victory Prime Obligations Fund, Investment Quality Bond Fund, Fund, Tax-Free Money Market Fund, U.S. Limited Term Income Fund, Ohio Government Obligations Fund, Financial
Municipal Bond Fund,  Government  Bond    Reserves  Fund,   Institutional  Money
Fund,    Government   Mortgage   Fund,    Market Fund and Ohio  Municipal  Money
National  Municipal  Bond Fund and New    Market Fund:
York Tax-Free Fund:

                         Rate of                                   Rate of
   Net Assets      Sub-Advisory Fee(1)       Net Assets      Sub-Advisory Fee(1)
   ----------      -------------------       ----------      -------------------

Up to $10,000,000         0.40%              Up to $10,000,000      0.25%
Next $15,000,000          0.30%              Next $15,000,000       0.20%
Next $25,000,000          0.25%              Next $25,000,000       0.15%
Above $50,000,000         0.20%              Above $50,000,000      0.125%

--------------------


(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .





THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society served as investment adviser to the Fund. From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1993, 1994 and 1995 the Fund paid investment advisory fees of $252,982, $247,755 and $253,943, respectively, after fee reductions of $5,574, $10,682 and $13,584 respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.




From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3)
 statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the investment advisory fees payable to Key Advisers by the Fund. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory
Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

In the fiscal years ended October 31, 1993 , 1994 and 1995, the Fund paid $14,502, $21,467 and $15,420, respectively, in brokerage commissions.

PORTFOLIO TURNOVER. The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were 11.44% and 14.38%, respectively.


ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the Investment Company Act of 1940 due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Fund paid aggregate administration fees of $50,596, $39,095, and $53,484, respectively, after fee reductions of $1,458, $12,592 and $21, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the
Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1993 and 1994 Winsbury received $77,258 and $212,021 respectively, in underwriting commissions, and retained $0 and $0, respectively; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser)are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS B SHARES DISTRIBUTION PLAN.

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the 1940 Act.


The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the

Fund;  (b)  costs  involved  in  preparing,   printing  and  distributing  sales
literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose . As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $141,598, respectively.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of the Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company was shareholder of record of 87.91% of the outstanding Class A shares of the Fund, but did not hold such shares beneficially.

Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.


The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.


The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


         AA+.High credit quality Protection factors are strong.

         AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -      Leading market positions in well-established industries.

         -      High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                               SPECIAL VALUE FUND





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - Special Value Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES ..... 1   INVESTMENT ADVISER
INVESTMENT LIMITATIONS AND                  KeyCorp Mutual Fund Advisers, Inc.
  RESTRICTIONS......................... 6
VALUATION OF PORTFOLIO SECURITIES...... 9   INVESTMENT SUB-ADVISER
PERFORMANCE............................ 9   Society Asset Management, Inc.
ADDITIONAL PURCHASE, EXCHANGE AND
  REDEMPTION INFORMATION...............13   ADMINISTRATOR
DIVIDENDS AND DISTRIBUTIONS............17   Concord Holding Corporation
TAXES..................................17
TRUSTEES AND OFFICERS..................17   DISTRIBUTOR
ADVISORY AND OTHER CONTRACTS...........23   Victory Broker-Dealer Services, Inc.
ADDITIONAL INFORMATION.................32
APPENDIX...............................37   TRANSFER AGENT
INDEPENDENT AUDITOR'S REPORT                Primary Funds Service Corporation
FINANCIAL STATEMENTS
                                            CUSTODIAN
                                            Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory Special Value Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.


BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.


The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality

(i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN INVESTMENT. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Key Advisers or the Sub-Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

VARIABLE AND FLOATING RATE NOTES. The Fund may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

    1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

OPTIONS. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write such call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit . The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

MISCELLANEOUS SECURITIES. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund also may invest in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

"WHEN-ISSUED" SECURITIES. The Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will limit its securities lending to 33 1/3% of total assets.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios. Key Advisers will waive its investment advisory fee with respect to assets of the Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which the Fund's shares are sold, Key Advisers will waive its investment advisory fee as to all assets invested in other investment companies.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.


FUTURES CONTRACTS. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.


When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.


The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.


The Victory Portfolios have undertaken to restrict their futures contract trading as follows: first, the Victory Portfolios will not engage in transactions in futures contracts for speculative purposes; second, the Victory Portfolios will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Victory Portfolios will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Victory Portfolios will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.


In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, Key Advisers and the Sub-Adviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.


Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.



                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:

    1. Participate on a joint or joint and several basis in any securities trading account.

    2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

    3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.


    4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.


    5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the

Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

    6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


    7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


    8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:


    1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


    2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.


    3. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.


    4. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

    5. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.





STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.



The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.



                        VALUATION OF PORTFOLIO SECURITIES


Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.



                                   PERFORMANCE


From time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and operating expenses.

STANDARDIZED YIELD.

The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:


               Standardized Yield = 2 [(a-b + 1)^6 - 1]
                                    ------------------
                                           cd

        The symbols above represent the following factors:

      a =   dividends and interest earned during the 30-day period.
      b =   expenses accrued for the period (net of any expense reimbursements).
      c =   the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =   the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended October 31, 1995 was 0.84% .

DIVIDEND YIELD AND DISTRIBUTION RETURNS.

From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


Dividend Yield of the Class=          Dividends of the Class
                           -----------------------------------------------------
                           Max. Offering Price of the Class (last day of period)

                           +    Number of days (accrual period) x 365


The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges ("CDSC").

From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 1.21% and 1.27%, respectively. The distribution return on Class A shares at maximum offering price and net asset value as of October 31, 1995 were 1.61% and 1.69%, respectively.

TOTAL RETURNS.

 The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:


                  ( ERV )^1n - 1 = Average Annual Total Return
                   -----
                  (  P  )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                  -------
                     P


In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable CDSC (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period December 3, 1993 (commencement of operations) to October 31, 1995 (life of fund) at maximum offering price were 9.54% and 19.04%, respectively. For the period ended October 31, 1995, annual total return for Class A shares was 12.44%.

From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period December 3, 1993 (commencement of operations) to October 31, 1995 (life of fund), at net asset value, was 12.37% and 24.99%, respectively. For the period ended October 31, 1995, average annual total return for Class A shares was 18.01%.

OTHER PERFORMANCE COMPARISONS.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (1) all other funds, excluding money market funds, and (2) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund.) The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, and Treasury bills , as compared to an investment in shares of the Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

Investors may also judge, and the Fund may at times advertise, the performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, and U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.


Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to maintain a fixed price per share.

            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") and Federal Reserve Bank of Cleveland holiday closing schedules indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


PURCHASING SHARES.

ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.


The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to the Fund's total net assets, and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with Key Advisers, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other funds of the Victory Portfolios . To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.


In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:


COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.


LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.


EXCHANGING SHARES.

Class A shares of the Fund may be exchanged for shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge. Shares of any Victory money market fund or any other fund of the Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market fund may be used to purchase Class B shares of the Fund.)

Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest, Exchange and Redeem - Class B shares " in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code of 1986, as amended (the "IRS Code"), if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. The reinstatement must be into an account bearing the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.


The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by the class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.


Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.

The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:




                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         --------------------

Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh International Ltd.  President                Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation; Trustee, The
                                                       Victory Funds and the Key
                                                       Mutual  Funds  (the  "Key
                                                       Funds"),   formerly   the
                                                       Spears,  Benzak,  Salomon
                                                       and  Farrell  Funds  (the
                                                       "SBSF Funds").

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).








Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

Dr. Harry Gazelle,  68        Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.


------------

* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         --------------------

Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320                                              University of New York at
Washington, D.C. 20059                                 Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).


Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.





                                   Pension or Retirement      Estimated Annual            Total             Total Compensation
                               Benefits Accrued as Portfolio      Benefits             Compensation            from Victory
                                          Expenses             Upon Retirement          from Fund           "Fund Complex" (1)
                               -----------------------------  ----------------         ------------         ------------------
Leigh A. Wilson, Trustee ..............    -0-                       -0-                $1,036.09               $46,716.97
Robert G. Brown, Trustee ..............    -0-                       -0-                 1,091.75                39,815.98
John D. Buckingham, Trustee(2)  .......    -0-                       -0-                   489.58                18,841.89
Edward P. Campbell, Trustee ...........    -0-                       -0-                   942.58                33,799.68
Harry Gazelle, Trustee ................    -0-                       -0-                   904.37                35,916.98
John W. Kemper, Trustee(2) ............    -0-                       -0-                   489.58                22,567.31
Stanley I. Landgraf, Trustee ..........    -0-                       -0-                   942.58                34,615.98
Thomas F. Morrissey, Trustee ..........    -0-                       -0-                   942.58                40,366.98
H. Patrick Swygert, Trustee ...........    -0-                       -0-                   942.58                37,116.98
John R. Young, Trustee(2) .............    -0-                       -0-                   523.93                21,963.81



(1) For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April,
         1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)      Resigned

OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:



                              POSITION(S) WITH THE         PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS          VICTORY PORTFOLIOS           DURING PAST 5 YEARS
---------------------         --------------------         --------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation;  Trustee  to
                                                       The Victory Funds and the
                                                       Key Funds,  formerly  the
                                                       SBSF Funds.

William  B. Blundin, 57     Vice President             Senior Vice  President of
BISYS Fund  Services                                   BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New  York,  New York  10019                            investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc., registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking   Center,   Fifth
                                                       Third Bank.

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

Martin R. Dean,  32           Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035                                1987   to   April   1994;
                                                       Senior Manager, KPMG Peat
                                                       Marwick.

                              POSITION(S) WITH THE         PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS          VICTORY PORTFOLIOS           DURING PAST 5 YEARS
---------------------         --------------------         --------------------

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
 (Ireland) Limited                                     Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center, Dublin 2, Ireland                     Waterhouse.


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.


As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.



                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.



The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund (1)

         .35 OF 1% OF AVERAGE DAILY NET ASSETS

                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund (1)
                  Victory Limited Term Income Fund (1)
                  Victory Government Mortgage Fund (1)
                  Victory Financial Reserves Fund (1)
                  Victory Fund for Income (2)

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund (1)
                  Victory Stock Index Fund (1)

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund (1)
                  Victory Value Fund (1)
                  Victory Growth Fund (1)
                  Victory Special Value Fund (1)
                  Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million.


         The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For   the   Victory   Balanced   Fund,    For the Victory  International  Growth
Diversified  Stock Fund,  Growth Fund,    Fund,  Ohio  Regional  Stock  Fund and
Stock Index Fund and Value Fund:          Special Value Fund:

                         Rate of                                   Rate of
  Net Assets       Sub-Advisory Fee(1)     Net Assets        Sub-Advisory Fee(1)
  ----------       -------------------     ----------        -------------------

Up to $10,000,000          0.65%          Up to $10,000,000        0.90%
Next $15,000,000           0.50%          Next $15,000,000         0.70%
Next $25,000,000           0.40%          Next $25,000,000         0.55%
Above $50,000,000          0.35%          Above $50,000,000        0.45%



For the Victory Intermediate Income For the Victory Prime Obligations Fund, Investment Quality Bond Fund, Fund, Tax-Free Money Market Fund, U.S. Limited Term Income Fund, Ohio Government Obligations Fund, Financial
Municipal Bond Fund,  Government  Bond    Reserves  Fund,   Institutional  Money
Fund,    Government   Mortgage   Fund,    Market Fund and Ohio  Municipal  Money
National  Municipal  Bond Fund and New    Market Fund:
York Tax-Free Fund:

                         Rate of                                   Rate of
  Net Assets       Sub-Advisory Fee(1)     Net Assets        Sub-Advisory Fee(1)
  ----------       -------------------     ----------        -------------------

Up to $10,000,000          0.40%          Up to $10,000,000        0.25%
Next $15,000,000           0.30%          Next $15,000,000         0.20%
Next $25,000,000           0.25%          Next $25,000,000         0.15%
Above $50,000,000          0.20%          Above $50,000,000        0.125%

--------------------

(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .


THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society served as investment adviser to the Fund. From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1994 and 1995 the Fund paid investment advisory fees of $588,378 and $1,140,267, respectively, after fee reductions of $242,661 and $405,752, respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.




From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the investment advisory fees payable to Key Advisers by the Fund. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory
Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests.

When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

In the fiscal years ended October 31, 1994 and 1995, the Fund paid $118,986 and $224,350, respectively, in brokerage commissions.

PORTFOLIO TURNOVER. The turnover rate stated in the Prospectus for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal years ended October 31, 1995 and the period from December 3, 1993 through October 31, 1994, the Fund's portfolio turnover rates were 38.57% and 17.90%, respectively.

ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the Investment Company Act of 1940 due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the period from December 31, 1993 through October 31, 1994 and the fiscal year ended October 31, 1995, the Fund paid aggregate administration fees of $115,967, and $231,340, respectively, after fee reductions of $8,689 and $1,000, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal year ended October 31, 1994 Winsbury received $212,021 in underwriting commissions, and retained $0; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser)are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

CLASS B SHARES DISTRIBUTION PLAN.



The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the 1940 Act. The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund;
(c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's Class B shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of Class B shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by the Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of the Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's Class B shares, or to third parties, including banks, that render shareholder support services.

The Distribution Plan was approved by the Trustees, including the Independent Trustees, at a meeting called for that purpose . As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of Class B shares of the Fund, additional sales of the Fund's Class B shares may result. Additionally, certain Class B shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995 the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $141,598, respectively.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of the Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.





                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company was shareholder of record of 98.17% of the outstanding Class A shares of the Fund, but did not hold such shares beneficially. The following shareholder beneficially owned 5% or more of the outstanding Class A shares of the Fund as of January 2, 1996:


                                    Number of Shares            % of Shares of
                                      Outstanding            Class A Outstanding
                                      -----------            -------------------

KeyCorp Balance Mutual/Equity Fund   2,051,901.29                  12.38%
127 Public Square
Cleveland, OH  44114


Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.


The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.


     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc.
("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


         AA+.High credit quality Protection factors are strong.

         AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).


Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                        U.S. GOVERNMENT OBLIGATIONS FUND

                                 INVESTOR SHARES

                                  SELECT SHARES





                                February 1, 1996





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - U.S. Government Obligations Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES ....  1    INVESTMENT ADVISER
INVESTMENT LIMITATIONS AND                   KeyCorp Mutual Fund Advisers, Inc.
    RESTRICTIONS......................  6
DETERMINING NET ASSET VALUE...........  7    INVESTMENT SUB-ADVISER
PERFORMANCE COMPARISONS...............  8    Society Asset Management, Inc.
ADDITIONAL PURCHASE, EXCHANGE AND
    REDEMPTION INFORMATION............  9    ADMINISTRATOR
DIVIDENDS AND DISTRIBUTIONS........... 11    Concord Holding Corporation
TAXES................................. 11
TRUSTEES AND OFFICERS................. 12    DISTRIBUTOR
ADVISORY AND OTHER CONTRACTS.......... 17    Victory   Broker-Dealer   Services,
ADDITIONAL INFORMATION................ 24    Inc.
APPENDIX.............................. 27
INDEPENDENT AUDITOR'S REPORT                 TRANSFER AGENT
FINANCIAL STATEMENTS                         Primary Funds Service Corporation

                                             CUSTODIAN
                                             Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), four of which series are currently inactive. The outstanding shares represent interests in the twenty-four separate investment portfolios which are currently active. This Statement of Additional Information relates to the Victory U.S. Government Obligations Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION  REGARDING FUND  INVESTMENTS.

The following policies supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS . As noted in the Prospectus, the Fund may invest only in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities where obligations are backed by the full faith and credit of the U.S. Treasury.

Pursuant to Rule 2a-7 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days.

Under the guidelines adopted by the Board and in accordance with the Rule , Key Advisers or the SubAdviser may be required to dispose promptly of an obligation held by the Fund in the event of certain developments that indicate a diminution of the instrument's credit quality, such as where a nationally recognized statistical rating organization (an "NRSRO") downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer. In this regard, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether its net asset value , calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders (a "Material Deviation"). In the event the Trustees determine that a Material Deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, paying shareholder redemption requests in portfolio securities at their then-current market value, or establishing a net asset value per share by using readily available market quotations.


The Appendix of this Statement of Additional Information identifies each NRSRO which may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements . This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a Fund instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the Fund instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling Fund instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling Fund instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked daily and maintained until the transaction is settled.

GOVERNMENT "MORTGAGE-BACKED" SECURITIES. The Fund may invest in obligations of agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the U.S. Treasury.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages.


MORTGAGE-RELATED SECURITIES -- IN GENERAL


Mortgage-related securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Among the

U.S. Government securities in which the Fund may invest are government "mortgage-backed" (or government guaranteed mortgage related securities). Such guarantees do not extend to the value of yield of the mortgage-backed securities themselves or of the Fund's shares.

GNMA Certificates. Certificates of GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.


The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates above par in the secondary market.



                     INVESTMENT LIMITATIONS AND RESTRICTIONS


The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

THE FUND MAY NOT:


        1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

        2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.

        3. Issue any senior  security (as defined in the 1940 Act),  except that
(a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

        4. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

        6. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.


        7. Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities whose obligations are backed by the full faith and credit of the U.S. Treasury, some of which may be subject to repurchase agreements.

        The following restrictions are not fundamental and may be changed without shareholder approval:


        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

        4. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        5. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "Commission"), the Fund may invest in the money market funds of the Victory Portfolios.

        6. The Fund will not buy state, municipal, or private activity bonds or write or purchase put options or purchase call options.

STATE REGULATIONS.

In addition, the Fund, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Fund's shareholders: (1) the Fund has represented to the Texas State Securities Board, that it will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (2) the Fund has represented to the Texas State Securities Board that it will not invest more than 5% of its net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

GENERAL.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.



The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding voting securities unless
(1) a policy is expressly deemed to be a fundamental policy of the Fund or (2) a policy is expressly deemed to be changeable only by such majority vote.


                           DETERMINING NET ASSET VALUE

The Fund's use of the amortized cost method of valuing Fund instruments depends on its compliance with certain conditions contained in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective .

The Fund has elected to use the amortized cost method of valuation pursuant to the Rule . This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the portfolio can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to the Rule , the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Should the disposition of a portfolio's security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


The Victory Portfolios' Trustees have also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Victory Portfolios' investment objectives, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.


MONITORING PROCEDURES

The Trustee's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average Fund maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. The Fund will limit the percentage allocation of its investments so as to comply with the Rule, which generally limits to 5% of total assets the amount which may be invested in the securities of any one issuer. If the instruments are not rated, the Trustees must determine that they are of comparable quality.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


                             PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

        o      portfolio quality;

        o      average portfolio maturity;
        o      type of instruments in which the portfolio is invested;
        o      changes in interest rates on money market instruments;
        o      changes in Fund expenses; and
        o      the relative amount of Fund cash flow.

From time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. (See "Performance" in the Prospectus).

YIELD

The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

        o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

        o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

        o      multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with the Fund, the yield will be reduced for those shareholders paying those fees. For the seven-day period ended October 31, 1995, the Fund's yield was 5.25%.

EFFECTIVE YIELD

The Fund's effective yield is computed by compounding the unannualized base period return by:

        o      adding 1 to the  base period return;
        o      raising the sum to the 365/7th power; and
        o      subtracting 1 from the result.

For the seven-day period ended October 31, 1995, the Fund's effective yield was 5.39%.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in each Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. When using total return and yield to compare the Fund with other mutual funds, investors should take into consideration permitted portfolio composition methods used to value portfolio securities and computing offering price. The Fund's average annual total returns for the one and five year periods ended October 31, 1995 and the period since inception were 5.38%, 4.21%, and 5.50%, respectively.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the total income over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. The Fund's cumulative total returns for the five year period ended October 31, 1995 and the period since inception were 22.91% and 61.50% respectively.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") and Federal Reserve Bank of Cleveland holiday closing schedule indicated in the Prospectus under "Share Price" are subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's net asset value per share at Valuation Time. A Fund's net asset value per share may be affected to the extent that its securities are traded on days that are not Business Days.

If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value per share of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.


PURCHASING SHARES


Shares are sold at their net asset value without a sales charge on days the NYSE and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "How to Invest, Exchange and Redeem."


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Converting the funds to federal funds is normally accomplished within two business days of receipt of the check.


EXCHANGING SHARES

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange, or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission, or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund, Key Advisers and the Sub-Adviser reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers' or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


REDEEMING SHARES


The Fund redeems shares at the next computed net asset value after the redemption request is received. Redemption procedures are explained in the prospectus under "How to Redeem."

REDEMPTION IN KIND


Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund. To the extent available, such securities will be readily marketable.

Redemption in kind will be made in conformity with applicable C ommission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.


The Fund has elected to be governed by Rule 18f-1 of the 1940 Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

The Victory Portfolios may redeem shares involuntarily if redemption appears appropriate in light of the Victory Portfolios' responsibilities under the 1940 Act.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund ordinarily declares dividends from its net investment income daily and pays such dividends on or around the second business day of the succeeding month. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on Fund assets, if any, less all expenses and liabilities of that Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Fund in proportion to the Fund's share of the total net assets of the Fund.


                                      TAXES

It is the policy of the Fund to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the IRS Code. By following such policy and distributing its income and gains currently with respect to each taxable year, the Fund expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

In order to qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and concentrate investments. If the Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide a (or has provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts (however, effective on or about February 29, 1996, the Victory Portfolios will be converted to a Delaware business trust). There are currently seven

Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.


The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------


Leigh A. Wilson*, 51          Trustee and              From  1989  to   present,
Glenleigh International Ltd.  President                Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation; Trustee, The
                                                       Victory Funds and the Key
                                                       Mutual  Funds  (the  "Key
                                                       Funds"),   formerly   the
                                                       Spears,  Benzak,  Salomon
                                                       and  Farrell  Funds  (the
                                                       "SBSF Funds").

Robert G. Brown, 72           Trustee                  Retired;   from   October
5460 N. Ocean Drive                                    1983  to  November  1990,
Singer Island                                          President,      Cleveland
Riviera  Beach,  FL 33404                              Advanced    Manufacturing
                                                       Program       (non-profit
                                                       corporation   engaged  in
                                                       regional         economic
                                                       development).

Edward P. Campbell,  46       Trustee                  From    March   1994   to
Nordson Corporation                                    present,  Executive  Vice
28601 Clemens Road                                     President    and    Chief
Westlake, OH  44145                                    Operating    Officer   of
                                                       Nordson       Corporation
                                                       (manufacturer          of
                                                       application   equipment);
                                                       from  May  1988 to  March
                                                       1994,  Vice  President of
                                                       Nordson Corporation; from
                                                       1987  to  December  1994,
                                                       member of the Supervisory
                                                       Committee   of  Society's
                                                       Collective     Investment
                                                       Retirement Fund; from May
                                                       1991  to   August   1994,
                                                       Trustee,        Financial
                                                       Reserves  Fund  and  from
                                                       May 1993 to August  1994,
                                                       Trustee,  Ohio  Municipal
                                                       Money     Market    Fund;
                                                       Trustee,    The   Victory
                                                       Funds and the Key  Funds,
                                                       formerly the SBSF Funds.

------------

* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Dr. Harry Gazelle,  68        Trustee                  Retired radiologist, Drs.
17822 Lake Road                                        Hill  and  Thomas  Corp.;
Lakewood, Ohio  44107                                  Trustee,    The   Victory
                                                       Funds.


Stanley I. Landgraf, 70       Trustee                  Retired;       currently,
41 Traditional Lane                                    Trustee,       Rensselaer
Loudonville, NY  12211                                 Polytechnic    Institute;
                                                       Director,          Elenel
                                                       Corporation           and
                                                       Mechanical    Technology,
                                                       Inc.;  Member,  Board  of
                                                       Overseers,    School   of
                                                       Management,    Rensselaer
                                                       Polytechnic    Institute;
                                                       Member,  The Fifty  Group
                                                       (a     Capital     Region
                                                       business   organization);
                                                       Trustee,    The   Victory
                                                       Funds.

Dr. Thomas F. Morrissey, 62   Trustee                  1995  Visiting   Scholar,
Weatherhead School of                                  Bond          University,
   Management                                          Queensland,    Australia;
Case Western Reserve                                   Professor,    Weatherhead
   University                                          School   of   Management,
10900 Euclid Avenue                                    Case   Western    Reserve
Cleveland, OH  44106-7235                              University;  from 1989 to
                                                       1995,  Associate  Dean of
                                                       Weatherhead   School   of
                                                       Management;  from 1987 to
                                                       December 1994,  Member of
                                                       the Supervisory Committee
                                                       of  Society's  Collective
                                                       Investment     Retirement
                                                       Fund;  from  May  1991 to
                                                       August   1994,   Trustee,
                                                       Financial  Reserves  Fund
                                                       and   from  May  1993  to
                                                       August   1994,   Trustee,
                                                       Ohio   Municipal    Money
                                                       Market Fund; Trustee, The
                                                       Victory Funds.

Dr. H. Patrick Swygert, 52    Trustee                  President,         Howard
Howard University                                      University;      formerly
2400 6th Street, N.W.                                  President,          State
Suite 320 Washington, D.C. 20059                       University of New York at
                                                       Albany;         formerly,
                                                       Executive Vice President,
                                                       Temple        University;
                                                       Trustee,    the   Victory
                                                       Funds.

The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Landgraf (Chairman), Morrissey and Brown, who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as Independent Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

The Investment Policy Committee met four times during the 12 months ended October 31, 1995. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met twice since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the 12 month period ended October 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.


Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).


Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1995.

                               Pension or                           Total
                               Retirement   Estimated               Compensation
                               Benefits     Annual       Total      from
                               Accrued as   Benefits     Compen-    Victory
                               Portfolio    Upon         sation     "Fund
                               Expenses     Retirement   from Fund  Complex"(1)
                               ----------   ----------   ---------  ----------
Leigh A. Wilson, Trustee.......  -0-           -0-       $5,902.24  $46,716.97
Robert G. Brown, Trustee         -0-           -0-        5,774.42   39,815.98
John D. Buckingham, Trustee(2).. -0-           -0-        2,478.65   18,841.89
Edward P. Campbell, Trustee....  -0-           -0-        4,324.24   33,799.68
Harry Gazelle, Trustee.........  -0-           -0-        4,922.46   35,916.98
John W. Kemper, Trustee(2).....  -0-           -0-        3,098.06   22,567.31
Stanley I. Landgraf, Trustee...  -0-           -0-        4,828.66   34,615.98
Thomas F. Morrissey, Trustee...  -0-           -0-        5,336.76   40,366 .98
H. Patrick Swygert, Trustee....  -0-           -0-        5,336.76   37,116.98
John     R. Young, Trustee(2)..  -0-           -0-        3,074.28   21,963.81

(1) For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Victory Portfolios as of June 5, 1995), the Key Funds, formerly the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Victory Balanced Fund and Victory Government Mortgage Fund as of December 19, 1994. There are presently 28 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."

(2)     Resigned

OFFICERS.

The officers of the Victory Portfolios, their ages, addresses and principal occupations during the past five years, are as follows:

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Leigh A. Wilson, 51           President and Trustee    From  1989  to   present,
Glenleigh International Ltd.                           Chairman     and    Chief
53 Sylvan Road North                                   Executive        Officer,
Westport, CT  06880                                    Glenleigh   International
                                                       Limited;   from  1984  to
                                                       1989,   Chief   Executive
                                                       Officer,   Paribas  North
                                                       America    and    Paribas
                                                       Corporation;  Trustee  to
                                                       The Victory Funds and the
                                                       Key Funds.

William B. Blundin, 57        Vice President           Senior Vice  President of
BISYS Fund Services                                    BISYS   Fund    Services;
125 West 55th Street                                   officer      of     other
New York, New York  10019                              investment      companies
                                                       administered   by   BISYS
                                                       Fund Services;  President
                                                       and    Chief    Executive
                                                       Officer      of     Vista
                                                       Broker-Dealer   Services,
                                                       Inc.,    Emerald    Asset
                                                       Management,  Inc. and BNY
                                                       Hamilton    Distributors,
                                                       Inc.,          registered
                                                       broker/dealers.

J. David Huber, 49            Vice President           Executive Vice President,
BISYS Fund Services                                    BISYS Fund Services.
3435 Stelzer Road
Columbus, OH  43219-3035

Scott A. Englehart, 33        Secretary                From   October   1990  to
BISYS Fund Services                                    present,    employee   of
3435 Stelzer Road                                      BISYS   Fund    Services,
Columbus, OH  43219-3035                               Inc.;    from   1985   to
                                                       October 1990,  Manager of
                                                       Banking   Center,   Fifth
                                                       Third Bank.

George O. Martinez, 36        Assistant Secretary      From    March   1995   to
BISYS Fund Services                                    present,    Senior   Vice
3435 Stelzer Road                                      President and Director of
Columbus, OH  43219-3035                               Legal   and    Compliance
                                                       Services,    BISYS   Fund
                                                       Services;  from June 1989
                                                       to   March   1995,   Vice
                                                       President  and  Associate
                                                       General Counsel, Alliance
                                                       Capital Management.

                              Position(s) Held
                              With the Victory         Principal Occupation
Name, Address and Age         Portfolios               During Past 5 Years
---------------------         ----------------         ---------------------

Martin R. Dean,  32           Treasurer                From May 1994 to present,
BISYS Fund  Services                                   employee  of  BISYS  Fund
3435  Stelzer Road                                     Services;   from  January
Columbus, OH 43219-3035 1994;                          1987  to   April   Senior
                                                       Manager,     KPMG    Peat
                                                       Marwick.

Adrian J. Waters, 33          Assistant Treasurer      From May 1993 to present,
BISYS Fund Services                                    employee  of  BISYS  Fund
(Ireland) Limited                                      Services;  from  1989  to
Floor 2, Block 2                                       May 1993, Manager,  Price
Harcourt Center, Dublin 2, Ireland                     Waterhouse.


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219- 3035.


The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. Concord Holding Corporation receives fees from the Victory Portfolios for acting as Administrator.

As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER AND SUB-ADVISER.

Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the Investment Advisers Act of 1940 . It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $66 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of September 30, 1995, KeyCorp had an asset base of $68 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.



The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund (1)

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund (1)
                  Victory U.S. Government Obligations Fund (1)
                  Victory Tax-Free Money Market Fund (1)

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund (1)
                  Victory Limited Term Income Fund (1)
                  Victory Government Mortgage Fund (1)
                  Victory Financial Reserves Fund (1)
                  Victory Fund for Income (2)

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund (1)
                  Victory Government Bond Fund (1)
                  Victory New York Tax-Free Fund (1)

         .60      OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund (1)
                  Victory Stock Index Fund (1)

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund (1)

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund (1)
                  Victory Investment Quality Bond Fund (1)
                  Victory Ohio Regional Stock Fund (1)

         1% OF AVERAGE DAILY NET ASSETS
                  Victory Balanced Fund (1)
                  Victory Value Fund (1)
                  Victory Growth Fund (1)
                  Victory Special Value Fund (1)
                  Victory Special Growth Fund (3)

         1.10% OF AVERAGE DAILY NET ASSETS
                  Victory International Growth Fund (1)

--------------

(1) Society Asset Management , Inc. serves as sub-adviser to each of these funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the table set forth below, following these footnotes.

(2) First Albany Asset Management Corporation serves as sub-adviser to the Victory Fund for Income, for which it receives .20% of such fund's average daily net assets.

(3) T. Rowe Price Associates, Inc. serves as sub-adviser to the Victory Special Growth Fund, for which it receives .25% of such fund's average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million .


The Sub-Investment advisory fees payable by Key Advisers to the Sub-Adviser are as follows:

For  the  Victory   Balanced  Fund,     For  the  Victory  International  Growth
Diversified   Stock  Fund,   Growth     Fund,   Ohio  Regional  Stock  Fund  and
Fund,  Stock  Index  Fund and Value     Special Value Fund:
Fund:

                         Rate of                                   Rate of
Net Assets Fee(1)  Sub-Advisory Fee(1)    Net Assets         Sub-Advisory Fee(1)
-----------------  -------------------    ----------         -------------------

Up to $10,000,000          0.65%          Up to $10,000,000          0.90%
Next $15,000,000           0.50%          Next $15,000,000           0.70%
Next $25,000,000           0.40%          Next $25,000,000           0.55%
Above $50,000,000          0.35%          Above $50,000,000          0.45%

For the Victory Intermediate Income For the Victory Prime Obligations Fund, Fund, Investment Quality Bond Fund, Tax-Free Money Market Fund, U.S. Limited Term Income Fund, Ohio Government Obligations Fund, Financial Municipal Bond Fund, Government Reserves Fund, Institutional Money
Bond  Fund,   Government   Mortgage     Market  Fund  and Ohio  Municipal  Money
Fund,  National Municipal Bond Fund     Market Fund:
and New York Tax-Free Fund:

                         Rate of                                    Rate of
   Net Assets      Sub-Advisory Fee(1)     Net Assets        Sub-Advisory Fee(1)
   ----------      -------------------     ----------        -------------------

Up to $10,000,000          0.40%           Up to $10,000,000       0.25%
Next $15,000,000           0.30%           Next  $15,000,000       0.20%
Next $25,000,000           0.25%           Next  $25,000,000       0.15%
Above $50,000,000          0.20%           Above $50,000,000       0.125%

--------------------


(1) As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the SubAdviser, and will be in writing .


THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS.

Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Victory Portfolios on behalf of the Fund (the "Investment Advisory Agreement") provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Prior to January, 1993, Society served as investment adviser to the Fund. From January, 1993 until December 31, 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1993, 1994 and 1995 the Fund paid investment advisory fees of $1,787,412, $1,614,950 and $2,245,705, respectively, after fee reductions of $0, $0 and $0, respectively.

Under the Investment Advisory Agreement, Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers

Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. The sub-advisory arrangement does not result in the payment of additional fees by the Fund.

GLASS-STEAGALL ACT.


In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (2) descriptions of certain personnel and their functions; and (3)
 statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, Key Advisers and the Sub- Adviser determine, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


Allocation of transactions to dealers is determined by Key Advisers or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. The Fund purchases portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or their affiliates, or Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Fund are made independently from those made for the other funds of the Victory Portfolios or any other investment company or account managed by Key Advisers or the Sub-Adviser. Such other funds, investment companies or accounts may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the SubAdviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

ADMINISTRATOR.

Currently, Concord Holding Corporation ("CHC") serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement). Prior to June 5, 1995, the Winsbury Company ("Winsbury"), now known as BISYS Fund Services, served as the Fund's administrator.

While CHC and Winsbury are distinct legal entities from BISYS Fund Services, CHC and Winsbury are considered to be affiliated persons of BISYS Fund Services under the 1940 Act due to, among other things, the fact that CHC and Winsbury are owned by substantially the same persons that directly or indirectly own BISYS Fund Services.

CHC receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of the Fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to the Fund.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.


The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.


In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Fund paid aggregate administration fees of $764,000, $679,754, and $868,808, respectively, after fee reductions of $1,662, $12,368 and $93,637, respectively.

DISTRIBUTOR.

Victory Broker-Dealer Services, Inc. serves as distributor (the "Distributor") for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Prior to May 31, 1995, Winsbury served as distributor of the Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the
Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1993 and 1994 Winsbury received $77,258 and $212,021, respectively, in underwriting commissions, and retained $0 and $0, respectively; for the fiscal year ended October 31, 1995, the Distributor received from the Fund $0 in underwriting commissions, and retained $0.

TRANSFER AGENT.

Primary Funds Service Corporation ("PFSC") serves as transfer agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency Agreement. Under its agreement with the Victory Portfolios, PFSC has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, PFSC receives a maximum monthly fee of $1,250 from the Fund and a maximum of $3.50 per account of the Fund.

SHAREHOLDER SERVICING PLAN.

The Select Shares class has established a Shareholder Servicing Plan . Under the Shareholder Servicing Plan, the Select Shares class may pay up to .25% of its net assets to Shareholder Servicing Agents (which may include affiliates of the Adviser and Sub-Adviser) for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries ; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. serves as fund accountant for the Fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Fund. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal years ended October 31, 1993, October 31, 1994 and October 31, 1995, the Victory Portfolios paid fund accounting fees of $144,288, $152,663 and $243,249, respectively.

CUSTODIAN.

Cash and securities owned by the Fund are held by Key Trust Company of Ohio, N.A. as custodian. Key Trust Company of Ohio, N.A. serves as custodian to the Fund pursuant to a Custodian Agreement dated May 24, 1995. Under this Agreement, Key Trust Company of Ohio, N.A. (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. may, with the approval of the Victory Portfolios and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that Key Trust Company of Ohio, N.A. shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

The financial highlights appearing in the Prospectus has been derived from financial statements of the Fund incorporated by reference in this Statement of Additional Information which, for the fiscal year ended October 31, 1995, have been audited by Coopers & Lybrand L.L.P. as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand

L.L.P. serves as the Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

EXPENSES.

The Fund bears the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees , Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

If total expenses borne by the Fund in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Fund limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of its average net assets, 2.0% of the next $70 million of its average net assets, and 1.5% of its remaining average net assets. Any expenses to be borne by Key Advisers or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES.

The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust as of the date of this Statement of Additional Information. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the

Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

The Fund offers two classes of shares -- the Investor Shares and the Select Shares. The Select Shares class has adopted a Shareholder Servicing Plan and is available only through financial institutions that provide special services to their customers.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

As of January 2, 1996, the Fund believes that Society National Bank of Cleveland and Company, Society National Bank -- Private Banking, and Key Clearing Corp. were shareholders of record of 76.64%, 9.58% and 7.65%, respectively, of the outstanding Select Class shares of the Fund, but did not hold such shares beneficially.

Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Victory Portfolios . A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value per share of at least
$25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY UNDER MASSACHUSETTS LAW.


Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.


SHAREHOLDER AND TRUSTEE LIABILITY UNDER DELAWARE LAW.

On December 1, 1995 shareholders of The Victory Portfolios approved a plan to convert the Victory Portfolios to a Delaware business trust. The conversion is expected to occur on or about February 29, 1996. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

MISCELLANEOUS.

As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a fund (or the Fund), together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund (or the Fund) that are allocated to that fund (or the Fund) by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund , which are allocated to each fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the Commission as an open-end management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.


         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    APPENDIX


DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).


Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.


         AA+.High credit quality Protection factors are strong.

         AA.Risk is modest but may vary slightly from time to time

         AA-.because of economic conditions.

         A+.Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.



SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

The Victory Portfolios



                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:

           --     Condensed Financial Information.

           Included in Part B:

           -- For the  Balanced  Fund,  Diversified  Stock  Fund,  International
           Growth Fund, Ohio Regional Stock Fund, Special Value Fund and U.S. Government Obligations Fund, audited financial reports dated October 31, 1995 are incorporated by reference in Part B and were filed on December 28, 1995 as an Exhibit to Post-Effective Amendment No. 25.

     (b)   Exhibits:

     99.B(1)      (a)    Amended and Restated  Declaration of Trust dated as
                         of  September  19,  1986  is  incorporated   herein  by
                         reference to Exhibit 1 to the Registrant's Registration
                         Statement on Form N-1A filed on September 24, 1986.

                  (b) Amendment to the Declaration of Trust dated October 22, 1986 is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

                  (c) Certificate of Secretary of Resolution of the Board of Trustees of the Trust dated February 24, 1993, whereby the Trustees changed the name of the Trust to "The Society Funds" is incorporated herein by reference to
                         Exhibit 1(c) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on
                         Form N-1A filed on February 26, 1993.

                  (d) Amended and Restated Declaration of Trust dated September 2, 1994 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on September 2, 1994.

                  (e) Certificate of Secretary of Resolution of the Board of Trustees of the Trust dated August 30, 1994, whereby the Trustees changed the name of the Trust to "The Victory Portfolios" is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on
                         Form N-1A filed on September 2, 1994.

                  (f) Amendment to the Declaration of Trust dated October 20, 1995 is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

                  (g) Delaware Trust Instrument dated December 6, 1995 is incorporated herein by reference to Exhibit 99.B1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on December 28, 1995.

     99.B(2)      (a)    Code of Regulations is incorporated herein by reference
                         to Exhibit 2 to  Pre-Effective  Amendment  No. 1 to the
                         Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

                  (b) By-Laws adopted December 6, 1995 are incorporated herein by reference to Exhibit 99.B2 to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on December 28, 1995.


     99.B(3)      None.

     99.B(4)      None.

     99.B(5)      (a)    Investment  Advisory  Agreement  dated as of January 1,
                         1996,  between the  Registrant  and KeyCorp Mutual Fund
                         Advisers, Inc. is filed herewith as Exhibit 99.B5(a).

                  (b) Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and Society Asset Management, Inc. dated as of January 1, 1996, is filed herewith as Exhibit 99.B5(b).

                  (c) Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and T. Rowe Price Associates Inc. dated as of January 1, 1996, regarding the Special Growth Fund is filed herewith as Exhibit 99.B5(c).

                  (d) Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and First Albany Asset Management Corporation dated as of January 1, 1996, regarding the Fund for Income is filed herewith as
                         Exhibit 99.B5(d).

The Victory Portfolios



     99.B(6)      (a)    Distribution   Agreement  between  the  Registrant  and
                         Victory  Broker-Dealer  Services,  Inc. dated March 31,
                         1995 with an amended Schedule A dated February 1, 1996 is filed herewith as Exhibit 99.B6(a).

                  (b)    Form of  Broker-Dealer  Agreement is filed  herewith as
                         Exhibit 99.B6(b).

     99.B(7)      None.

     99.B(8) (a) Amended and Restated Mutual Fund Custody Agreement dated May 24, 1995 by and between the Registrant and Key Trust of Ohio, N.A. is incorporated by reference to
                         Exhibit 8(a) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (b) Institutional Custody and Clearance Services Agreement dated October 30, 1995 by and between The Bank of New York and Key Services Corporation is filed herewith as
                         Exhibit 99.B8(b).

     99.B(9)      (a)    Administration Agreement dated June 5, 1995 between the
                         Registrant   and   Concord   Holding   Corporation   is
                         incorporated   by   reference   to   Exhibit   9(a)  to
                         Post-Effective  Amendment  No.  22 to the  Registrant's
                         Registration Statement on Form N-1A filed on August 28,
                         1995.

                  (b) Transfer Agency and Dividend Disbursing Agreement dated September 6, 1994 as amended June 5, 1995, between the Registrant and Primary Funds Service Corporation is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (c) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated by reference to
                         Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (d) Shareholder Servicing Plan dated June 5, 1995 with an amended Schedule I dated February 1, 1996 is filed herewith as Exhibit 99.B9(d).

                  (e) Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit 99.B9(e) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on December 28, 1995.

99.B(10)      (a) Opinion of Counsel was filed with  Registrant's Rule 24f-2
               Notice for the period ending October 31, 1995, submitted on December 28, 1995.

     99.B(11)     (a)    Consent of Kramer, Levin, Naftalis, Nessen, Kamin &
                         Frankel is filed herewith as Exhibit 99.B11(a).

                  (b) Consent of Coopers & Lybrand L.L.P. is filed herewith as Exhibit 99.B11(b).

     99.B(12) Audited financial report for the period ended October 31, 1995 is incorporated herein by reference to Exhibit 99.B12 to
                  Post-Effective Amendment No. 25 to the Registrant's Registration Statement in Form N-1A filed on December 28, 1995.

     99.B(13) (a) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.



                                       C-2

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                  (b)    Purchase  Agreement  dated  October  15,  1989  between
                         Registrant and Winsbury Associates is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

                  (c) Form of Purchase Agreement is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

     99.B(14)     None.

     99.B(15) (a) Distribution and Service Plan dated June 5, 1995 for The Victory Portfolios Class A Shares of Government Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Fund for Income, Financial Reserves Fund, Institutional Money Market Fund and Ohio Municipal Money Market Fund is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (b) Distribution Plan dated June 5, 1995 for Class B Shares of Balanced Fund, Diversified Stock Fund, Government Bond Fund, International Growth Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio
                         Regional Stock Fund, Special Value Fund, and U.S. Government Obligations Fund with an amended Schedule I dated February 1, 1996 is filed herewith as Exhibit 99.B15(b).

     99.B(16) Forms of computation of performance quotation are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Fund N-1A filed on December 23, 1994.

     99.B(17)     Financial Data Schedules are filed herewith as Exhibit 27.

     99.B(18) (a) Rule 18f-3 Multi-Class Plan adopted effective June 5, 1995 is incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (b) Amended and Restated Rule 18f-3 Multi-Class Plan effective as of December 6, 1995 is incorporated herein by reference to Exhibit 99.B18(b) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on December 28, 1995.

     99.B(19)     (a)    Power of Attorney of Leigh A.  Wilson  filed  herewith.
                         Powers  of  Attornewy  of Robert  G.  Brown,  Edward P.
                         Campbell, Harry Gazelle, Stanley I. Landgraf, Thomas F.
                         Morrissy and H. Patrick Swygert are incorporated herein by reference to Exhibit 99.B P of A to Post-Effective
                         Amendment  No.  26  to  the  Registrant's  Registration
                         Statement on Form N-1A filed on December 28, 1995.

Item 25.   Persons Controlled by or under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.

           As of December 1, 1995 the number of record holders of each series of Class A Shares of the Registrant were as follows:




                                       C-3

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                                                                Number of
           Title of Series                                   Record Holders
           ---------------                                   --------------

           U.S. Government Obligations Fund                        159

           Prime Obligations Fund                                 1,012

           Tax Free Money Market Fund                               79

           Balanced Fund                                           940

           Stock Index Fund                                         57

           Value Fund                                               62

           Diversified Stock Fund                                 4,141

           Growth Fund                                             313

           Special Value Fund                                      602

           Special Growth Fund                                      80

           Ohio Regional Stock Fund                               1,000

           International Growth Fund                              1,068

           Limited Term Income Fund                                152

           Government Mortgage Fund                                288

           Ohio Municipal Bond Fund                                258

           Intermediate Income Fund                                 26

           Investment Quality Bond Fund                             81

           Florida Tax-Free Bond Fund                                0

           Municipal Bond Fund                                       0

           Convertible Securities Fund                               0

           Short-Term U.S. Government                                0

           Income Fund                                               0

           Financial Reserves Fund                                  78

           Fund For Income                                        1,597

           Government Bond Fund                                    142

           Institutional Money Market Fund                          17

           National Municipal Bond Fund                            100



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           New York Tax-Free Fund                                   507

           Ohio Municipal Money Market Fund                         106


           As of December 1, 1995, the number of record holders of each series of Class B Shares of the Registrant were as follows:

                                                                  Number of
           Title of Series                                     Record Holders
                                                               --------------
           Government Bond                                            58

           National Municipal Bond Fund                               19

           New York Tax-Free Fund                                     81


           As of December 1, 1995 the number of record holders of each series of Service shares of the Registrant were as follows:

                                                                  Number of
           Title of Series                                     Record Holders
                                                               --------------
           Institutional Money Market Fund                             8

Item 27.   Indemnification

Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1(d) hereto, and Article X, Section 10.02 of the Delaware Trust Instrument which Registrant intends to be governed by, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Fund's principal underwriter, custodian, fund accountant and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a), hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(c) hereto, and
Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of



                                       C-5

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           whether  such  indemnification  by it is  against  public  policy  as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

           KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers") is the investment adviser to each fund of the Victory Portfolios. Key Advisers is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $68 billion as of September 30, 1995. KeyCorp is a leading financial institution doing business in 26 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. Society Asset Management, Inc. ("Society"), an affiliate of Key Advisers, is the sub-adviser of each of the funds (other than Special Growth Fund and Fund for Income). Key Advisers, Society and their affiliates have over $66 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

           T. Rowe Price Associates, Inc. ("T. Rowe Price"), sub-adviser of the Special Growth Fund, maintains its principal office at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 1995, the firm and its affiliates managed over $70 billion for over 2.5 million individual and institutional investor accounts.

           First Albany Asset Management Corporation ("First Albany"), Sub-adviser of the Fund for Income, 41 State Street, Albany, New York 12207, was incorporated on July 3, 1991, as a newly formed subsidiary of First Albany Companies, Inc. It utilizes the expertise of an experienced staff of research personnel employed by its affiliate, First Albany Corporation.

           The principal executive officers and directors of KeyCorp Advisers are as follows:

           W. Christopher Maxwell, Director, Chairman and Chief Executive Officer. Also Executive Vice President of Keycorp Management Company ("KMC")

           Kathleen  A.  Dennis,  Director  and  President.   Also  Senior  Vice
           President of KMC.

           Martin J. Walker, Director. Also Chairman, President and Chief Executive Officer of Society and Executive Vice President of KeyCorp.

           James W. Wert, Director. Also Senior Executive Vice President and Chief Investment Officer of KeyCorp.

           William G. Spears, Director. Also Chairman, Chief Executive Officer and Managing Director of Spears, Benzak, Salomon and Farrell, Inc. ("SBSF")

           Linda  A.  Grandstaff,   Director.  Also  Executive  Vice  President,
           Commercial and International Services Group of KeyCorp.

           Richard B. Ainsworth, Jr., Director. Also Executive Vice President of Key Trust Company of Ohio, National Association.

           Robert G. Jones, Director. Also Executive Vice President, Community Banking, of KeyCorp.

           Jack L. Kopnisky, Director.  Also President, Key Investments, Inc.

           John M. Keane,  Vice-President  and Treasurer.  Also Vice  President,
           KMC.



                                       C-6

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The Victory Portfolios




           Ann Kowal Smith, Secretary. Also Vice President and Senior Counsel of KMC.

           Charles G. Crane, Senior Vice President and Senior Managing Director. Also Senior Vice President and Managing Director of SBSF.

           Dennis M. Grapo, Senior Vice President and Senior Managing Director. Also Senior Vice President and Senior Managing Director of Society.

           Frank  J.  Riccardi,   Senior  Vice  President  and  Senior  Managing
           Director. Also Senior Vice President and Senior Managing Director of Society.

           Anthony Aveni, Senior Vice President and Senior Managing Director. Also Senior Vice President and Senior Managing Director of Society.

           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

           The principal executive officers and directors of Society are as follows:

Directors:

           Martin J. Walker, also Chairman, President and Chief Executive Officer of Society and Executive Vice President of KeyCorp.

           James W. Wert, also Senior Executive Vice President and Chief Investment Officer of KeyCorp.

           Richard B. Ainsworth, Jr., also Executive Vice President of Key Trust Company of Ohio, National Association.

           Dennis M. Grapo, also Senior Vice President and Senior Managing Director of Society.

           Frank J. Riccardi, also Senior Vice President and Senior Managing Director of Society.

           Kenneth W. Ostrowski, also Senior Vice President and Senior Managing Director of Society.

           Anthony Aveni, also Senior Vice President and Senior Managing Director of Society.

           James S. Bingay, also Executive Vice President of KeyCorp.

           John E. Kohl, also Executive Vice President of KMC.

Other Officers:

           James D. Kacic, Vice President and Treasurer of Society.

           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

           The following persons are directors of First Albany:

           Hugh A. Johnson, Jr. is President and Chairman of the Board of Directors of First Albany. Mr. Johnson is also Senior Vice President, Chief Investment Officer and a Director of First Albany Corporation. Mr. Johnson is also Senior Vice President and a Director of First Albany Companies, Inc.



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           George C.  McNamee is  Chairman  of the Board of  Directors  of First
           Albany Corporation and of First Albany Companies, Inc.

           Alan P. Goldberg is President and a director of First Albany Corporation and of First Albany Companies, Inc.

           In addition to Mr. Johnson, the following persons are executive officers of First Albany:

           Robert T. Hennes, Jr., is Executive Vice President and Secretary of First Albany. Mr. Hennes was previously Chairman of Dollar Dry Dock Investment Management Corporation and President of Investors Preference New York Tax Free Fund, Inc. and Investors Preference Fund for Income, Inc.

           Thomas J. Curran is a Managing Director of First Albany and a Senior Vice President of First Albany Corporation.

           Paul V. Ireland is a Managing Director of First Albany and a Vice President of First Albany Corporation.

           C. Lee Liscom is a Managing Director of First Albany and a Vice President of First Albany Corporation. Mr. Liscom was previously an Executive Vice President of Key Trust Corporation.

           David J. Cunningham is Treasurer of First Albany and a Senior Vice President and Chief Financial Officer of First Albany Corporation and of First Albany Companies, Inc.

           The address of each of the above individuals is 41 State Street, Albany, New York 12207, at which First Albany maintains its offices.

           Listed below are the Directors of T. Rowe Price who have other substantial businesses, professions, vocations, or employment aside from that of Director of T. Rowe Price:

           James E. Halbkat, Jr., President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925.

           John W. Rosenblum, Tayloe Murphy Professor at the University of Virginia, and a Director of: Chesapeake Corporation, a manufacturer of paper products, Camdus Communications Corp., a provider of printing and communication services, Comdial Corporation, a manufacturer of telephone systems for businesses, and Cone Mills Corporation, a textiles producer. Mr. Rosenblum's address is P.O. Box 6550, Charlottesville, Virginia 22906.

           Robert L. Strickland, Chairman of Loew's Companies, Inc., a retailer of specialty home supplies, and a Director of Hannaford Bros. Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

           Philip C. Walsh, Consultant to Cyprus Amax Minerals Company, Englewood, Colorado, and a Director of Piedmont Mining Company, Inc., Charlotte, North Carolina. Mr. Walsh's address is 200 East 66th Street, Apt. A-1005, New York, New York 10021.

           With the exception of Messrs. Halbkat, Rosenblum, Strickland, and Walsh (listed above), all Directors of T. Rowe Price are employees of T. Rowe Price. Listed below are the additional Directors and the principal executive officer of T. Rowe Price:

           James S. Riepe, Thomas H. Broadus, Carter O. Hoffman, George A. Roche, M. David Testa and Henry H. Hopkins - Directors of T. Rowe Price.

           George J. Collins, Chief Executive Officer and President of T. Rowe Price.

The Victory Portfolios




           The address of each of the above individuals is 100 East Pratt Street, Baltimore, Maryland 21202.


Item 29.   Principal Underwriter

     (a) Victory Broker-Dealer Services, Inc. acts as distributor for the Registrant and Concord Holding Corporation serves as administrator for the Registrant.

     (b) Directors, officers and partners of Victory Broker-Dealer Services, Inc. as of October 31, 1995 were as follows:


                               Positions and Officers
Name and Principal             with Victory Broker-      Positions and Offices
Business Addresses             Dealer Services, Inc.     with the Registrant
------------------             ----------------------    ---------------------

Lynn J. Mangum                      Chairman                    None
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43215


Richard E. Stierwalt
BISYS Fund Services, Inc.
3435 Stelzer Road                 President/CEO                 None
Columbus, Ohio  43215


Robert J. McMullen
BISYS Fund Services, Inc.
3435 Stelzer Road           Executive Vice President            None
Columbus, Ohio  43215


William B. Blundin
BISYS Fund Services, Inc.
3435 Stelzer Road                Vice President            Vice President
Columbus, Ohio  43215


Dennis Sheehan
BISYS Fund Services, Inc.
3435 Stelzer Road                Vice President                 None
Columbus, Ohio  43215


Catherine T. Dwyer
BISYS Fund Services, Inc.
3435 Stelzer Road           Vice President/Secretary            None
Columbus, Ohio  43215


Michael D. Burns
BISYS Fund Services, Inc.
3435 Stelzer Road           Vice President-Compliance           None
Columbus, Ohio  43215

The Victory Portfolios





Annamaria Porcaro
BISYS Fund Services, Inc.
3435 Stelzer Road              Assistant Secretary                None
Columbus, Ohio  43215


Robert Tuch
BISYS Fund Services, Inc.
3435 Stelzer Road              Assistant Secretary                None
Columbus, Ohio  43215


Stephen Mintos
BISYS Fund Services, Inc.
3435 Stelzer Road           Executive Vice President/             None
Columbus, Ohio  43215                  COO


George O. Martinez
BISYS Fund Services, Inc.
3435 Stelzer Road             Senior Vice President        Assistant Secretary
Columbus, Ohio  43215


Dale Smith
BISYS Fund Services, Inc.
3435 Stelzer Road              Vice President/CFO                 None
Columbus, Ohio  43215


Sean Kelly
BISYS Fund Services, Inc.
3435 Stelzer Road             First Vice President                None
Columbus, Ohio  43215




Item 30.   Location of Accounts and Records

     (1) KeyCorp Mutual Fund Advisers, Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser).

     (2)   Society Asset Management,  Inc., 127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its   functions  as  investment
           sub-adviser.

     (3) Society National Bank, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as shareholder servicing agent).

     (4) T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 and First Albany Asset Management Corporation, 41 State Street, Albany, New York 12207 (records relating to its functions as sub-investment adviser).

     (5) Concord Holding Corporation, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator).

     (6) Primary Funds Service Corporation, 859 Williard Street, Quincy, Massachusetts 02269- 9110 (records relating to its functions as transfer agent).

The Victory Portfolios



     (7) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and shareholder servicing agent).

     (8) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its functions as sub-custodian of International Growth Fund and Balanced Fund).


Item 31.   Management Services

           None.

Item 32.   Undertakings

           Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

           Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

NOTICE

     A copy of the Agreement and Declaration of Trust of The Victory Portfolios is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Post Effective Amendment to Registrant's Registration Statement is executed on behalf of the Registrant by an officer and the trustees of the Registrant as an officer, and as trustees, respectively, and not individually and that the obligations of or arising out of this Post-Effective Amendment to Registrant's Registration Statement are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of January, 1996.

                             THE VICTORY PORTFOLIOS

                             By: /s/Leigh A. Wilson
                                 --------------------------------------
                                 Leigh A. Wilson, President and Trustee



As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities indicated on the 31st day of January, 1996.

  /s/ Leigh A. Wilson                                         President
-------------------------------
Leigh A. Wilson

  /s/ Martin Dean                                             Treasurer
-------------------------------
Martin Dean

      *                                                       Trustee
-------------------------------
Robert G. Brown

      *                                                       Trustee
-------------------------------
Edward P. Campbell

      *                                                       Trustee
-------------------------------
Harry Gazelle

      *                                                       Trustee
-------------------------------
Stanley I. Landgraf

      *                                                       Trustee
-------------------------------
Thomas F. Morrissey

      *                                                       Trustee
-------------------------------
H. Patrick Swygert

*By: /s/ Carl Frischling
     --------------------------
      Carl Frischling, Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney, dated December 18, 1995, filed herewith and as filed with Post-Effective Amendment No. 26 to Registrant's Registration Statement on December 28, 1995.

The Victory Portfolios



                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number

EX-99.B5(a)     Investment  Advisory  Agreement  between  the Funds and  KeyCorp
                Mutual Fund Advisers, Inc. dated as of January 1, 1996.

EX-99.B5(b)     Investment  Sub-Advisory  Agreement  between KeyCorp Mutual Fund
                Advisers, Inc. and Society Asset Management,  Inc. as of January
                1, 1996.

EX-99.B5(c)     Investment  Sub-Advisory  Agreement  between KeyCorp Mutual Fund
                Advisers,  Inc. and T. Rowe Price  Associates  Inc.  dated as of
                January 1, 1996 regarding the Special Growth Fund.

EX-99.B5(d)     Investment  Sub-Advisory  Agreement  between KeyCorp Mutual Fund
                Advisers, Inc. and First Albany Asset Management Corporation dated as of January 1, 1996 regarding the Fund for Income.

EX-99.B6(a)     Distribution   Agreement  between  the  Registrant  and  Victory
                Broker-Dealer Services, Inc. dated March 31, 1995 with an amended Schedule I dated February 1, 1996.

EX-99.B6(b)     Form of Broker-Dealer Agreement.

EX-99.B8(b)     Amended  and  Restated   Institutional   Custody  and  Clearance
                Services Agreement dated October 31, 1995.

EX-99.B9(d)     Shareholder  Servicing  Plan  dated June 5, 1995 with an amended
                Schedule I dated February 1, 1996.

EX-99.B11(a)    Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

EX-99.B11(b)    Consent of Coopers & Lybrand L.L.P.

EX-99.B15(b)    Distribution  Plan  dated June 5, 1995 for Class B Shares of
                Balanced Fund, Diversified Stock Fund, Government Bond Fund,
                International Growth Fund, National Municipal Bond Fund, New
                York Tax-Free Fund, Ohio Regional Stock Fund,  Special Value
                Fund, and U.S.  Government  Obligations Fund with an amended
                Schedule I dated February 1, 1996.

EX-99B-P of A   Power of Attorney.

EX-27           Financial Data Schedules.